As filed with the Securities and Exchange Commission on September 28, 2016
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2016
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Core Bond Fund
(Unaudited) 7/31/16

PRINCIPAL AMOUNT(a)				VALUE	†
(000's omitted)				(000's omitted)

U.S. Treasury Obligations (28.1%)
		$5,955	U.S. Treasury Bonds, 6.25%, due 8/15/23	$7,963	(b)
		17,220	U.S. Treasury Bonds, 5.50%, due 8/15/28	24,682	(b)
		3,735	U.S. Treasury Bonds, 3.88%, due 8/15/40	5,042
		9,071	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/25	9,241
		7,661	U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/26	9,023
		1,164	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/28	1,368
		3,602	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/29	5,215
		2,030	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/42	2,104
		22,345	U.S. Treasury Notes, 0.63%, due 5/31/17	22,355
		1,000	U.S. Treasury Notes, 0.63%, due 9/30/17	1,000
		45	U.S. Treasury Notes, 0.75%, due 2/28/18	45
		260	U.S. Treasury Notes, 1.50%, due 2/28/23	264
		8,945	U.S. Treasury Notes, 1.63%, due 2/15/26	9,080
		780	U.S. Treasury Notes, 4.75%, due 2/15/37	1,174

			Total U.S. Treasury Obligations (Cost $94,243)	98,556

U.S. Government Agency Securities (3.4%)
		5,000	Federal Home Loan Bank, Bonds, 0.70%, due 6/5/17	5,003
		1,560	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	2,317
		450	Federal Home Loan Mortgage Corp., Notes, 6.75%, due 3/15/31	703
		1,020	Federal National Mortgage Association, Notes, 0.88%, due 8/2/19	1,018
		1,200	Federal National Mortgage Association, Notes, 1.60%, due 12/24/20	1,200
		1,855	Residual Funding Corp., Bonds, 0.00%, due 4/15/30	1,348	(c)
		250	Tennessee Valley Authority, Senior Unsecured Notes, 5.25%, due 9/15/39	351

			Total U.S. Government Agency Securities (Cost $11,472)	11,940

Mortgage-Backed Securities (32.9%)

Collateralized Mortgage Obligations (0.0%)
		13	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.73%, due 5/25/32	13	(d)

Commercial Mortgage-Backed (5.1%)
		155	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	155
		371	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	376
		367	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	378	(e)
		3,497	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.22%, due 9/10/46	173	(d)(f)
		4,945	Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Class XA, 1.08%, due 10/10/47	341	(d)(f)
		2,622	Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Class XA, 1.44%, due 2/10/48	237	(d)(f)
		550	Citigroup Commercial Mortgage Trust, Ser. 2015-P1, Class A5, 3.72%, due 9/15/48	610
		298	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	300
		495	COBALT CMBS Commercial Mortgage Trust, Ser. 2007-C2, Class A3, 5.48%, due 4/15/47	503	(e)
		6,897	Commercial Mortgage Loan Trust, Ser. 2014-CR17, Class XA, 1.33%, due 5/10/47	409	(d)(f)
		709	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.09%, due 12/10/49	734	(d)
		6,395	Commercial Mortgage Trust, Ser. 2013-CR11, Class XA, 1.20%, due 10/10/46	374	(d)(f)
		7,076	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.23%, due 4/10/47	420	(d)(f)
		4,484	Commercial Mortgage Trust, Ser. 2014-LC15, Class XA, 1.38%, due 4/10/47	292	(d)(f)
		3,962	Commercial Mortgage Trust, Ser. 2014-UBS3, Class XA, 1.34%, due 6/10/47	274	(d)(f)
		4,949	Commercial Mortgage Trust, Ser. 2014-UBS6, Class XA, 1.06%, due 12/10/47	298	(d)(f)
		335	Commercial Mortgage Trust, Ser. 2015-LC21, Class A4, 3.71%, due 7/10/48	371
		58	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.70%, due 6/15/39	59	(d)
		501	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.94%, due 9/15/39	516	(d)
		74	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	74
		737	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	759	(e)
		250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.07%, due 2/15/41	259	(d)
		3,096	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.02%, due 1/10/45	256	(d)(f)(g)
		1,308	GS Mortgage Securities Trust, Ser. 2007-GG10, Class A4, 5.79%, due 8/10/45	1,335	(d)
		4,403	GS Mortgage Securities Trust, Ser. 2014-GC18, Class XA, 1.19%, due 1/10/47	262	(d)(f)
		335	GS Mortgage Securities Trust, Ser. 2015-GC32, Class A4, 3.76%, due 7/10/48	373
		355	GS Mortgage Securities Trust, Ser. GSMS 2015 GC34 A4, 3.51%, due 10/10/48	388
		1,747	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	1,771
		1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,254	(e)
		4,684	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.22%, due 6/15/47	284	(d)(f)
		710	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C24, Class A4, 3.73%, due 5/15/48	787
		55	Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2, 5.61%, due 4/15/49	55
		2,818	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.78%, due 12/10/45	224	(d)(f)(g)
		1,768	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.06%, due 8/10/49	150	(d)(f)(g)
		500	Wells Fargo Commercial Mortgage Trust, Ser. 2015-C29, Class A4, 3.64%, due 6/15/48	551
		500	Wells Fargo Commercial Mortgage Trust, Ser. 2015-C30, Class A4, 3.66%, due 9/15/58	553
		7,227	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.45%, due 3/15/45	381	(d)(f)(g)
		6,441	WF-RBS Commercial Mortgage Trust, Ser. 2014-C25, Class XA, 0.94%, due 11/15/47	363	(d)(f)
		15,538	WF-RBS Commercial Mortgage Trust, Ser. 2014-C22, Class XA, 0.94%, due 9/15/57	815	(d)(f)
				17,714
Fannie Mae (17.3%)
		1,262	Pass-Through Certificates, 2.50%, due 4/1/30 – 1/1/31	1,309
		5,199	Pass-Through Certificates, 3.00%, due 8/1/29 – 5/1/45	5,450
		8,984	Pass-Through Certificates, 3.50%, due 12/1/41 – 3/1/46	9,522
		12,726	Pass-Through Certificates, 4.00%, due 2/1/41 – 12/1/45	13,688
		10,684	Pass-Through Certificates, 4.50%, due 9/1/23 – 3/1/46	11,664
		4,590	Pass-Through Certificates, 5.00%, due 1/1/17 – 4/1/44	5,089
		2,782	Pass-Through Certificates, 5.50%, due 11/1/22 – 3/1/41	3,121
		1,153	Pass-Through Certificates, 6.00%, due 3/1/33 – 11/1/38	1,320
		1,435	Pass-Through Certificates, 2.50%, TBA, 15 Year Maturity	1,487	(h)
		1,275	Pass-Through Certificates, 3.00%, TBA, 15 Year Maturity	1,337	(h)
		1,585	Pass-Through Certificates, 3.00%, TBA, 30 Year Maturity	1,649	(h)
		2,075	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	2,192	(h)
		2,530	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	2,712	(h)
				60,540
Freddie Mac (7.9%)
		134	Pass-Through Certificates, 2.55%, due 2/1/37	141	(d)
		177	Pass-Through Certificates, 2.75%, due 4/1/37	188	(d)
		5,762	Pass-Through Certificates, 3.50%, due 7/1/42 – 5/1/46	6,104
		9,899	Pass-Through Certificates, 4.00%, due 11/1/40 – 3/1/46	10,610
		3,612	Pass-Through Certificates, 4.50%, due 6/1/39 – 2/1/45	3,945
		439	Pass-Through Certificates, 5.00%, due 5/1/23 – 5/1/41	483
		1,134	Pass-Through Certificates, 5.50%, due 12/1/22 – 11/1/38	1,273
		21	Pass-Through Certificates, 6.00%, due 12/1/37	24
		5	Pass-Through Certificates, 6.50%, due 11/1/25	5
		855	Pass-Through Certificates, 2.50%, TBA, 15 Year Maturity	886	(h)
		2,230	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	2,354	(h)
		1,715	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	1,836	(h)
				27,849
Government National Mortgage Association (2.6%)
		2,117	Pass-Through Certificates, 3.50%, due 1/20/43 – 5/20/46	2,254
		3,196	Pass-Through Certificates, 4.00%, due 11/20/44 – 5/20/46	3,415
		925	Pass-Through Certificates, 3.00%, TBA, 30 Year Maturity	972	(h)
		2,325	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	2,471	(h)
				9,112

			Total Mortgage-Backed Securities (Cost $115,042)	115,228

Corporate Bonds (30.6%)

Airlines (0.5%)
		1,755	American Airlines, Inc., Pass-Through Certificates, Ser. 2016-2, Class A, 3.65%, due 6/15/28	1,842	(b)

Auto Manufacturers (2.5%)
		800	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.55%, due 10/5/18	814
		1,635	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.10%, due 5/4/23	1,673	(b)
		1,140	Ford Motor Credit Co. LLC, Senior Unsecured Global Medium-Term Notes, 4.39%, due 1/8/26	1,254	(b)
		560	General Motors Co., Senior Unsecured Notes, 6.60%, due 4/1/36	693
		830	General Motors Financial Co., Inc., Guaranteed Notes, 3.10%, due 1/15/19	849
		1,150	General Motors Financial Co., Inc., Guaranteed Notes, 2.40%, due 5/9/19	1,156	(b)
		1,555	General Motors Financial Co., Inc., Guaranteed Notes, 3.20%, due 7/6/21	1,579
		840	General Motors Financial Co., Inc., Guaranteed Notes, 4.30%, due 7/13/25	879
				8,897
Banks (9.1%)
		1,085	Bank of America Corp., Senior Unsecured Global Medium-Term Notes, 2.63%, due 4/19/21	1,105
		630	Bank of America Corp., Subordinated Medium-Term Notes, 4.00%, due 1/22/25	655
		1,395	Bank of America Corp., Subordinated Global Medium-Term Notes, 4.45%, due 3/3/26	1,499
		2,275	Bank of America Corp., Senior Unsecured Global Medium-Term Notes, 3.50%, due 4/19/26	2,376
		820	Barclays PLC, Senior Unsecured Notes, 2.00%, due 3/16/18	818
		1,149	Capital One N.A., Senior Unsecured Notes, 2.35%, due 8/17/18	1,167
		1,730	Citigroup, Inc., Senior Unsecured Notes, 2.70%, due 3/30/21	1,765
		335	Citigroup, Inc., Subordinated Notes, 4.45%, due 9/29/27	351
		295	Citigroup, Inc., Subordinated Notes, 5.30%, due 5/6/44	334
		705	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	723	(d)
		1,505	Deutsche Bank AG, Senior Unsecured Global Medium-Term Notes, 3.38%, due 5/12/21	1,504
		485	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, due 7/27/20	505
		1,340	Goldman Sachs Group, Inc., Senior Unsecured Notes, 2.00%, due 4/25/19	1,354
		920	Goldman Sachs Group, Inc., Subordinated Notes, 4.25%, due 10/21/25	972
		1,695	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, due 2/25/26	1,793
		1,565	Goldman Sachs Group, Inc., Subordinated Notes, 5.15%, due 5/22/45	1,718
		1,350	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/31/49	1,370	(d)
		1,585	JPMorgan Chase & Co., Senior Unsecured Notes, 2.95%, due 10/1/26	1,601
		705	JPMorgan Chase & Co., Subordinated Notes, 4.95%, due 6/1/45	809	(b)
		1,415	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. V, 5.00%, due 12/29/49	1,404	(d)
		1,185	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/31/49	1,239	(d)
		1,035	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 2.50%, due 4/21/21	1,047	(b)
		740	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 3.88%, due 1/27/26	790
		1,375	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 12/31/49	1,351	(d)
		525	MUFG Union Bank N.A., Senior Unsecured Bank Notes, 2.25%, due 5/6/19	533
		1,965	Wells Fargo & Co., Senior Unsecured Notes, 2.10%, due 7/26/21	1,975
		380	Wells Fargo & Co., Subordinated Medium-Term Notes, 4.65%, due 11/4/44	415
		515	Wells Fargo & Co., Subordinated Global Medium-Term Notes, 4.90%, due 11/17/45	584
				31,757
Beverages (1.0%)
		640	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, due 2/1/46	784
		1,430	Molson Coors Brewing Co., Guaranteed Notes, 2.10%, due 7/15/21	1,450
		1,130	SABMiller Holdings, Inc., Guaranteed Notes, 3.75%, due 1/15/22	1,228	(g)
				3,462
Biotechnology (0.3%)
		740	Biogen, Inc., Senior Unsecured Notes, 5.20%, due 9/15/45	886

Commercial Services (0.2%)
		700	ERAC USA Finance LLC, Guaranteed Notes, 2.35%, due 10/15/19	712	(g)

Computers (1.7%)
		1,330	Apple, Inc., Senior Unsecured Notes, 4.65%, due 2/23/46	1,513
		2,240	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes, 4.42%, due 6/15/21	2,342	(g)
		1,250	HP Enterprise Co., Senior Unsecured Notes, 4.90%, due 10/15/25	1,341	(g)
		830	Seagate HDD Cayman, Guaranteed Notes, 4.88%, due 6/1/27	696
				5,892
Diversified Financial Services (0.9%)
		400	Air Lease Corp., Senior Unsecured Notes, 3.88%, due 4/1/21	419
		1,220	American Express Credit Corp., Senior Unsecured Medium-Term Notes, 2.25%, due 5/5/21	1,246
		1,230	Synchrony Financial, Senior Unsecured Notes, 2.60%, due 1/15/19	1,246	(b)
		231	Visa, Inc., Senior Unsecured Notes, 4.30%, due 12/14/45	274
				3,185
Electric (1.6%)
		540	CMS Energy Corp., Senior Unsecured Notes, 3.00%, due 5/15/26	559
		665	Dominion Resources, Inc., Senior Unsecured Notes, 3.90%, due 10/1/25	723
		760	Duke Energy Carolinas LLC, First Mortgage, 3.88%, due 3/15/46	842
		875	Exelon Corp., Senior Unsecured Notes, 4.45%, due 4/15/46	964
		620	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 1.59%, due 6/1/17	622
		725	South Carolina Electric & Gas Co., First Mortgage, 5.10%, due 6/1/65	870
		840	Southern Co., Senior Unsecured Notes, 4.40%, due 7/1/46	931
				5,511
Food (0.4%)
		695	Grupo Bimbo SAB de CV, Guaranteed Notes, 4.88%, due 6/27/44	726	(g)
		420	Kraft Heinz Foods Co., Guaranteed Notes, 5.20%, due 7/15/45	515	(g)
				1,241
Healthcare - Services (0.6%)
		975	Aetna, Inc., Senior Unsecured Notes, 2.80%, due 6/15/23	1,004	(b)
		605	Aetna, Inc., Senior Unsecured Notes, 4.38%, due 6/15/46	627
		390	Quest Diagnostics, Inc., Senior Unsecured Notes, 2.50%, due 3/30/20	399
				2,030
Insurance (0.8%)
		650	Allstate Corp., Subordinated Notes, 5.75%, due 8/15/53	683	(d)
		1,350	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.13%, due 3/15/26	1,437
		705	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	714	(d)
				2,834
Media (2.4%)
		1,450	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 3.58%, due 7/23/20	1,526	(g)
		1,605	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, due 7/23/25	1,773	(g)
		520	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 6.48%, due 10/23/45	624	(g)
		375	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	376
		980	Thomson Reuters Corp., Senior Unsecured Notes, 3.35%, due 5/15/26	1,019	(b)
		460	Viacom, Inc., Senior Unsecured Notes, 2.75%, due 12/15/19	469
		1,635	Viacom, Inc., Senior Unsecured Notes, 3.88%, due 4/1/24	1,680
		1,055	Viacom, Inc., Senior Unsecured Notes, 4.38%, due 3/15/43	911
				8,378
Mining (0.1%)
		320	Glencore Funding LLC, Guaranteed Notes, 4.00%, due 4/16/25	300	(g)

Office - Business Equipment (0.1%)
		450	Xerox Corp., Senior Unsecured Notes, 2.75%, due 9/1/20	444

Oil & Gas (1.4%)
		560	Apache Corp., Senior Unsecured Notes, 4.75%, due 4/15/43	557
		1,205	BP Capital Markets PLC, Guaranteed Notes, 3.12%, due 5/4/26	1,230
		810	ConocoPhillips Co., Guaranteed Notes, 2.20%, due 5/15/20	816
		750	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, due 6/1/25	681
		475	Shell Int'l Finance BV, Guaranteed Notes, 4.38%, due 5/11/45	515
		1,205	Shell International Finance BV, Guaranteed Notes, 4.00%, due 5/10/46	1,241	(b)
				5,040
Pharmaceuticals (2.3%)
		1,215	AbbVie, Inc., Senior Unsecured Notes, 2.50%, due 5/14/20	1,247	(b)
		1,215	AbbVie, Inc., Senior Unsecured Notes, 3.20%, due 5/14/26	1,247
		565	Express Scripts Holding Co., Guaranteed Notes, 2.25%, due 6/15/19	576
		1,005	Express Scripts Holding Co., Guaranteed Notes, 4.80%, due 7/15/46	1,074
		471	Mylan NV, Guaranteed Notes, 3.75%, due 12/15/20	498	(g)
		1,605	Mylan NV, Guaranteed Notes, 3.15%, due 6/15/21	1,656	(g)
		1,620	Mylan NV, Guaranteed Notes, 3.95%, due 6/15/26	1,698	(g)
				7,996
Pipelines (0.6%)
		650	Energy Transfer Partners L.P., Senior Unsecured Notes, 4.15%, due 10/1/20	675
		320	Energy Transfer Partners L.P., Senior Unsecured Notes, 5.20%, due 2/1/22	342
		690	Energy Transfer Partners L.P., Senior Unsecured Notes, 6.50%, due 2/1/42	730
		355	Kinder Morgan, Inc., Guaranteed Notes, 5.55%, due 6/1/45	356	(b)
				2,103
Real Estate Investment Trusts (1.1%)
		1,340	Omega Healthcare Investors, Inc., Guaranteed Notes, 4.38%, due 8/1/23	1,355
		915	Omega Healthcare Investors, Inc., Guaranteed Notes, 4.50%, due 1/15/25	925
		685	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	687	(g)
		945	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 2.70%, due 9/17/19	968	(g)
				3,935
Retail (0.3%)
		1,155	CVS Health Corp., Senior Unsecured Notes, 2.13%, due 6/1/21	1,178	(b)

Savings & Loans (0.3%)
		1,020	Nationwide Building Society, Senior Unsecured Notes, 2.45%, due 7/27/21	1,028	(g)

Software (0.4%)
		1,355	Oracle Corp., Senior Unsecured Notes, 4.00%, due 7/15/46	1,404

Telecommunications (2.0%)
		2,200	AT&T, Inc., Senior Unsecured Notes, 5.35%, due 9/1/40	2,499	(b)
		1,155	AT&T, Inc., Senior Unsecured Notes, 4.75%, due 5/15/46	1,224	(b)
		570	Verizon Communications, Inc., Senior Unsecured Notes, 5.05%, due 3/15/34	643
		1,905	Verizon Communications, Inc., Senior Unsecured Notes, 4.27%, due 1/15/36	1,993	(b)
		685	Verizon Communications, Inc., Senior Unsecured Notes, 5.01%, due 8/21/54	755
				7,114

			Total Corporate Bonds (Cost $102,476)	107,169

Asset-Backed Securities (3.5%)
		1,400	Aames Mortgage Investment Trust, Ser. 2006-1, Class A4, 1.05%, due 4/25/36	1,250	(d)
		1,350	ACE Securities Corp. Home Equity Loan Trust, Ser. 2005-HE3, Class M3, 1.19%, due 5/25/35	1,127	(d)
		530	Ameriquest Mortgage Securities, Inc., Ser. 2005-R7, Class M2, 0.99%, due 9/25/35	487	(d)
		1,100	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 0.97%, due 10/25/35	988	(d)
		15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.95%, due 12/25/33	14	(d)
		110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.86%, due 1/25/36	104	(d)
		250	Countrywide Asset-Backed Certificates, Ser. 2004-5, Class 1A, 0.99%, due 10/25/34	232	(d)
		21	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.71%, due 4/25/33	20	(d)
		775	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 1.14%, due 4/25/35	694	(d)
		1,410	IndyMac Residential Asset-Backed Trust, Ser. 2005-D, Class AII4, 0.84%, due 3/25/36	1,247	(d)
		720	Morgan Stanley ABS Capital I, Inc., Ser. 2006-NC1, Class M1, 0.87%, due 12/25/35	606	(d)
		1,350	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, 0.95%, due 1/25/36	1,156	(d)
		6	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 1.17%, due 3/25/33	6	(d)
		750	Residential Asset Mortgage Products, Inc., Ser. 2005-RS4, Class M3, 0.97%, due 4/25/35	703	(d)
		770	Residential Asset Mortgage Products, Inc., Ser. 2005-RS7, Class M1, 0.99%, due 7/25/35	718	(d)
		9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 1.03%, due 3/25/35	8	(d)
		775	Soundview Home Equity Loan Trust, Ser. 2005-DO1, Class M5, 1.45%, due 5/25/35	686	(d)
		1,560	Soundview Home Equity Loan Trust, Ser. 2005-OPT1, Class M2, 1.16%, due 6/25/35	1,425	(d)
		900	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 0.96%, due 11/25/35	767	(d)
		4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 1.17%, due 1/25/34	4	(d)

			Total Asset-Backed Securities (Cost $11,957)	12,242

Foreign Government Securities (2.1%)

Sovereign (2.1%)
	MXN	34,770	Mexican Bonos, Senior Unsecured Notes, Ser. M, 7.75%, due 11/13/42	2,168
	ZAR	39,260	South Africa Government Bond, Bonds, Ser. R214, 6.50%, due 2/28/41	2,028	(b)
	EUR	2,325	Spain Government Bond, Senior Unsecured Notes, 2.90%, due 10/31/46	3,072	(g)(i)

			Total Foreign Government Securities (Cost $8,104)	7,268

NUMBER OF SHARES

Short-Term Investment (3.7%)
		$13,035,349	State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (Cost $13,035)	13,035	(b)(j)

			Total Investments (104.3%) (Cost $356,329)	365,438	##

			Other Assets Less Liabilities [(4.3%)]	(14,973)	(k)

			Net Assets (100.0%)	$350,465

(a)		Principal amount is stated in the currency in which the security is denominated. EUR = Euro MXN=Mexican Peso ZAR=South African Rand
(b)		All or a portion of this security is segregated in connection with obligations for TBAs and/or futures contracts with a total value of approximately $46,520,000.
(c)		This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(d)		Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(e)		The security is a weighted average fixed-rate available funds class whose coupon may change depending on the underlying loans in the deal.
(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $21,705,000, which represents 6.2% of net assets of the Fund.  These securities have been deemed by the investment manager to be liquid.

(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2016, amounted to approximately $17,896,000, which represents 5.11% of net assets of the Fund.

(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at July 31, 2016 amounted to $3,072,000, which represents approximately 0.9% of net assets for the Fund.

(j)		Rate represents 7-day effective yield as of 7/31/2016.
(k)		Includes the impact of the Fund's open positions in derivatives at 7/31/2016.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2016, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
9/8/2016	32 Euro-Buxl Bond, 30 Year	Short	$(680,800)
9/19/2016	26 Euro	Short	59,715
9/8/2016	23 Euro-OAT	Short	(49,696)
9/19/2016	73 Mexican Peso	Short	5,563
9/21/2016	135 U.S. Treasury Note, 10 Year	Short	(182,371)
9/21/2016	19 U.S. Treasury Bond, Long	Short	(218,346)
9/19/2016	58 South African Rand	Short	(187,183)
9/8/2016	21 Euro-Bund	Long	41,729
9/19/2016	1 New Zealand Dollar	Long	2,881
9/21/2016	8 U.S. Treasury Bond, Ultra Long	Long	36,970
9/21/2016	22 U.S. Treasury Bond, 10 Year Ultra	Long	25,267
Total			$(1,146,271)

At July 31, 2016, the notional value of futures for the Fund was $8,752,634 for long positions and $(40,138,251) for short positions. The Fund had deposited $1,996,705 in segregated accounts to cover margin requirements on open futures.

Schedule of Investments Core Bond Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$98,556	$—	$98,556
U.S. Government Agency Securities	—	11,940	—	11,940
Mortgage-Backed Securities(a)	—	115,228	—	115,228
Corporate Bonds(a)	—	107,169	—	107,169
Asset-Backed Securities	—	12,242	—	12,242
Foreign Government Securities(a)	—	7,268	—	7,268
Short-Term Investment	—	13,035	—	13,035
Total Investments	$—	$365,438	$—	$365,438

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2016:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$172	$—	$—	$172
Liabilities	(1,318)	—	—	(1,318)
Total	$(1,146)	$—	$—	$(1,146)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) 7/31/16

PRINCIPAL AMOUNTa				VALUE	†
(000's omitted)				(000's omitted)

Corporate Bonds (26.6%)

Argentina (1.4%)
		$150	Cablevision SA, Senior Unsecured Notes, 6.50%, due 6/15/21	$154	(b)(c)
	ARS	2,619	Letras del Banco Central de la Republica Argentina, Bills, 0.00%, due 8/17/16	172
	ARS	7,130	Letras del Banco Central de la Republica Argentina, Bills, 0.00%, due 1/18/17	425
		$257	Petrobras Argentina SA, Senior Unsecured Notes, 7.38%, due 7/21/23	258	(b)
		100	YPF SA, Senior Unsecured Notes, 31.35%, due 7/7/20	109	(b)(d)
		124	YPF SA, Senior Unsecured Notes, 8.50%, due 3/23/21	133	(b)(c)
		400	YPF SA, Senior Unsecured Notes, 8.75%, due 4/4/24	428	(e)(c)
				1,679
Austria (0.2%)
		261	Bahia Sul Holdings GmbH, Guaranteed Notes, 5.75%, due 7/14/26	257	(b)

Azerbaijan (0.5%)
		200	Southern Gas Corridor CJSC, Government Guaranteed Notes, 6.88%, due 3/24/26	220	(e)(c)
		200	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Notes, 6.95%, due 3/18/30	207	(e)(c)
		180	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Notes, 6.95%, due 3/18/30	187	(e)(c)
				614
Brazil (3.2%)
		200	Braskem America Finance Co., Guaranteed Notes, 7.13%, due 7/22/41	201	(e)(c)
		400	Brazil Minas SPE via State of Minas Gerais, Senior Unsecured Government Guaranteed Notes, 5.33%, due 2/15/28	377	(e)(c)
		301	Cosan Luxembourg SA, Guaranteed Notes, 7.00%, due 1/20/27	305	(b)(c)
		150	Itau Unibanco Holding SA, Subordinated Notes, 5.75%, due 1/22/21	157	(e)(c)
		500	JBS Investments GmbH, Guaranteed Notes, 7.75%, due 10/28/20	530	(e)(c)
		400	Marfrig Holdings Europe BV, Guaranteed Notes, 8.00%, due 6/8/23	411	(b)(c)
		300	Marfrig Overseas Ltd., Guaranteed Notes, 9.50%, due 5/4/20	309	(e)(c)
		380	Minerva Luxembourg SA, Guaranteed Notes, 7.75%, due 1/31/23	401	(e)(c)
		200	Petrobras Global Finance BV, Guaranteed Notes, 5.38%, due 1/27/21	190	(c)
		395	Petrobras Global Finance BV, Guaranteed Notes, 8.38%, due 5/23/21	417	(c)
		150	Suzano Trading Ltd., Guaranteed Notes, 5.88%, due 1/23/21	157	(e)(c)
		150	Vale Overseas Ltd., Guaranteed Notes, 5.88%, due 6/10/21	156	(c)
		25	Vale Overseas Ltd., Guaranteed Unsecured Notes, 8.25%, due 1/17/34	26	(c)
		100	Vale Overseas Ltd., Guaranteed Notes, 6.88%, due 11/21/36	96	(c)
				3,733
Chile (0.8%)
		200	Empresa Electrica Angamos SA, Senior Secured Notes, 4.88%, due 5/25/29	205	(e)(c)
		200	GNL Quintero SA, Senior Unsecured Notes, 4.63%, due 7/31/29	208	(e)(c)
		300	Latam Airlines Group SA, Senior Unsecured Notes, 7.25%, due 6/9/20	306	(e)
		250	VTR Finance BV, Senior Secured Notes, 6.88%, due 1/15/24	257	(e)(c)
				976
China (2.1%)
		200	Alibaba Group Holding Ltd., Guaranteed Notes, 3.60%, due 11/28/24	209	(c)
		200	Baidu, Inc., Senior Unsecured Notes, 4.13%, due 6/30/25	216	(c)
		200	Baosteel Financing 2015 Pty Ltd., Guaranteed Notes, 3.88%, due 1/28/20	206	(e)(c)
		200	China Overseas Finance Cayman VI Ltd., Guaranteed Notes, 6.45%, due 6/11/34	239	(e)(c)
		205	CNOOC Finance 2011 Ltd., Guaranteed Notes, 4.25%, due 1/26/21	221	(e)(c)
		200	CNOOC Nexen Finance 2014 ULC, Guaranteed Notes, 4.25%, due 4/30/24	216	(c)
		200	Huarong Finance II Co. Ltd., Guaranteed Euro Medium-Term Notes, 5.50%, due 1/16/25	226	(e)(c)
		200	Longfor Properties Co. Ltd., Guaranteed Notes, 6.75%, due 1/29/23	217	(e)(c)
		400	Moon Wise Global Ltd., Guaranteed Notes, 9.00%, due 1/29/49	440	(d)(e)(c)
		200	Sino-Ocean Land Treasure Finance I Ltd., Guaranteed Notes, 6.00%, due 7/30/24	221	(e)(c)
				2,411
Colombia (1.6%)
		267	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.88%, due 4/21/25	271	(b)
		200	Banco de Bogota SA, Subordinated Notes, 5.38%, due 2/19/23	204	(e)(c)
		200	Banco de Bogota SA, Subordinated Notes, 6.25%, due 5/12/26	211	(b)(c)
		114	Ecopetrol SA, Senior Unsecured Notes, 5.88%, due 9/18/23	119	(c)
		149	Ecopetrol SA, Senior Unsecured Notes, 5.88%, due 5/28/45	132	(c)
	COP	1,278,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.38%, due 2/1/21	391	(e)(c)
	COP	807,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 7.63%, due 9/10/24	236	(b)(c)
	COP	437,000	Financiera de Desarrollo Territorial SA Findeter, Senior Unsecured Notes, 7.88%, due 8/12/24	128	(b)(c)
		$150	Pacific Exploration and Production Corp., Guaranteed Notes, 7.25%, due 12/12/21	25	(e)(f)(c)
		470	Pacific Exploration and Production Corp., Guaranteed Notes, 5.13%, due 3/28/23	77	(e)(f)(c)
		175	Pacific Exploration and Production Corp., Guaranteed Notes, 5.63%, due 1/19/25	28	(e)(f)(c)
		175	Pacific Exploration and Production Corp., Guaranteed Notes, 5.63%, due 1/19/25	28	(b)(f)(c)
				1,850
Guatemala (0.4%)
		200	Cementos Progreso Trust, Guaranteed Notes, 7.13%, due 11/6/23	212	(b)(c)
		200	Industrial Senior Trust, Guaranteed Notes, 5.50%, due 11/1/22	200	(e)(c)
				412
Hong Kong (0.5%)
		200	Bank of East Asia Ltd, Junior Euro-Medium Term Subordinated Notes, 5.50%, due 12/29/49	202	(d)(e)
		250	Bank of East Asia Ltd., Subordinated Euro Medium-Term Notes, 4.25%, due 11/20/24	257	(d)(e)(c)
		180	Noble Group Ltd., Senior Unsecured Notes, 6.75%, due 1/29/20	153	(e)
				612
India (1.8%)
		200	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.50%, due 7/29/20	201	(e)(c)
		250	Bharti Airtel Int'l Netherlands BV, Guaranteed Notes, 5.35%, due 5/20/24	281	(b)(c)
		300	IDBI Bank Ltd./DIFC Dubai, Senior Unsecured Euro Medium-Term Notes, 3.75%, due 1/25/19	305	(e)(c)
		200	IDBI Bank Ltd./DIFC Dubai, Senior Unsecured Euro Medium-Term Notes, 4.25%, due 11/30/20	207	(e)(c)
		200	JSW Steel Ltd., Senior Unsecured Notes, 4.75%, due 11/12/19	192	(e)(c)
		250	ONGC Videsh Ltd., Guaranteed Notes, 3.75%, due 5/7/23	261	(e)(c)
		250	Reliance Industries Ltd., Senior Unsecured Notes, 4.88%, due 2/10/45	262	(b)(c)
		400	Vedanta Resources PLC, Senior Unsecured Notes, 8.25%, due 6/7/21	370	(e)(c)
				2,079
Indonesia (0.8%)
		300	Listrindo Capital BV, Guaranteed Notes, 6.95%, due 2/21/19	311	(b)(c)
		350	Pertamina Persero PT, Senior Unsecured Notes, 5.63%, due 5/20/43	363	(b)(c)
		250	Perusahaan Gas Negara Persero Tbk, Senior Unsecured Notes, 5.13%, due 5/16/24	271	(e)(c)
				945
Israel (0.4%)
		400	Israel Electric Corp. Ltd., Senior Secured Notes, 9.38%, due 1/28/20	488	(e)(c)

Jamaica (0.4%)
		300	Digicel Group Ltd., Senior Unsecured Notes, 8.25%, due 9/30/20	274	(e)(c)
		200	Digicel Ltd., Senior Unsecured Notes, 6.00%, due 4/15/21	187	(e)(c)
				461
Kazakhstan (0.5%)
		200	KazMunayGas National Co., JSC, Senior Unsecured Euro Medium-Term Notes, 9.13%, due 7/2/18	221	(e)(c)
		200	KazMunayGas National Co., JSC, Senior Unsecured Euro Medium-Term Notes, 6.38%, due 4/9/21	216	(e)(c)
		200	Zhaikmunai LLP, Guaranteed Notes, 6.38%, due 2/14/19	176	(e)(c)
				613
Korea (0.6%)
		218	Korea National Oil Corp., Senior Unsecured Notes, 2.13%, due 4/14/21	221	(b)(c)
		200	Shinhan Bank, Subordinated Notes, 3.88%, due 3/24/26	211	(b)(c)
		200	Woori Bank Co., Ltd., Subordinated Notes, 4.75%, due 4/30/24	213	(b)(c)
				645
Kuwait (0.2%)
		200	NBK Tier 1 Financing Ltd., Guaranteed Notes, 5.75%, due 12/29/49	206	(d)(e)(c)

Macau (0.2%)
		250	Studio City Finance Ltd., Guaranteed Notes, 8.50%, due 12/1/20	261	(e)

Mexico (2.6%)
		200	Alpek SAB de CV, Guaranteed Notes, 5.38%, due 8/8/23	219	(e)(c)
		200	Cemex SAB de CV, Senior Secured Notes, 7.75%, due 4/16/26	222	(b)(c)
		200	Elementia SAB de CV, Guaranteed Notes, 5.50%, due 1/15/25	208	(e)(c)
		242	Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.38%, due 3/30/38	247	(e)(c)
	MXN	10,910	Petroleos Mexicanos, Guaranteed Notes, 7.19%, due 9/12/24	530	(e)(c)
		$41	Petroleos Mexicanos, Guaranteed Notes, 6.88%, due 8/4/26	46	(b)(c)
		700	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	701	(c)
		200	Sigma Alimentos SA de CV, Senior Unsecured Notes, 4.13%, due 5/2/26	208	(b)(c)
		200	Trust F/1401, Senior Unsecured Notes, 5.25%, due 12/15/24	209	(e)(c)
		400	Unifin Financiera SA de CV, Guaranteed Notes, 6.25%, due 7/22/19	402	(e)(c)
				2,992
Morocco (0.3%)
		350	Office Cherifien des Phosphates SA, Senior Unsecured Notes, 5.63%, due 4/25/24	380	(b)(c)

Panama (0.2%)
		200	Sable Int'l Finance Ltd., Guaranteed Notes, 6.88%, due 8/1/22	205	(b)(c)

Peru (1.4%)
		200	Abengoa Transmision Sur SA, Senior Secured Notes, 6.88%, due 4/30/43	212	(b)(c)
		100	BBVA Banco Continental SA, Subordinated Notes, 5.25%, due 9/22/29	107	(d)(e)(c)
		271	Corp. Financiera de Desarrollo SA, Subordinated Notes, 5.25%, due 7/15/29	291	(b)(d)(c)
		83	InRetail Consumer, Guaranteed Notes, 5.25%, due 10/10/21	86	(b)(c)
		205	Southern Copper Corp., Senior Unsecured Notes, 7.50%, due 7/27/35	239	(c)
		50	Southern Copper Corp., Senior Unsecured Notes, 6.75%, due 4/16/40	54	(c)
		312	Union Andina de Cementos SAA, Senior Unsecured Notes, 5.88%, due 10/30/21	325	(b)(c)
		300	Volcan Cia Minera SAA, Guaranteed Notes, 5.38%, due 2/2/22	284	(e)(c)
				1,598
Qatar (0.1%)
		100	Nakilat, Inc., Senior Secured Notes, 6.07%, due 12/31/33	113	(e)(c)

Russia (2.1%)
		200	Alfa Bank OJSC via Alfa Bond Issuance PLC, Senior Unsecured Notes, 7.75%, due 4/28/21	227	(e)(c)
		200	Bank Otkritie Financial Corp OJSC via OFCB Capital PLC, Senior Unsecured Notes, 7.25%, due 4/25/18	209	(e)(c)
		600	Credit Bank of Moscow via CBOM Finance PLC, Senior Unsecured Notes, 7.70%, due 2/1/18	619	(e)(c)
		200	Credit Bank of Moscow via CBOM Finance PLC, Subordinated Notes, 8.70%, due 11/13/18	206	(e)(c)
		200	GTH Finance BV, Guaranteed Notes, 7.25%, due 4/26/23	211	(b)
		200	Mobile Telesystems OJSC via MTS Int'l Funding Ltd., Senior Unsecured Notes, 5.00%, due 5/30/23	207	(e)(c)
		200	Sberbank of Russia Via SB Capital SA, Subordinated Notes, 5.13%, due 10/29/22	202	(e)(c)
		200	VimpelCom Holdings BV, Guaranteed Notes, 7.50%, due 3/1/22	221	(e)(c)
		300	Vnesheconombank Via VEB Finance PLC, Senior Unsecured Euro Medium-Term Notes, 6.80%, due 11/22/25	321	(e)(c)
				2,423
Singapore (0.6%)
		300	Global Logistic Properties Ltd., Senior Unsecured Euro Medium-Term Notes, 3.88%, due 6/4/25	311	(e)(c)
		350	Oversea-Chinese Banking Corp. Ltd., Subordinated Euro Medium-Term Notes, 3.15%, due 3/11/23	357	(d)(e)(c)
				668
South Africa (0.7%)
		250	Eskom Holdings SOC Ltd., Senior Unsecured Euro Medium-Term Notes, 6.75%, due 8/6/23	256	(e)(c)
		200	Eskom Holdings SOC Ltd., Senior Unsecured Notes, 7.13%, due 2/11/25	204	(b)(c)
		200	Gold Fields Orogen Holdings BVI Ltd., Guaranteed Notes, 4.88%, due 10/7/20	202	(e)(c)
		200	Myriad Int'l Holdings BV, Guaranteed Notes, 5.50%, due 7/21/25	214	(b)(c)
				876
Thailand (0.9%)
		200	Krung Thai Bank PCL, Subordinated Euro Medium-Term Notes, 5.20%, due 12/26/24	210	(d)(e)(c)
		200	PTT Exploration & Production PCL, Junior Subordinated Notes, 4.88%, due 12/29/49	207	(d)(e)(c)
		200	PTT Global Chemical PCL, Senior Unsecured Notes, 4.25%, due 9/19/22	219	(e)(c)
		200	PTT PCL, Senior Unsecured Notes, 4.50%, due 10/25/42	213	(e)(c)
		200	Thai Oil PCL, Senior Unsecured Notes, 3.63%, due 1/23/23	210	(e)(c)
				1,059
Trinidad And Tobago (0.2%)
		200	Columbus Int'l, Inc., Guaranteed Notes, 7.38%, due 3/30/21	214	(e)(c)

Tunisia (0.2%)
		294	Banque Centrale de Tunisie SA, Senior Unsecured Notes, 5.75%, due 1/30/25	280	(b)(c)

Turkey (0.8%)
		200	Akbank TAS, Senior Unsecured Notes, 5.13%, due 3/31/25	193	(b)(c)
		200	Turkiye Halk Bankasi AS, Senior Unsecured Notes, 3.88%, due 2/5/20	189	(e)(c)
		200	Turkiye Halk Bankasi AS, Senior Unsecured Notes, 5.00%, due 7/13/21	193	(b)
		200	Turkiye Vakiflar Bankasi Tao, Subordinated Notes, 6.00%, due 11/1/22	193	(e)(c)
		200	Yapi ve Kredi Bankasi AS, Senior Unsecured Notes, 5.25%, due 12/3/18	202	(b)(c)
				970
United Arab Emirates (0.7%)
		200	Abu Dhabi National Energy Co. PJSC, Senior Unsecured Notes, 3.63%, due 6/22/21	208	(b)(c)
		150	DP World Ltd., Senior Unsecured Notes, 6.85%, due 7/2/37	172	(b)(c)
		450	MAF Global Securities Ltd., Guaranteed Notes, 7.13%, due 10/29/49	474	(d)(e)(c)
				854
Venezuela (0.2%)
		730	Petroleos de Venezuela SA, Guaranteed Notes, 6.00%, due 5/16/24	272	(e)(c)

			Total Corporate Bonds (Cost $31,189)	31,146

Foreign Government Securities (67.4%)

Angola (0.4%)
		480	Angolan Government International Bond, Senior Unsecured Notes, 9.50%, due 11/12/25	457	(e)(c)

Argentina (3.8%)
	ARS	949	Argentina Bonar Bonds, Bonds, 28.97%, due 10/9/17	67	(d)
	ARS	915	Argentina Bonar Bonds, Senior Unsecured Notes, 30.39%, due 3/1/18	66	(d)
		$627	Argentine Bonad Bonds, Unsecured Notes, 0.75%, due 2/22/17	611	(c)
		313	Argentine Bonad Bonds, Bonds, 2.40%, due 3/18/18	299	(c)
		200	Argentine Republic Government International Bond, Senior Unsecured Notes, 7.50%, due 4/22/26	217	(e)(c)
	EUR	1,269	Argentine Republic Government International Bond, Senior Unsecured Notes, 7.82%, due 12/31/33	1,462	(f)
		$673	Argentine Republic Government International Bond, Senior Unsecured Notes, 8.28%, due 12/31/33	755	(f)
		519	Argentine Republic Government International Bond, Senior Unsecured Notes, 8.28%, due 12/31/33	569	(f)(c)
		150	Argentine Republic Government International Bond, Senior Unsecured Notes, 7.13%, due 7/6/36	152	(e)
		250	City of Buenos Aires Argentina, Senior Unsecured Notes, 7.50%, due 6/1/27	260	(b)(c)
				4,458
Armenia (0.3%)
		287	Republic of Armenia, Senior Unsecured Notes, 7.15%, due 3/26/25	302	(b)(c)

Belize (0.2%)
		508	Belize Government International Bond, Senior Unsecured Notes, 5.00%, due 2/20/38	286	(e)(g)(c)

Bermuda (0.3%)
		300	Bermuda Government International Bond, Senior Unsecured Notes, 4.85%, due 2/6/24	327	(e)(c)

Brazil (2.2%)
	BRL	1,425	Brazil Letras do Tesouro Nacional, Bills, 12.38% - 15.19%, due 1/1/19	333
	BRL	1,000	Brazil Notas do Tesouro Nacional, Notes, Ser. B, 6.00%, due 8/15/22	895
	BRL	2,471	Brazil Notas do Tesouro Nacional, Notes, Ser. F, 10.00%, due 1/1/27	685
		$500	Brazilian Government International Bond, Senior Unsecured Notes, 8.25%, due 1/20/34	629	(c)
				2,542
Colombia (4.8%)
	COP	423,000	Colombia Government International Bond, Senior Unsecured Notes, 4.38%, due 3/21/23	121
	EUR	200	Colombia Government International Bond, Senior Unsecured Euro Medium-Term Notes, 3.88%, due 3/22/26	249
	COP	921,000	Colombia Government International Bond, Senior Unsecured Notes, 9.85%, due 6/28/27	360	(c)
		$100	Colombia Government International Bond, Senior Unsecured Notes, 7.38%, due 9/18/37	129	(c)
		510	Colombia Government International Bond, Senior Unsecured Notes, 5.63%, due 2/26/44	560	(c)
	COP	9,546,000	Colombian TES, Bonds, Ser. B, 7.00%, due 5/4/22	3,068
	COP	1,030,600	Colombian TES, Bonds, Ser. B, 7.50%, due 8/26/26	333
	COP	2,498,800	Colombian TES, Bonds, Ser. B, 6.00%, due 4/28/28	708
	COP	369,100	Colombian TES, Bonds, Ser. B, 7.75%, due 9/18/30	120
				5,648
Costa Rica (0.3%)
		$320	Costa Rica Government International Bond, Senior Unsecured Notes, 7.00%, due 4/4/44	338	(e)(c)

Cote D'Ivoire (0.8%)
		990	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	946	(e)(g)(c)
Croatia (1.1%)
		250	Croatia Government International Bond, Senior Unsecured Notes, 6.75%, due 11/5/19	274	(e)(c)
		200	Croatia Government International Bond, Senior Unsecured Notes, 6.63%, due 7/14/20	220	(e)(c)
		600	Croatia Government International Bond, Senior Unsecured Notes, 6.38%, due 3/24/21	662	(e)(c)
	EUR	100	Croatia Government International Bond, Senior Unsecured Notes, 3.00%, due 3/11/25	109	(e)
				1,265
Dominican Republic (0.9%)
	DOP	2,040	Dominican Republic International Bond, Senior Unsecured Notes, 11.00%, due 1/5/18	45	(e)(h)
	DOP	1,200	Dominican Republic International Bond, Bonds, 15.95%, due 6/4/21	32	(e)(h)
	DOP	10,330	Dominican Republic International Bond, Unsecured Notes, 11.00%, due 7/30/21	230	(b)(h)
	DOP	8,900	Dominican Republic International Bond, Bonds, 11.50%, due 5/10/24	203	(e)(h)
		$100	Dominican Republic International Bond, Senior Unsecured Notes, 6.88%, due 1/29/26	112	(b)
		123	Dominican Republic International Bond, Senior Unsecured Notes, 7.45%, due 4/30/44	140	(b)
		280	Dominican Republic International Bond, Senior Unsecured Notes, 7.45%, due 4/30/44	319	(e)(c)
				1,081
Ecuador (0.9%)
		200	Ecuador Government International Bond, Senior Unsecured Notes, 10.50%, due 3/24/20	201	(b)
		200	Ecuador Government International Bond, Senior Unsecured Notes, 10.50%, due 3/24/20	200	(e)
		200	Ecuador Government International Bond, Senior Unsecured Notes, 10.75%, due 3/28/22	199	(b)
		530	Ecuador Government International Bond, Senior Unsecured Notes, 7.95%, due 6/20/24	460	(e)(c)
				1,060
Egypt (0.2%)
		224	Egypt Government International Bond, Senior Unsecured Notes, 5.88%, due 6/11/25	209	(b)

El Salvador (0.5%)
		504	El Salvador Government International Bond, Senior Unsecured Notes, 6.38%, due 1/18/27	512	(e)(c)
		100	El Salvador Government International Bond, Senior Unsecured Notes, 7.65%, due 6/15/35	104	(e)(c)
				616
Ghana (0.4%)
		400	Republic of Ghana, Government Guaranteed Notes, 10.75%, due 10/14/30	436	(e)(c)

Hungary (5.5%)
	HUF	99,330	Hungary Government Bond, Bonds, 7.00%, due 6/24/22	452
	HUF	422,460	Hungary Government Bond, Bonds, 6.00%, due 11/24/23	1,879
	HUF	277,320	Hungary Government Bond, Bonds, 5.50%, due 6/24/25	1,211
	HUF	117,190	Hungary Government Bond, Bonds, 6.75%, due 10/22/28	583
		$1,540	Hungary Government International Bond, Senior Unsecured Notes, 7.63%, due 3/29/41	2,287	(c)
				6,412
Indonesia (7.3%)
		800	Indonesia Government International Bond, Senior Unsecured Notes, 8.50%, due 10/12/35	1,214	(e)(c)
	IDR	3,500,000	Indonesia Treasury Bond, Senior Unsecured Notes, 7.88%, due 4/15/19	273	(c)
	IDR	22,400,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/24	1,859	(c)
	IDR	8,000,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 9/15/26	677
	IDR	9,975,000	Indonesia Treasury Bond, Senior Unsecured Notes, 9.00%, due 3/15/29	875	(c)
	IDR	9,804,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.75%, due 5/15/31	852	(c)
	IDR	10,544,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/34	879	(c)
	IDR	22,884,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.25%, due 5/15/36	1,902
				8,531
Iraq (0.4%)
		$640	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	480	(e)(c)

Jamaica (0.2%)
		200	Jamaica Government International Bond, Senior Unsecured Notes, 7.88%, due 7/28/45	226

Kenya (1.1%)
		449	Kenya Government International Bond, Senior Unsecured Notes, 6.88%, due 6/24/24	426	(e)(c)
	KES	90,000	Kenya Infrastructure Bond, Bonds, 11.00%, due 9/15/25	820	(c)
				1,246
Malaysia (3.1%)
		$1,000	1MDB Global Investments Ltd., Senior Unsecured Notes, 4.40%, due 3/9/23	865	(e)(c)
	MYR	880	Malaysia Government Bond, Senior Unsecured Notes, 3.49%, due 3/31/20	219
	MYR	400	Malaysia Government Bond, Senior Unsecured Notes, 4.05%, due 9/30/21	102
	MYR	500	Malaysia Government Bond, Senior Unsecured Notes, 3.80%, due 9/30/22	126
	MYR	2,300	Malaysia Government Bond, Senior Unsecured Notes, 4.18%, due 7/15/24	590	(c)
	MYR	3,500	Malaysia Government Bond, Senior Unsecured Notes, 3.96%, due 9/15/25	879	(c)
	MYR	250	Malaysia Government Bond, Senior Unsecured Notes, 3.90%, due 11/30/26	63
	MYR	750	Malaysia Government Bond, Senior Unsecured Notes, 4.94%, due 9/30/43	194	(c)
	MYR	2,500	Malaysia Government Investment Issue, Senior Unsecured Notes, 4.07%, due 9/30/26	631
				3,669
Mexico (2.5%)
	MXN	3,620	Mexican Bonos, Senior Unsecured Notes, Ser. M, 8.00%, due 12/7/23	218
	MXN	1,200	Mexican Bonos, Bonds, Ser. M20, 7.50%, due 6/3/27	71
	MXN	13,388	Mexican Bonos, Senior Unsecured Notes, Ser. M20, 8.50%, due 5/31/29	862
	MXN	5,939	Mexican Bonos, Senior Unsecured Notes, Ser. M20, 8.50%, due 5/31/29	382	(c)
	MXN	8,500	Mexican Bonos, Bonds, Ser. M, 7.75%, due 5/29/31	518
	MXN	7,134	Mexican Bonos, Senior Unsecured Notes, Ser. M30, 8.50%, due 11/18/38	474
		$100	Mexico Government International Bond, Senior Unsecured Notes, 5.55%, due 1/21/45	120	(c)
		262	Mexico Government International Bond, Senior Unsecured Notes, 4.60%, due 1/23/46	276	(c)
				2,921
Mongolia (0.4%)
		200	Mongolia Government International Bond, Senior Unsecured Notes, 10.88%, due 4/6/21	222	(b)
		300	Mongolia Government International Bond, Senior Unsecured Euro Medium-Term Notes, 5.13%, due 12/5/22	272	(e)(c)
				494
Oman (0.2%)
		204	Oman Government International Bond, Senior Unsecured Notes, 4.75%, due 6/15/26	210	(e)

Peru (2.1%)
	PEN	1,499	Peruvian Government International Bond, Unsecured Notes, 5.70%, due 8/12/24	452	(e)
	PEN	1,641	Peruvian Government International Bond, Unsecured Notes, 5.70%, due 8/12/24	495	(b)
	EUR	519	Peruvian Government International Bond, Senior Unsecured Notes, 3.75%, due 3/1/30	671	(e)
	PEN	2,554	Peruvian Government International Bond, Senior Unsecured Notes, 6.95%, due 8/12/31	832	(e)
				2,450
Philippines (0.2%)
	PHP	12,000	Philippine Government International Bond, Senior Unsecured Notes, 3.90%, due 11/26/22	261	(c)

Poland (3.9%)
	PLN	5,850	Poland Government Bond, Bonds, 1.75%, due 7/25/21	1,465
	PLN	1,861	Poland Government Bond, Bonds, 5.75%, due 9/23/22	568
	PLN	4,424	Poland Government Bond, Bonds, 2.75%, due 8/25/23	1,260
	PLN	549	Poland Government Bond, Bonds, 4.00%, due 10/25/23	153
	PLN	451	Poland Government Bond, Bonds, 3.25%, due 7/25/25	120
	PLN	4,263	Poland Government Bond, Bonds, 2.50%, due 7/25/26	1,060
				4,626
Russia (5.9%)
	RUB	78,481	Russian Federal Bond - OFZ, Bonds, 7.50%, due 3/15/18	1,164
	RUB	145,516	Russian Federal Bond - OFZ, Bonds, 7.50%, due 2/27/19	2,135
	RUB	78,964	Russian Federal Bond - OFZ, Bonds, 6.70%, due 5/15/19	1,134
	RUB	85,766	Russian Federal Bond - OFZ, Bonds, 6.80%, due 12/11/19	1,228
	RUB	10,000	Russian Federal Bond - OFZ, Bonds, 7.60%, due 4/14/21	146
	RUB	12,342	Russian Federal Bond - OFZ, Bonds, 7.60%, due 7/20/22	180
	RUB	6,339	Russian Federal Bond - OFZ, Bonds, 8.15%, due 2/3/27	95
	RUB	47,812	Russian Federal Bond - OFZ, Bonds, 7.05%, due 1/19/28	659
		$200	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 5.00%, due 4/29/20	213	(e)(c)
				6,954
Senegal (0.4%)
		200	Senegal Government International Bond, Bonds, 6.25%, due 7/30/24	196	(b)
		260	Senegal Government International Bond, Bonds, 6.25%, due 7/30/24	254	(e)(c)
				450
Serbia (0.5%)
		520	Republic of Serbia, Senior Unsecured Notes, 7.25%, due 9/28/21	603	(e)(c)

Slovenia (0.4%)
		400	Slovenia Government International Bond, Senior Unsecured Notes, 5.25%, due 2/18/24	457	(e)(c)

South Africa (3.8%)
	ZAR	10,893	South Africa Government Bond, Bonds, 7.75%, due 2/28/23	763
	ZAR	1,040	South Africa Government Bond, Bonds, 10.50%, due 12/21/26	84
	ZAR	6,688	South Africa Government Bond, Bonds, 8.00%, due 1/31/30	444
	ZAR	2,357	South Africa Government Bond, Bonds, 8.25%, due 3/31/32	157
	ZAR	14,917	South Africa Government Bond, Bonds, 8.50%, due 1/31/37	993
	ZAR	26,653	South Africa Government Bond, Bonds, 8.75%, due 2/28/48	1,766
		$200	South Africa Government International Bond, Senior Unsecured Notes, 4.88%, due 4/14/26	211
				4,418
Sri Lanka (0.9%)
		200	Sri Lanka Government International Bond, Senior Unsecured Notes, 5.88%, due 7/25/22	207	(e)
		561	Sri Lanka Government International Bond, Senior Unsecured Notes, 6.85%, due 11/3/25	594	(e)(c)
		200	Sri Lanka Government International Bond, Senior Unsecured Notes, 6.83%, due 7/18/26	209	(e)
				1,010
Thailand (3.8%)
	THB	24,828	Thailand Government Bond, Senior Unsecured Notes, 3.88%, due 6/13/19	760
	THB	26,000	Thailand Government Bond, Senior Unsecured Notes, 3.65%, due 12/17/21	821
	THB	17,600	Thailand Government Bond, Senior Unsecured Notes, 3.63%, due 6/16/23	561
	THB	49,457	Thailand Government Bond, Senior Unsecured Notes, 3.85%, due 12/12/25	1,637
	THB	8,000	Thailand Government Bond, Senior Unsecured Notes, 4.88%, due 6/22/29	296
	THB	12,500	Thailand Government Bond, Senior Unsecured Notes, 3.40%, due 6/17/36	404
				4,479
Trinidad And Tobago (0.2%)
		$200	Trinidad & Tobago Government International Bond, Senior Unsecured Notes, 4.50%, due 8/4/26	205	(e)

Turkey (6.0%)
		200	Export Credit Bank of Turkey, Senior Unsecured Notes, 5.38%, due 2/8/21	203	(b)
	TRY	5,550	Turkey Government Bond, Bonds, 7.40%, due 2/5/20	1,756
	TRY	8,282	Turkey Government Bond, Bonds, 9.40%, due 7/8/20	2,781
	TRY	600	Turkey Government Bond, Bonds, 10.70%, due 2/17/21	210
	TRY	2,089	Turkey Government Bond, Bonds, 3.00%, due 8/2/23	726
		$580	Turkey Government International Bond, Senior Unsecured Notes, 5.13%, due 3/25/22	604	(c)
		130	Turkey Government International Bond, Senior Unsecured Notes, 7.38%, due 2/5/25	154
		610	Turkey Government International Bond, Senior Unsecured Notes, 4.25%, due 4/14/26	592	(c)
				7,026
Ukraine (1.1%)
		271	Ukraine Government International Bond, Senior Unsecured Notes, 7.75%, due 9/1/20	267	(b)(c)
		100	Ukraine Government International Bond, Senior Unsecured Notes, 7.75%, due 9/1/21	98	(b)
		100	Ukraine Government International Bond, Senior Unsecured Notes, 7.75%, due 9/1/26	97	(e)
		460	Ukraine Government International Bond, Senior Unsecured Notes, 7.75%, due 9/1/27	443	(e)(c)
		286	Ukraine Government International Bond, Senior Unsecured Notes, 0.00%, due 5/31/40	97	(b)(d)
		310	Ukreximbank Via Biz Finance PLC, Senior Unsecured Notes, 9.63%, due 4/27/22	307	(b)(c)
				1,309
Uruguay (0.3%)
		305	Uruguay Government International Bond, Senior Unsecured Notes, 5.10%, due 6/18/50	309

Venezuela (0.1%)
		110	Venezuela Government International Bond, Senior Unsecured Notes, 8.25%, due 10/13/24	48	(e)(c)
		140	Venezuela Government International Bond, Senior Unsecured Notes, 9.38%, due 1/13/34	62	(c)
				110

			Total Foreign Government Securities (Cost $77,220)	78,827

NUMBER OF SHARES

Short-Term Investment (4.8%)
		5,580,264	State Street Institutional Government Money Market Fund Premier Class, 0.25% (Cost $5,580)	5,580	(c)(i)

			Total Investments (98.8%) (Cost $113,989)	115,553	##

			Other Assets Less Liabilities (1.2%)	1,419	(j)

			Net Assets (100.0%)	$116,972

(a)
Principal amount is stated in the currency in which the security is denominated.
ARS = Argentine Peso
BRL = Brazilian Real
COP = Colombian Peso
DOP = Dominican Peso
EUR = Euro
HUF = Hungarian Forint
IDR = Indonesian Rupiah
KES = Kenyan Shilling
MXN = Mexican Peso
MYR = Malaysian Ringgit
PEN = Peruvian Nuevo Sol
PHP = Philippine Peso
PLN = Polish Zloty
RUB = Russian Ruble
THB = Thai Baht
TRY = Turkish Lira
ZAR = South African Rand

(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $11,965,000, which represents 10.2% of the Fund. Securities denoted with (b) but without (h) have been deemed by the investment manager to be liquid.

(c)
All or a portion of this security is segregated in connection with obligations for futures contracts and/or forward contracts and/or cross currency swap contracts and/or interest rate swap contracts with a total value of approximately $56,891,000.

(d)		Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at 7/31/2016, amounted to approximately $34,402,000, which represents 29.4% of net assets of the Fund.

(f)		Defaulted security.
(g)		Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(h)		Illiquid security.
(i)		Represents 7-day effective yield as of 7/31/2016.
(j)		Includes the impact of the Fund's open positions in derivatives at 7/31/2016.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2016, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
9/8/2016	7 Euro-Bund	Short	$(33,350)
9/8/2016	2 Euro-Buxl Bond, 30 Year	Short	(43,781)
9/21/2016	11 U.S Treasury Note, 10 Year	Short	(27,152)
9/21/2016	1 U.S. Treasury Bond, Long	Short	(2,752)
9/21/2016	4 U.S. Treasury Bond, Ultra Long	Short	(34,445)
9/30/2016	5 U.S. Treasury Note, 5 Year	Short	(10,945)
Total			$(152,425)

At July 31, 2016, the notional value of futures for the Fund was $(4,764,020) for short positions. The Fund had deposited $208,490 in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At July 31, 2016, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
16,481,547	Brazilian Real	$4,544,741	JPMorgan Chase Bank, N.A.	8/10/2016	$524,860
997,379	Brazilian Real	279,303	JPMorgan Chase Bank, N.A.	8/10/2016	27,484
1,736,722	Brazilian Real	502,815	Citibank N.A.	8/10/2016	31,388
259,789	Brazilian Real	75,573	Goldman Sachs International	8/10/2016	4,336
890,357	Brazilian Real	261,870	Goldman Sachs International	8/10/2016	11,997
934,656	Brazilian Real	281,265	JPMorgan Chase Bank, N.A.	8/10/2016	6,229
1,011,547	Brazilian Real	311,706	Goldman Sachs International	8/10/2016	(561)
1,281,397	Brazilian Real	389,331	JPMorgan Chase Bank, N.A.	8/10/2016	4,817
713,978	Brazilian Real	220,262	Citibank N.A.	8/10/2016	(647)
1,987,626	Brazilian Real	578,740	Goldman Sachs International	8/31/2016	28,114
170,651,504	Colombian Peso	58,272	Citibank N.A.	8/16/2016	(2,857)
382,332,045	Colombian Peso	131,520	Citibank N.A.	8/16/2016	(7,366)
220,336,923	Colombian Peso	73,454	Citibank N.A.	8/16/2016	(1,904)
342,308,659	Colombian Peso	114,116	Citibank N.A.	8/16/2016	(2,958)
1,017,817,848	Colombian Peso	327,694	JPMorgan Chase Bank, N.A.	8/16/2016	2,822
1,920,405	Euro	2,124,488	Citibank N.A.	8/1/2016	22,525
201,782	Euro	223,609	JPMorgan Chase Bank, N.A.	8/1/2016	1,983
367,242	Euro	407,944	JPMorgan Chase Bank, N.A.	8/1/2016	2,632
236,153	Euro	263,559	JPMorgan Chase Bank, N.A.	8/1/2016	460
104,846	Euro	117,000	JPMorgan Chase Bank, N.A.	8/1/2016	218
242,655	Euro	268,479	JPMorgan Chase Bank, N.A.	8/1/2016	2,809
264,866	Euro	292,778	JPMorgan Chase Bank, N.A.	8/1/2016	3,342
147,954	Euro	163,766	JPMorgan Chase Bank, N.A.	8/1/2016	1,647
132,004	Euro	145,146	JPMorgan Chase Bank, N.A.	8/1/2016	2,435
343,524	Euro	379,006	Citibank N.A.	8/1/2016	5,054
132,716	Euro	145,774	Goldman Sachs International	8/1/2016	2,603
211,341	Euro	232,301	Goldman Sachs International	8/1/2016	3,978
104,832	Euro	117,092	Citibank N.A.	08/15/16	167
1,637,117	Euro	1,804,359	Citibank N.A.	09/01/16	28,029
131,617	Euro	146,098	JPMorgan Chase Bank, N.A.	09/01/16	1,218
98,292	Euro	110,064	JPMorgan Chase Bank, N.A.	09/01/16	(48)
8,461,300,000	Indonesian Rupiah	642,321	JPMorgan Chase Bank, N.A.	8/1/2016	3,653
2,750,400,000	Indonesian Rupiah	209,746	JPMorgan Chase Bank, N.A.	8/1/2016	232
3,419,500,000	Indonesian Rupiah	260,772	JPMorgan Chase Bank, N.A.	8/1/2016	289
2,287,500,000	Indonesian Rupiah	174,445	JPMorgan Chase Bank, N.A.	8/1/2016	193
8,000,000,000	Indonesian Rupiah	577,617	JPMorgan Chase Bank, N.A.	8/23/2016	31,522
2,605,100,000	Indonesian Rupiah	198,605	JPMorgan Chase Bank, N.A.	8/23/2016	(246)
5,120,596,473	Indonesian Rupiah	380,007	JPMorgan Chase Bank, N.A.	8/31/2016	9,526
7,694,676,431	Indonesian Rupiah	579,257	Citibank N.A.	8/31/2016	6,092
1,200,000,000	Indonesian Rupiah	90,785	JPMorgan Chase Bank, N.A.	9/29/2016	107
4,189,992	Israeli Shekel	1,089,185	JPMorgan Chase Bank, N.A.	8/26/2016	9,992
2,100,000	Malaysian Ringgit	516,542	JPMorgan Chase Bank, N.A.	8/10/2016	4,346
2,600,000	Malaysian Ringgit	646,547	Goldman Sachs International	8/10/2016	(1,640)
2,300,000	Malaysian Ringgit	568,392	Goldman Sachs International	9/13/2016	1,631
490,069	Malaysian Ringgit	122,677	Goldman Sachs International	9/13/2016	(1,220)
741,200	Malaysian Ringgit	183,157	JPMorgan Chase Bank, N.A.	9/13/2016	539
4,000,000	Malaysian Ringgit	989,560	JPMorgan Chase Bank, N.A.	10/24/2016	465
31,787,557	Mexican Peso	1,754,897	JPMorgan Chase Bank, N.A.	8/10/2016	(60,998)
9,979,001	Mexican Peso	547,973	Citibank N.A.	8/10/2016	(16,211)
20,423,182	Mexican Peso	1,104,374	JPMorgan Chase Bank, N.A.	8/10/2016	(16,061)
3,300,615	Mexican Peso	177,885	Goldman Sachs International	8/10/2016	(2,001)
10,746,499	Mexican Peso	584,690	Citibank N.A.	8/31/2016	(13,280)
23,149,817	Mexican Peso	1,239,647	JPMorgan Chase Bank, N.A.	9/6/2016	(9,504)
5,303,161	Mexican Peso	281,581	Citibank N.A.	9/6/2016	221
5,354,825	Mexican Peso	286,167	Goldman Sachs International	9/6/2016	(1,621)
5,208,530	Mexican Peso	283,906	Goldman Sachs International	9/6/2016	(7,133)
5,358,524	Mexican Peso	280,280	Citibank N.A.	9/6/2016	4,463
5,535,995	Mexican Peso	298,119	Citibank N.A.	9/6/2016	(3,946)
5,730,582	Mexican Peso	311,269	Citibank N.A.	9/6/2016	(6,755)
2,403,309	Mexican Peso	127,655	Goldman Sachs International	9/6/2016	53
18,000,000	New Taiwan Dollar	560,853	JPMorgan Chase Bank, N.A.	8/22/2016	5,668
18,100,000	New Taiwan Dollar	562,112	Citibank N.A.	8/24/2016	7,630
129,901	Peruvian Nuevo Sol	38,144	JPMorgan Chase Bank, N.A.	8/10/2016	598
1,679,001	Peruvian Nuevo Sol	507,251	JPMorgan Chase Bank, N.A.	9/7/2016	(8,140)
1,840,510	Peruvian Nuevo Sol	558,831	Goldman Sachs International	9/7/2016	(11,708)
265,488	Peruvian Nuevo Sol	78,956	JPMorgan Chase Bank, N.A.	9/7/2016	(35)
2,229,652	Polish Zloty	558,880	Citibank N.A.	8/31/2016	12,832
783,441	Pound Sterling	1,051,770	JPMorgan Chase Bank, N.A.	8/31/2016	(14,458)
19,013,728	Russian Rubles	295,823	Goldman Sachs International	10/5/2016	(12,367)
700,000	Singapore Dollar	518,719	Goldman Sachs International	9/14/2016	3,222
33,387	Singapore Dollar	24,776	Citibank N.A.	9/14/2016	118
30,834,510	South African Rand	1,909,269	Citibank N.A.	8/18/2016	304,952
8,595,756	South African Rand	535,006	JPMorgan Chase Bank, N.A.	8/18/2016	82,254
3,693,756	South African Rand	231,105	JPMorgan Chase Bank, N.A.	8/18/2016	34,143
8,708,549	South African Rand	546,516	Goldman Sachs International	8/18/2016	78,844
4,059,444	South African Rand	265,455	Goldman Sachs International	8/18/2016	26,053
4,230,071	South African Rand	280,103	JPMorgan Chase Bank, N.A.	8/18/2016	23,657
4,118,008	South African Rand	273,889	JPMorgan Chase Bank, N.A.	8/18/2016	21,824
4,085,562	South African Rand	276,015	Citibank N.A.	8/18/2016	17,369
8,670,648	South African Rand	622,253	Goldman Sachs International	8/18/2016	385
662,217,143	South Korean Won	577,337	Citibank N.A.	8/31/2016	17,903
8,200,000	Thai Baht	234,190	JPMorgan Chase Bank, N.A.	10/21/2016	915
6,772,604	Thai Baht	194,517	JPMorgan Chase Bank, N.A.	10/21/2016	(337)
437,136	Turkish Lira	145,180	JPMorgan Chase Bank, N.A.	8/18/2016	566
3,145,037	Turkish Lira	1,066,994	Citibank N.A.	8/18/2016	(18,403)
1,647,132	Turkish Lira	559,840	Citibank N.A.	8/18/2016	(10,667)
5,082,109	Turkish Lira	1,710,962	Citibank N.A.	8/18/2016	(16,530)
833,418	Turkish Lira	287,022	Goldman Sachs International	8/18/2016	(9,151)
1,000,000	Turkish Lira	344,071	Goldman Sachs International	8/18/2016	(10,659)
333,263	Turkish Lira	114,324	Citibank N.A.	8/18/2016	(3,210)
330,638	Turkish Lira	108,525	JPMorgan Chase Bank, N.A.	8/18/2016	1,714
721,264	Turkish Lira	239,384	Goldman Sachs International	8/18/2016	1,094
918,467	Turkish Lira	305,600	Goldman Sachs International	8/18/2016	628
1,125,951	Turkish Lira	388,335	JPMorgan Chase Bank, N.A.	8/26/2016	(13,631)
1,695,821	Turkish Lira	581,271	Citibank N.A.	8/26/2016	(16,920)
Total					$1,133,670

Cross Currency Contracts to Receive		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
990,777	Euro	310,478,058	Hungarian Forint	Goldman Sachs International	8/15/2016	$(7,721)
500,113	Euro	2,241,622	Polish Zloty	Citibank N.A.	8/29/2016	(15,111)
106,480	Euro	470,407	Polish Zloty	Goldman Sachs International	8/29/2016	(1,459)
469,981	Euro	2,055,888	Polish Zloty	JPMorgan Chase Bank, N.A.	8/29/2016	(1,206)
1,283,860	Euro	402,811,256	Hungarian Forint	Citibank N.A.	9/15/2016	(10,074)
491,863	Euro	155,535,954	Hungarian Forint	Citibank N.A.	9/15/2016	(8,222)
126,700	Euro	39,847,893	Hungarian Forint	JPMorgan Chase Bank, N.A.	9/15/2016	(1,338)
504,052	Euro	2,208,663	Polish Zloty	Goldman Sachs International	10/18/2016	(440)
237,097	Euro	75,867,039	Hungarian Forint	JPMorgan Chase Bank, N.A.	12/30/2016	(6,189)
156,440,625	Hungarian Forint	496,839	Euro	Citibank N.A.	9/15/2016	5,901
34,873,064	Hungarian Forint	109,883	Euro	Citibank N.A.	9/15/2016	2,291
135,151,604	Hungarian Forint	428,768	Euro	Citibank N.A.	9/15/2016	5,614
30,750,762	Hungarian Forint	98,556	Euro	Citibank N.A.	9/15/2016	158
156,473,921	Hungarian Forint	495,651	Euro	Goldman Sachs International	9/15/2016	7,351
40,220,768	Hungarian Forint	127,386	Euro	JPMorgan Chase Bank, N.A.	9/15/2016	1,910
75,867,039	Hungarian Forint	238,107	Euro	JPMorgan Chase Bank, N.A.	12/30/2016	5,052
3,738,077	Polish Zloty	837,440	Euro	Citibank N.A.	8/29/2016	21,323
1,529,416	Polish Zloty	345,417	Euro	Citibank N.A.	8/29/2016	5,610
5,076,723	Polish Zloty	1,155,246	Euro	JPMorgan Chase Bank, N.A.	9/22/2016	6,866
4,716,632	Polish Zloty	1,063,982	Euro	Goldman Sachs International	10/18/2016	14,878
855,458	Romanian Leu	191,219	Euro	Goldman Sachs International	9/22/2016	852
3,812,106	Romanian Leu	851,076	Euro	JPMorgan Chase Bank, N.A.	9/22/2016	4,954
Total						$31,000

Contracts to Deliver		In ExchangeFor	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
2,946,487	Argentine Peso	$162,341	JPMorgan Chase Bank, N.A.	11/30/2016	$(20,698)
1,969,736	Argentine Peso	108,227	JPMorgan Chase Bank, N.A.	11/30/2016	(14,135)
2,059,500	Brazilian Real	556,908	Goldman Sachs International	8/10/2016	(76,579)
1,330,501	Brazilian Real	410,079	Goldman Sachs International	8/10/2016	827
908,879	Brazilian Real	273,380	Goldman Sachs International	8/10/2016	(6,185)
2,028,172	Brazilian Real	614,653	Goldman Sachs International	8/10/2016	(9,197)
2,043,177	Brazilian Real	552,764	JPMorgan Chase Bank, N.A.	8/10/2016	(75,702)
1,987,626	Brazilian Real	593,693	Goldman Sachs International	8/31/2016	(13,161)
334,510,467	Chilean Peso	508,353	Goldman Sachs International	10/24/2016	1,308
352,911,649	Colombian Peso	117,017	Citibank N.A.	8/16/2016	2,416
316,764,054	Colombian Peso	107,258	Citibank N.A.	8/16/2016	4,395
80,795,637	Colombian Peso	26,730	Goldman Sachs International	8/16/2016	494
90,253,645	Colombian Peso	29,759	JPMorgan Chase Bank, N.A.	8/16/2016	451
200,000	Euro	222,380	Citibank N.A.	8/1/2016	(1,220)
200,000	Euro	222,323	Citibank N.A.	8/1/2016	(1,277)
1,637,117	Euro	1,802,091	Citibank N.A.	8/1/2016	(28,207)
700,000	Euro	775,359	Goldman Sachs International	8/1/2016	(7,241)
502,482	Euro	554,941	JPMorgan Chase Bank, N.A.	8/1/2016	(6,834)
300,000	Euro	332,929	JPMorgan Chase Bank, N.A.	8/1/2016	(2,471)
230,641	Euro	256,371	JPMorgan Chase Bank, N.A.	8/1/2016	(1,486)
141,649	Euro	157,955	JPMorgan Chase Bank, N.A.	8/1/2016	(408)
274,410	Euro	306,273	JPMorgan Chase Bank, N.A.	8/1/2016	(517)
119,189	Euro	131,664	JPMorgan Chase Bank, N.A.	8/1/2016	(1,589)
2,150,000	Euro	2,399,004	Citibank N.A.	8/04/2016	(4,875)
9,446	Euro	10,540	Citibank N.A.	8/04/2016	(21)
48,029	Euro	53,121	JPMorgan Chase Bank, N.A.	8/04/2016	(580)
368,527	Euro	409,014	JPMorgan Chase Bank, N.A.	9/01/2016	(3,470)
2,750,400,000	Indonesian Rupiah	208,364	JPMorgan Chase Bank, N.A.	8/1/2016	(1,615)
3,419,500,000	Indonesian Rupiah	258,779	JPMorgan Chase Bank, N.A.	8/1/2016	(2,282)
2,287,500,000	Indonesian Rupiah	172,981	JPMorgan Chase Bank, N.A.	8/1/2016	(1,657)
8,461,300,000	Indonesian Rupiah	645,260	JPMorgan Chase Bank, N.A.	8/1/2016	(714)
2,149,600,000	Indonesian Rupiah	163,779	JPMorgan Chase Bank, N.A.	8/23/2016	104
8,608,100,000	Indonesian Rupiah	650,404	JPMorgan Chase Bank, N.A.	8/29/2016	(4,582)
5,120,596,473	Indonesian Rupiah	375,804	Citibank N.A.	8/31/2016	(13,729)
7,694,676,431	Indonesian Rupiah	561,860	Goldman Sachs International	8/31/2016	(23,488)
8,176,900,000	Indonesian Rupiah	602,128	JPMorgan Chase Bank, N.A.	9/29/2016	(17,217)
8,000,000,000	Indonesian Rupiah	547,009	JPMorgan Chase Bank, N.A.	5/23/2017	(35,222)
4,189,992	Israeli Shekel	1,113,072	Citibank N.A.	8/26/2016	13,895
10,195,729	Mexican Peso	549,359	Citibank N.A.	8/10/2016	6,048
10,054,347	Mexican Peso	554,612	JPMorgan Chase Bank, N.A.	8/10/2016	18,834
10,746,499	Mexican Peso	572,724	JPMorgan Chase Bank, N.A.	8/31/2016	1,314
6,567,900	Mexican Peso	357,431	Citibank N.A.	9/6/2016	8,423
10,016,854	Mexican Peso	524,870	Citibank N.A.	9/6/2016	(7,409)
10,794,024	Mexican Peso	569,203	Goldman Sachs International	9/6/2016	(4,373)
11,194,259	Mexican Peso	595,603	Goldman Sachs International	9/6/2016	759
3,252,470	Mexican Peso	173,201	JPMorgan Chase Bank, N.A.	9/6/2016	370
1,297,568	Mexican Peso	69,086	JPMorgan Chase Bank, N.A.	9/6/2016	136
3,528,601	Mexican Peso	192,906	JPMorgan Chase Bank, N.A.	9/6/2016	5,402
18,100,000	New Taiwan Dollar	552,284	JPMorgan Chase Bank, N.A.	8/22/2016	(17,384)
17,900,000	New Taiwan Dollar	547,016	JPMorgan Chase Bank, N.A.	8/24/2016	(16,431)
2,101,237	Peruvian Nuevo Sol	624,625	JPMorgan Chase Bank, N.A.	8/10/2016	(2,066)
4,003,531	Peruvian Nuevo Sol	1,167,083	Goldman Sachs International	9/7/2016	(23,034)
2,229,652	Polish Zloty	557,777	Goldman Sachs International	8/31/2016	(13,934)
783,441	Pound Sterling	1,165,683	JPMorgan Chase Bank, N.A.	8/31/2016	128,371
76,009,673	Russian Rubles	1,169,896	Goldman Sachs International	9/6/2016	28,344
41,167,394	Russian Rubles	626,191	Goldman Sachs International	10/5/2016	12,469
17,527,798	Russian Rubles	264,472	Goldman Sachs International	10/5/2016	3,168
101,055,362	Russian Rubles	1,546,076	JPMorgan Chase Bank, N.A.	10/5/2016	39,544
700,000	Singapore Dollar	515,517	JPMorgan Chase Bank, N.A.	9/14/2016	(6,425)
33,387	Singapore Dollar	24,628	JPMorgan Chase Bank, N.A.	9/14/2016	(266)
5,317,955	South African Rand	346,376	Citibank N.A.	8/18/2016	(35,506)
4,133,653	South African Rand	265,414	Goldman Sachs International	8/18/2016	(31,423)
4,430,026	South African Rand	302,457	Goldman Sachs International	8/18/2016	(15,662)
5,377,649	South African Rand	351,621	Goldman Sachs International	8/18/2016	(34,547)
8,688,518	South African Rand	565,213	Goldman Sachs International	8/18/2016	(58,708)
3,726,332	South African Rand	251,382	Goldman Sachs International	8/18/2016	(16,205)
4,243,904	South African Rand	294,020	Goldman Sachs International	8/18/2016	(10,734)
4,194,119	South African Rand	289,450	Goldman Sachs International	8/18/2016	(11,729)
1,571,638	South African Rand	110,526	Goldman Sachs International	8/18/2016	(2,333)
2,878,256	South African Rand	178,196	JPMorgan Chase Bank, N.A.	8/18/2016	(28,491)
8,623,507	South African Rand	545,074	JPMorgan Chase Bank, N.A.	8/18/2016	(74,178)
3,307,963	South African Rand	208,636	JPMorgan Chase Bank, N.A.	8/18/2016	(28,908)
1,212,177	South African Rand	80,189	JPMorgan Chase Bank, N.A.	8/18/2016	(6,857)
4,587,226	South African Rand	305,486	JPMorgan Chase Bank, N.A.	8/18/2016	(23,922)
1,104,427	South African Rand	76,865	JPMorgan Chase Bank, N.A.	8/18/2016	(2,444)
662,217,143	South Korean Won	561,101	Goldman Sachs International	8/31/2016	(34,139)
1,646,211	Turkish Lira	543,535	Citibank N.A.	8/18/2016	(5,330)
5,588,581	Turkish Lira	1,829,640	JPMorgan Chase Bank, N.A.	8/18/2016	(33,656)
3,304,539	Turkish Lira	1,083,931	JPMorgan Chase Bank, N.A.	8/18/2016	(17,840)
603,408	Turkish Lira	200,669	JPMorgan Chase Bank, N.A.	8/18/2016	(514)
1,400,000	Turkish Lira	469,343	JPMorgan Chase Bank, N.A.	8/18/2016	2,567
1,711,078	Turkish Lira	573,119	JPMorgan Chase Bank, N.A.	8/18/2016	2,626
1,028,621	Turkish Lira	337,408	JPMorgan Chase Bank, N.A.	8/18/2016	(5,546)
1,125,951	Turkish Lira	373,375	Citibank N.A.	8/26/2016	(1,330)
1,695,821	Turkish Lira	574,604	Goldman Sachs International	8/26/2016	10,253
Total					$(655,165)

Cross currency swap contracts (“cross currency swaps”)

At July 31, 2016, the Fund had outstanding cross currency swaps as follows:

Counterparty	Notional Amount(1)		Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Termination Date	Total Fair Value(2)
JPMorgan Chase Bank, N.A.	TRY	11,000,000	Pay	3-month Libor	9.53%	10/29/2017	$11,651

Interest rate swap contracts (“interest rate swaps”)

At July 31, 2016, the Fund had outstanding over-the-counter (“OTC”) interest rate swaps as follows:

Counterparty	Notional Amount(1)		Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed- Rate	Termination Date	Total Fair Value(2)
Goldman Sachs International	BRL	9,403,801	Pay	1-day Overnight Brazil (CETIP)	13.27%	1/2/2017	$(36,035)
Goldman Sachs International	BRL	3,811,089	Pay	1-day Overnight Brazil (CETIP)	11.81%	1/2/2018	(53,534)
Goldman Sachs International	BRL	12,431,344	Pay	1-day Overnight Brazil (CETIP)	12.86%	1/2/2018	(48,719)
Goldman Sachs International	BRL	1,757,009	Receive	1-day Overnight Brazil (CETIP)	12.89%	1/2/2019	2,051
Goldman Sachs International	BRL	5,376,538	Receive	1-day Overnight Brazil (CETIP)	13.39%	1/2/2019	37,310
Goldman Sachs International	BRL	3,622,798	Pay	1-day Overnight Brazil (CETIP)	12.73%	1/4/2021	34,936
Goldman Sachs International	BRL	1,000,000	Pay	1-day Overnight Brazil (CETIP)	11.99%	1/2/2023	(3,708)
JPMorgan Chase Bank, N.A.	CNY	1,000,000	Pay	7-day China Fixing Repo Rate (CNRR007)	2.83%	5/9/2021	1,352
JPMorgan Chase Bank, N.A.	CNY	3,500,000	Receive	7-day China Fixing Repo Rate (CNRR007)	2.44%	1/26/2021	(3,030)
Goldman Sachs International	CNY	3,500,000	Pay	7-day China Fixing Repo Rate (CNRR007)	2.49%	2/4/2021	(4,260)
Goldman Sachs International	COP	1,846,930,126	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)	7.23%	5/4/2016	(13,494)
JPMorgan Chase Bank, N.A.	COP	1,124,229,971	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)	6.96%	11/11/2017	(356)
JPMorgan Chase Bank, N.A.	CZK	2,500,000	Pay	6-month Prague Interbank Offer Rate (PRIBOR)	0.39%	4/4/2021	21
Goldman Sachs International	CZK	6,500,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.28%	7/28/2021	1,089
Goldman Sachs International	CZK	6,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.38%	8/2/2021	0[3]
Goldman Sachs International	CZK	14,000,000	Pay	6-month Prague Interbank Offer Rate (PRIBOR)	0.61%	8/5/2020	(9,097)
Goldman Sachs International	CZK	17,000,000	Pay	6-month Prague Interbank Offer Rate (PRIBOR)	0.57%	12/16/2020	(9,252)
JPMorgan Chase Bank, N.A.	CZK	95,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.54%	2/16/2020	(33,754)
JPMorgan Chase Bank, N.A.	CZK	8,600,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.30%	2/26/2021	1,057
JPMorgan Chase Bank, N.A.	CZK	5,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.39%	4/4/2021	(404)
JPMorgan Chase Bank, N.A.	HUF	128,246,450	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	1.38%	6/17/2021	(6,915)
JPMorgan Chase Bank, N.A.	HUF	1,079,898,824	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	1.77%	7/17/2017	(36,731)
Goldman Sachs International.	HUF	90,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	1.99%	7/25/2026	(2,026)
JPMorgan Chase Bank, N.A.	HUF	225,000,000	Pay	6-month Budapest Interbank Offer Rate (BUBOR)	4.29%	8/4/2024	(197,355)
Goldman Sachs International	MXN	9,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	5.37%	3/17/2021	(9,603)
Goldman Sachs International	MXN	28,033,731	Receive	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	5.90%	9/12/2022	(5,521)
Goldman Sachs International	MXN	10,713,184	Receive	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.21%	12/8/2025	2,232
Goldman Sachs International	MXN	9,462,643	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.17%	3/5/2026	(184)
Goldman Sachs International	MXN	12,414,906	Receive	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	5.63%	6/11/2021	6,730
JPMorgan Chase Bank, N.A.	MXN	7,500,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.13%	6/18/2026	(2,172)
Goldman Sachs International	MYR	2,500,000	Receive	3-month Kuala Lumpur Interbank Offered Rate (KLIBOR)	4.37%	12/15/2020	25,426
Goldman Sachs International	MYR	2,000,000	Pay	3-month Malaysia Bumiputra Bank Rate (KLIBOR)	3.74%	3/23/2021	7,395
JPMorgan Chase Bank, N.A.	MYR	2,500,000	Pay	3-month Malaysia Bumiputra Bank Rate (KLIBOR)	3.72%	6/8/2021	8,557
Goldman Sachs International	ZAR	6,100,000	Pay	3-month Johannesburg Interbank Agreed Rate (JIBAR)	8.76%	1/16/2029	22,243
JPMorgan Chase Bank, N.A.	ZAR	6,400,000	Pay	3-month Johannesburg Interbank Agreed Rate (JIBAR)	8.53%	10/2/2028	14,649
JPMorgan Chase Bank, N.A.	ZAR	7,800,000	Pay	3-month Johannesburg Interbank Agreed Rate (JIBAR)	8.08%	10/2/2023	4,858
JPMorgan Chase Bank, N.A.	ZAR	50,000,000	Receive	3-month Johannesburg Interbank Agreed Rate (JIBAR)	7.72%	7/14/2018	(13,190)
Total							$(319,434)

(1)	Notional amount is stated in the currency in which the swap is denominated.

BRL = Brazilian Real
CNY = Chinese Yuan Renminbi
COP = Colombian Peso
CZK = Czech Republic Koruna
HUF = Hungarian Forint
MXN = Mexican Peso
MYR = Malaysian Ringgit
TRY = Turkish Lira
ZAR = South African Rand

(2)   Total Fair Value reflects the appreciation (depreciation) of the cross currency swap and interest rate swap contracts plus accrued interest as of July 31, 2016.

(3)   Amount less than one dollar.

At July 31, 2016, the Fund had deposited $50,000 in a segregated account for Goldman Sachs International.

Schedule of Investments Emerging Markets Debt Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Corporate Bonds(a)	$—	$31,146	$—	$31,146
Foreign Government Securities
Dominican Republic	—	1,036	45	1,081
Other Foreign Government Securities(a)	—	77,746	—	77,746
Total Foreign Government Securities	—	78,782	45	78,827
Short-Term Investment	—	5,580	—	5,580
Total Investments	$—	$115,508	$45	$115,553

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2015	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2016
Investments in Securities:
Foreign Government Securities
Dominican Republic	$46	$—	$—	$(1)	$—	$—	$—	$—	$45	$(1)
Total	$46	$—	$—	$(1)	$—	$—	$—	$—	$45	$(1)

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2016:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Swap contracts
Assets	$—	$181	$—	$181
Liabilities	—	(489)	—	(489)
Futures(a)
Liabilities	(152)	—	—	(152)
Forward contracts(a)
Assets	—	1,812	—	1,812
Liabilities	—	(1,302)	—	(1,302)
Total	$(152)	$202	$—	$50

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

Schedule of Investments Floating Rate Income Fund
 (Unaudited) 7/31/16

PRINCIPAL AMOUNT			VALUE	†
(000's omitted)			(000's omitted)

Loan Assignments(a) (89.9%)

Aerospace & Defense (0.8%)
	$581	B/E Aerospace, Inc., First Lien Term Loan B, 3.75%, due 12/16/21	$584
	1,086	Transdigm Inc., First Lien Term Loan D, 3.75%, due 6/4/21	1,081
	38	Transdigm Inc., First Lien Term Loan F, 3.75%, due 5/25/23	38
	42	Transdigm Inc., First Lien Term Loan F, 3.75%, due 5/25/23	42
			1,745
Air Transport (0.8%)
	673	American Airlines Inc., First Lien Term Loan B1, 3.50%, due 10/10/21	671
	615	American Airlines Inc., First Lien Term Loan B, 3.50%, due 4/18/23	613
	550	United Air Lines, Inc., Term Loan B, 3.25%, due 4/1/19	550
	53	United Air Lines, Inc., First Lien Term Loan B, 3.50%, due 9/15/21	53
			1,887
All Telecom (4.1%)
	570	Communications Sales and Leasing Inc., First Lien Term Loan B1, due 10/24/22	569	(b)(c)
	661	Consolidated Communications Inc., First Lien Term Loan, 4.25%, due 12/23/20	662
	2,298	Intelsat Jackson HLDG, First Lien Term Loan B2, 3.75%, due 6/30/19	2,176	(b)(c)
	1,610	Level 3 Financing, Inc., First Lien Term Loan B3, 4.00%, due 8/1/19	1,614
	360	Level 3 Financing, Inc., First Lien Term Loan B4, 4.00%, due 1/15/20	361
	632	Premiere Global Services, Inc., First Lien Term Loan, 7.50%, due 12/8/21	585	(d)
	123	SBA Communications, First Lien Term Loan B1, 3.25%, due 3/24/21	124
	1,508	Syniverse Technologies, First Lien Term Loan, 4.00%, due 4/23/19	1,221
	473	T-Mobile USA, First Lien Term Loan, 3.50%, due 11/9/22	475
	363	Telesat, First Lien Term Loan B2, 3.50%, due 3/28/19	362
	459	Windstream, First Lien Term Loan B6, 5.75%, due 3/29/21	462
	727	Zayo Group, First Lien Term Loan B1, 3.75%, due 5/6/21	727
			9,338
Automotive (1.2%)
	614	ABRA Auto, First Lien Term Loan, 4.75%, due 9/17/21	614
	700	ABRA Auto, Second Lien Term Loan, 8.25%, due 9/19/22	628
	561	Allison Transmission, First Lien Term Loan B3, 3.50%, due 8/23/19	562
	520	Cooper Standard Automotive Inc., First Lien Term Loan B, 4.00%, due 4/4/21	521
	398	Midas Intermediate, First Lien Term Loan B, 4.50%, due 8/18/21	399
			2,724
Building & Development (2.9%)
	273	American Builders & Co., Inc., First Lien Term Loan B, 3.50%, due 4/16/20	274
	421	Beacon Roofing Supply, First Lien Term Loan B, 4.00%, due 10/1/22	422
	658	Capital Automotive LP, First Lien Term Loan B, 4.00%, due 4/10/19	660
	1,249	DTZ, First Lien Term Loan B, 4.25%, due 11/4/21	1,241
	175	DTZ, Second Lien Term Loan, 9.25%, due 11/4/22	176
	475	Gates Global LLC, First Lien Term Loan, due 7/6/21	464	(b)(c)
	570	HDS Supply, First Lien Term Loan, 3.75%, due 8/13/21	573
	959	Jeld-Wen, Inc., First Lien Term Loan B, 5.25%, due 10/15/21	965
	422	Mueller Water Products Inc., First Lien Term Loan B, 4.00%, due 11/25/21	422
	504	Ply Gem Industries, Inc., First Lien Term Loan, 4.00%, due 2/1/21	504
	839	Realogy Group, First Lien Term Loan B, 3.75%, due 7/7/22	843	(b)(c)
			6,544
Business Equipment & Services (10.5%)
	1,259	Acosta Inc., First Lien Term Loan B1, 4.25%, due 9/26/21	1,232
	1,191	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	1,184
	290	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	270
	230	Americold, First Lien Term Loan B, 5.75%, due 12/1/22	232
	1,006	Brand Services, Inc., First Lien Term Loan, 4.75%, due 11/26/20	994
	794	Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	791
	242	Brickman Group Holdings Inc., Second Lien Term Loan, 7.50%, due 12/17/21	238
	700	Brock Holdings III, First Lien Term Loan B, 6.00%, due 3/16/17	672
	507	Brock Holdings III, Second Lien Term Loan B, 10.00%, due 3/16/18	460
	1,144	CCC Information Services Inc., First Lien Term Loan B, 4.00%, due 12/20/19	1,141
	780	CPA Global, First Lien Term Loan, 4.50%, due 12/3/20	780
	842	Emdeon Business Services, First Lien Term Loan B2, 3.75%, due 11/2/18	844
	123	Emdeon Business Services, First Lien Term Loan B3, 3.75%, due 11/2/18	123
	501	FleetCor Technologies, First Lien Term Loan B, 3.75%, due 9/30/21	499
	795	Garda World Security, First Lien Term Loan B, 4.00%, due 11/6/20	787
	118	Garda World Security, First Lien Term Loan DD, 4.00%, due 11/6/20	116
	1,281	Genesys, First Lien Term Loan B2, 4.50%, due 11/13/20	1,281
	560	Global Payments, First Lien Term Loan B, 4.00%, due 4/21/23	564
	698	IMS Health Incorporated, First Lien Term Loan B, 3.50%, due 3/17/21	697
	554	Kar Auction Services, First Lien Term Loan B3, 4.25%, due 2/28/23	558
	1,319	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	1,323
	210	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	214
	964	Mitchell International, Inc., First Lien Term Loan, 4.50%, due 10/13/20	960
	375	Mitchell International, Inc., Second Lien Term Loan, 8.50%, due 10/11/21	355
	462	On Assignment, First Lien Term Loan B1, 3.75%, due 6/3/22	463
	1,270	Presidio, First Lien Term Loan, 5.25%, due 2/2/22	1,264
	590	Protection One, First Lien Term Loan B1, 4.75%, due 5/2/22	595
	1,856	Servicemaster Company, First Lien Term Loan B, 4.25%, due 7/1/21	1,863
	1,650	SymphonyIRI Group, Inc., First Lien Term Loan B, 4.75%, due 9/30/20	1,650
	1,219	TRANS UNION LLC, First Lien Term Loan B2, 3.50%, due 4/9/21	1,218
	630	Wex, First Lien Term Loan B, 4.25%, due 6/24/23	633
			24,001
Cable & Satellite Television (5.9%)
	2,331	Cablevision Systems Corp., First Lien Term Loan B, 5.00%, due 10/9/22	2,345
	347	Casema Holdings BV, First Lien Term Loan B1, 3.65%, due 1/15/22	345
	223	Casema Holdings BV, First Lien Term Loan B2, 3.66%, due 1/15/22	222
	367	Casema Holdings BV, First Lien Term Loan B3, 3.70%, due 1/15/22	365
	1,443	Cequel Communications, LLC, First Lien Term Loan B, 4.25%, due 12/14/22	1,445
	1,850	Charter Communications Operating LLC, First Lien Term Loan I, 3.50%, due 1/24/23	1,858
	2,085	Numericable, First Lien Term Loan B7, 5.00%, due 1/15/24	2,087
	1,085	Telenet, First Lien Term Loan B, 4.25%, due 7/1/24	1,088
	770	UPC Distribution, First Lien Term Loan AN, 3.00%, due 7/25/24	766
	611	UPC Financing Partnership, First Lien Term Loan AH, 3.41%, due 6/30/21	608
	415	Virgin Media, First Lien Term Loan F, 3.50%, due 6/30/23	413
	1,922	Wide Open West, First Lien Term Loan B, 4.50%, due 4/1/19	1,922	(b)(c)
			13,464
Chemicals & Plastics (2.1%)
	160	Allnex, First Lien Term Loan B2, due 6/3/23	160	(b)(c)
	120	Allnex, First Lien Term Loan B3, due 6/3/23	121	(b)(c)
	1,046	Dupont Performance Coatings, First Lien Term Loan B, 3.75%, due 2/1/20	1,048
	319	Huntsman, First Lien Term Loan B, 4.25%, due 3/18/23	320
	482	Huntsman International LLC, First Lien Term Loan B, 3.75%, due 10/1/21	480
	963	Ineos Finance PLC, First Lien Term Loan B, 4.25%, due 3/31/22	962
	385	Pq Corp., First Lien Term Loan, 5.75%, due 11/4/22	388
	652	Solenis, First Lien Term Loan, 4.25%, due 7/31/21	646
	188	Solenis, Second Lien Term Loan L2, 7.75%, due 7/31/22	179
	571	Univar Inc., First Lien Term Loan B, 4.25%, due 7/1/22	570	(b)(c)
			4,874
Conglomerates (0.2%)
	377	Spectrum Brands, Inc., First Lien Term Loan, 3.51%, due 6/23/22	379

Containers & Glass Products (4.7%)
	426	Ardagh Packaging, First Lien Term Loan B2, 4.00%, due 12/17/19	427
	972	Berlin Packaging, First Lien Term Loan, 4.50%, due 10/1/21	972
	525	Berlin Packaging, Second Lien Term Loan, 7.75%, due 9/30/22	520
	1,526	Berry Plastics, First Lien Term Loan H, 3.75%, due 10/3/22	1,531
	1,196	BWAY Corporation, First Lien Term Loan B, 5.50%, due 8/14/20	1,196
	156	Constantia Flexibles Group, First Lien Term Loan B1, 4.75%, due 4/30/22	155
	803	Constantia Flexibles Group, First Lien Term Loan B2, 4.75%, due 4/30/22	798
	198	Kloeckner Pentaplast, First Lien Term Loan, 5.00%, due 4/28/20	199
	464	Kloeckner Pentaplast, First Lien Term Loan, 5.00%, due 4/28/20	465
	373	Mauser, First Lien Term Loan, 4.50%, due 7/31/21	371
	240	Mauser, Second Lien Term Loan, 8.75%, due 7/31/22	233
	152	Owens-Illinios Inc., First Lien Term Loan B, 3.50%, due 9/1/22	152
	1,460	Reynolds Group, First Lien Term Loan B1, 4.50%, due 12/1/18	1,461
	190	Reynolds Group, First Lien Term Loan, 4.25%, due 1/14/23	190
	975	SIG Combibloc Group, First Lien Term Loan B, 4.25%, due 3/11/22	976
	648	Tekni-Plex Inc., First Lien Term Loan 1, 4.50%, due 6/1/22	649
	365	Tekni-Plex Inc., Second Lien Term Loan 2, 8.75%, due 6/1/23	347
			10,642
Cosmetics - Toiletries (0.1%)
	231	Prestige Brands, Inc., First Lien Term Loan B3, 3.50%, due 9/3/21	232

Drugs (3.5%)
	852	Capsugel Inc., First Lien Term Loan B, 4.00%, due 7/31/21	854
	1,606	Endo Pharma, First Lien Term Loan B-1, 3.75%, due 9/26/22	1,588
	702	Pharmaceutical Technologies & Services, First Lien Term Loan, 4.25%, due 5/20/21	704
	4,839	Valeant Pharmaceuticals, First Lien Term Loan F1, 5.00%, due 4/1/22	4,802	(b)(c)
			7,948
Ecological Services & Equipment (1.0%)
	1,367	ADS Waste Holdings, Inc., First Lien Term Loan B2, 3.75%, due 10/9/19	1,365
	1,003	Waste Industries USA Inc., First Lien Term Loan B1, 3.50%, due 2/27/20	1,004
			2,369
Electronics - Electrical (7.4%)
	75	Applied Systems, Second Lien Term Loan, 7.50%, due 1/24/22	75
	3,636	Avago Technologies, First Lien Term Loan B1, 4.25%, due 2/1/23	3,635
	345	CommScope, First Lien Term Loan B1, 3.75%, due 12/29/22	347
	1,011	CPI ACQUISITION INC., First Lien Term Loan, 5.50%, due 8/17/22	983
	1,532	Datatel-Sophia LP, First Lien Term Loan B, 4.75%, due 9/30/22	1,532
	1,340	Dell, First Lien Term Loan B, due 6/2/23	1,340	(b)(c)
	608	Go Daddy, First Lien Term Loan, 4.25%, due 5/13/21	609
	1,092	Infor Global Solutions Ltd., First Lien Term Loan B5, 3.75%, due 6/3/20	1,078
	650	MKS Instruments, Inc., First Lien Term Loan B, 4.25%, due 4/29/23	655
	914	NXP Funding, First Lien Term Loan B, 3.75%, due 12/7/20	920
	1,210	On Semiconductor, First Lien Term Loan B, 5.25%, due 3/31/23	1,224
	842	Riverbed Technology, First Lien Term Loan B, 5.00%, due 4/27/22	846
	609	SkillSoft, First Lien Term Loan, 5.75%, due 4/28/21	501
	647	SkillSoft, Second Lien Term Loan, 9.25%, due 4/28/22	335
	576	Vantiv, First Lien Term Loan B, 3.50%, due 6/13/21	577
	330	Vertafore, First Lien Term Loan, 4.75%, due 6/30/23	330
	1,817	Zebra Technologies, First Lien Term Loan B, 4.00%, due 10/27/21	1,827
			16,814
Equipment Leasing (0.1%)
	360	AER/Int’l Lease Finance Corp., First Lien Term Loan B, 3.50%, due 4/30/20	361

Financial Intermediaries (5.1%)
	786	CITCO, First Lien Term Loan B, 4.25%, due 6/29/18	783
	1,469	First Data Corporation, First Lien Term Loan B, 4.49%, due 3/24/21	1,476
	3,144	First Data Corporation, First Lien Term Loan B, 4.24%, due 7/8/22	3,153
	468	Grosvenor Capital Management Holdings, LLP, First Lien Term Loan B, 3.75%, due 1/4/21	464
	663	Guggenheim Partners, First Lien Term Loan, 4.25%, due 7/22/20	665
	753	MGM Growth Properties, First Lien Term Loan B, 4.00%, due 4/25/23	758
	754	Ocwen Financial, First Lien Term Loan, 5.50%, due 2/15/18	743
	1,065	Royalty Pharma, First Lien Term Loan B4, 3.50%, due 11/9/20	1,069
	631	SAM Finance, First Lien Term Loan, 4.25%, due 12/17/20	627
	2,230	Walter Investment Mgmt, First Lien Term Loan, 4.75%, due 12/18/20	1,840
			11,578
Food & Drug Retailers (1.0%)
	537	Albertsons LLC, First Lien Term Loan B4, 4.50%, due 8/25/21	540
	594	Albertsons LLC, First Lien Term Loan B5, 4.75%, due 12/21/22	596
	643	Albertsons LLC, First Lien Term Loan B6, 4.75%, due 6/22/23	647
	544	General Nutrition Centers, First Lien Term Loan, 3.25%, due 3/4/19	532
			2,315
Food Products (1.9%)
	226	B&G Foods Inc., First Lien Term Loan B, 3.75%, due 10/5/22	227
	333	DE Master Blenders 1753 NV, First Lien Term Loan B, 4.25%, due 7/2/22	335
	1,088	Del Monte Foods, First Lien Term Loan, 4.25%, due 2/18/21	1,001	(b)(c)
	665	Del Monte Foods, Second Lien Term Loan, 8.25%, due 8/18/21	477
	855	NBTY, Inc., First Lien Term Loan B, 5.00%, due 5/5/23	851
	269	Pinnacle Foods Finance, First Lien Term Loan I, 3.75%, due 1/13/23	269
	269	Pinnacle Foods Finance, First Lien Term Loan I, 4.25%, due 1/13/23	271
	835	Yum Brands, Inc., First Lien Term Loan B, 3.23%, due 5/18/23	839
			4,270
Food Service (1.9%)
	210	Aramark Corporation, First Lien Term Loan E, 3.25%, due 9/7/19	211
	265	Aramark Corporation, First Lien Term Loan F, 3.25%, due 2/24/21	265
	1,990	Burger King Corporation, First Lien Term Loan B2, 3.75%, due 12/10/21	1,998
	911	Manitowoc Foodservice, First Lien Term Loan B, 5.75%, due 3/3/23	920
	905	US Foods, First Lien Term Loan B, 4.00%, due 6/15/23	909
			4,303
Health Care (7.3%)
	866	Air Medical Group Holding, First Lien Term Loan B1, 4.25%, due 4/28/22	850
	409	Alere, Inc., First Lien Term Loan B, 4.50%, due 6/20/22	402
	2,423	CHS/Community Health, First Lien Term Loan H1, 4.00%, due 1/27/21	2,392
	549	Concentra Operating Company, First Lien Term Loan 1, 4.00%, due 6/1/22	547
	443	Convatec Inc., First Lien Term Loan B1, 4.25%, due 6/15/20	443
	602	Davita Inc., First Lien Term Loan B, 3.50%, due 6/24/21	605
	1,188	dj Orthopedics LLC, First Lien Term Loan B1, 4.25%, due 6/8/20	1,156
	239	Grifols SA, Term Loan B, 3.44%, due 2/27/21	240
	1,092	HCA Inc., First Lien Term Loan B6, 3.75%, due 3/17/23	1,100
	1,697	IASIS Healthcare Corporation, First Lien Term Loan B2, 4.50%, due 5/3/18	1,692
	681	Immucor, First Lien Term Loan B2, 5.00%, due 8/19/18	659
	839	Mallinckrodt International, First Lien Term Loan B, 3.25%, due 3/19/21	835
	557	Mallinckrodt International, First Lien Term Loan B1, 3.50%, due 3/19/21	556
	1,565	Multiplan, Inc., First Lien Term Loan B, 5.00%, due 6/7/23	1,581
	225	National Mentor, Inc., First Lien Term Loan B, due 1/31/21	225	(b)(c)
	2,071	Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	2,070
	1,364	Team Health, Inc., First Lien Term Loan B, 3.75%, due 11/23/22	1,368
			16,721
Industrial Equipment (3.7%)
	211	AECOM Technology Corp., First Lien Term Loan, 3.75%, due 10/15/21	212
	1,341	Crosby Worldwide, First Lien Term Loan, 4.00%, due 11/23/20	1,091
	520	Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	339
	1,056	Doosan Infracore, First Lien Term Loan B, 4.50%, due 5/28/21	1,060
	1,042	Filtration Group, First Lien Term Loan B, 4.25%, due 11/20/20	1,040
	424	Filtration Group, Second Lien Term Loan, 8.25%, due 11/22/21	417
	245	Gardner Denver, First Lien Term Loan, due 7/30/20	233	(b)(c)
	120	Generac Power Systems Inc., Term Loan, 3.50%, due 5/31/20	120
	868	Husky Injection Molding, First Lien Term Loan B, 4.25%, due 6/30/21	866
	144	Husky Injection Molding, Second Lien Term Loan, 7.25%, due 6/30/22	141
	608	Milacron LLC, First Lien Term Loan B1, 4.25%, due 9/28/20	609
	385	Minimax Viking, First Lien Term Loan B1, 4.00%, due 8/14/20	385
	1,116	Rexnord Corp., First Lien Term Loan B, 4.00%, due 8/21/20	1,115
	310	Signode Industrial, First Lien Term Loan B, 3.75%, due 5/1/21	308
	444	VAT Holding, First Lien Term Loan B1, 4.25%, due 2/11/21	444
			8,380
Insurance (0.6%)
	873	Sedgwick Holdings Inc., First Lien Term Loan, 3.75%, due 3/1/21	857
	280	Sedgwick Holdings Inc., Second Lien Term Loan, 6.75%, due 2/28/22	274
	160	Sedgwick Holdings Inc., First Lien Term Loan, 5.25%, due 3/1/21	160
			1,291
Leisure Goods - Activities - Movies (2.5%)
	501	Amc Entertainment, First Lien Term Loan, 4.00%, due 12/15/22	504
	179	Bright Horizons, First Lien Term Loan, 3.75%, due 1/30/20	180
	1,228	Emerald Expositions Holdings, First Lien Term Loan B, 4.75%, due 6/17/20	1,226
	1,398	Formula One, First Lien Term Loan B3, 4.75%, due 7/30/21	1,381	(b)(c)
	130	Formula One, Second Lien Term Loan, 7.75%, due 7/31/22	128
	234	Match Group Inc., First Lien Term Loan B, 5.50%, due 11/16/22	236
	328	Regal Cinemas Corporation, First Lien Term Loan B, 3.50%, due 4/1/22	330
	758	Seaworld, First Lien Term Loan B2, 3.00%, due 5/14/20	739	(b)(c)
	590	SRAM, First Lien Term Loan, 4.02%, due 4/10/20	531
	409	Warner Music Group, First Lien Term Loan, 3.75%, due 7/1/20	407
			5,662
Lodging & Casinos (6.8%)
	1,489	Aristocrat Leisure, First Lien Term Loan, 4.75%, due 10/20/21	1,493
	547	Boyd Gaming Corporation, First Lien Term Loan B, 4.00%, due 8/14/20	548
	1,265	CityCenter, First Lien Term Loan B, 4.25%, due 10/16/20	1,270
	1,255	Cowlitz Tribal Gaming, First Lien Term Loan B, 11.50%, due 12/6/21	1,249	(d)
	521	Four Seasons Holdings Inc., First Lien Term Loan, 5.25%, due 6/27/20	521
	555	Four Seasons Holdings Inc., Second Lien Term Loan, 7.75%, due 12/27/20	555
	453	Graton Casino, First Lien Term Loan B, 4.75%, due 9/1/22	454
	1,244	Hilton Worldwide, First Lien Term Loan, 3.50%, due 10/26/20	1,247
	2,146	Mohegan Tribal Gaming, First Lien Term Loan B, 5.50%, due 6/15/18	2,141
	644	MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/25/22	647
	160	Scientific Games Corp., First Lien Term Loan B1, 6.00%, due 10/18/20	160
	2,152	Scientific Games Corp., First Lien Term Loan B2, 6.00%, due 10/1/21	2,150
	1,385	Station Casinos LLC, First Lien Term Loan B, 3.75%, due 6/8/23	1,385
	1,598	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	1,601	(b)(c)
			15,421
Oil & Gas (0.9%)
	870	Energy Transfer Equity, First Lien Term Loan B, 3.25%, due 12/2/19	839
	1,178	Energy Transfer Equity, First Lien Term Loan C, 4.00%, due 12/2/19	1,153
			1,992
Publishing (0.9%)
	646	EMI Publishing, First Lien Term Loan, 4.00%, due 8/19/22	646
	551	Springer Science+Business Media S.A., First Lien Term Loan B9, 4.50%, due 8/14/20	534
	797	Tribune Company, First Lien Term Loan B, 3.75%, due 12/27/20	798
			1,978
Radio & Television (1.8%)
	1,208	Cumulus Media, First Lien Term Loan B, 4.25%, due 12/23/20	855
	432	Gray Television Inc., First Lien Term Loan, 3.94%, due 6/13/21	434
	1,094	iHeartCommunications Inc., First Lien Term Loan D, 7.25%, due 1/30/19	842
	123	Sinclair Broadcasting, First Lien Term Loan B1, 3.00%, due 4/9/20	123
	1,635	Univision Communications Inc., First Lien Term Loan C3, 4.00%, due 3/1/20	1,633
	227	Univision Communications Inc., First Lien Term Loan C4, 4.00%, due 3/1/20	227
			4,114
Retailers (except food & drug) (4.3%)
	1,795	99¢ Only Stores, First Lien Term Loan B2, 4.50%, due 1/11/19	1,354
	1,422	Amscan Holdings, Inc., First Lien Term Loan B, 4.25%, due 8/19/22	1,420
	766	Bass Pro Shops, First Lien Term Loan B1, 4.00%, due 6/5/20	761
	569	Burlington Coat, First Lien Term Loan B3, 4.25%, due 8/13/21	570
	673	Coinmach Corp., First Lien Term Loan B, 4.25%, due 11/14/19	665
	875	JC Penney Co., First Lien Term Loan B, 5.25%, due 6/23/23	876
	496	Michaels Stores Inc., First Lien Term Loan B, 3.75%, due 1/28/20	498
	1,183	Michaels Stores Inc., First Lien Term Loan B2, 4.00%, due 1/28/20	1,190
	418	Neiman Marcus Group Inc., First Lien Term Loan B, 4.25%, due 10/25/20	393
	1,752	PetSmart Inc., First Lien Term Loan B1, 4.25%, due 3/11/22	1,754
	385	Pilot Travel Centers, First Lien Term Loan B, 3.25%, due 5/25/23	386
			9,867
Steel (0.9%)
	814	FMG Resources, First Lien Term Loan, 4.25%, due 6/30/19	798	(b)(c)
	917	McJunkin Red Man Corporation, First Lien Term Loan, 5.00%, due 11/8/19	903
	498	TMS International, First Lien Term Loan B, 4.50%, due 10/16/20	481
			2,182
Surface Transport (0.5%)
	125	Avis Budget Car Rental, First Lien Term Loan B, 3.25%, due 3/15/22	125
	430	Hertz Corporation, First Lien Term Loan B, 3.50%, due 6/30/23	432
	445	Kenan Advantage Group, First Lien Term Loan B1, 4.00%, due 7/29/22	443
	145	Kenan Advantage Group, First Lien Term Loan B2, 4.00%, due 7/29/22	144
			1,144
Utilities (4.5%)
	199	Calpine Construction, First Lien Term Loan B1, 3.00%, due 5/3/20	197
	418	Calpine Construction, First Lien Term Loan B2, 3.25%, due 1/31/22	412
	120	Calpine Corp., First Lien Term Loan B6, 4.00%, due 1/15/23	120
	710	Calpine Corp., First Lien Term Loan B7, 3.64%, due 5/31/23	709	(b)(c)
	2,030	Dynegy Holdings Inc., First Lien Term Loan C, 5.00%, due 6/27/23	2,030
	1,172	Essential Power, First Lien Term Loan, 4.75%, due 8/8/19	1,160
	1,046	NRG Energy Inc., First Lien Term Loan B, 3.50%, due 6/7/23	1,042
	1,743	Texas Competitive, First Lien Term Loan B, 5.00%, due 10/31/17	1,746
	397	Texas Competitive, First Lien Term Loan C, 5.00%, due 10/31/17	398
	1,340	TPF II, First Lien Term Loan B, 5.50%, due 10/2/21	1,345
	1,215	TXU Energy, First Lien Term Loan, 4.25%, due 12/19/16	1,217
			10,376

		Total Loan Assignments (Cost $207,127)	204,916

Corporate Bonds (2.5%)

Banking (0.2%)
	295	Ally Financial, Inc., Senior Unsecured Notes, 3.60%, due 5/21/18	300	(g)
	275	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	286	(g)
			586
Electric - Generation (0.1%)
	210	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	225

Electric - Integrated (0.5%)
	1,150	RJS Power Holdings LLC, Senior Unsecured Notes, 4.63%, due 7/15/19	1,090	(e)(f)(g)

Gaming (0.3%)
	725	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	751	(g)

Health Facilities (1.1%)
	690	HCA, Inc., Senior Secured Notes, 3.75%, due 3/15/19	716	(g)
	605	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	582	(g)
	720	Tenet Healthcare Corp., Senior Secured Notes, 4.15%, due 6/15/20	714	(a)
	390	Universal Health Services, Inc., Senior Secured Notes, 3.75%, due 8/1/19	401	(e)(g)
			2,413
Media Content (0.1%)
	275	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	284	(g)

Packaging (0.2%)
	475	Reynolds Group Issuer, Inc., Senior Secured Notes, 4.13%, due 7/15/21	479	(a)(e)

		Total Corporate Bonds (Cost $5,843)	5,828

Asset-Backed Securities (3.9%)
	640	ACAS CLO Ltd., Ser. 2015-2A, Class E, 6.64%, due 10/28/27	571	(a)(e)
	543	AIMCO CLO, Ser. 2015-A, 8.15%, due 1/15/28	539	(a)(e)
	785	Apidos CLO, Ser. 2015-22A, Class D, 6.70%, due 10/20/27	696	(a)(e)
	315	Apidos CLO, Ser. 2015-22A, Class E, 7.95%, due 10/20/27	229	(a)(e)
	815	Babson CLO Ltd., Ser. 2015-2A, Class E, 6.25%, due 7/20/27	722	(a)(e)
	325	Babson CLO Ltd., Ser. 2015-2A, Class F, 7.45%, due 7/20/27	253	(a)(e)
	1,125	Benefit Street Partners CLO Ltd., Ser. 2015-VIIA, Class D, 6.03%, due 7/18/27	957	(a)(e)
	320	Carlyle Global Market Strategies CLO Ltd., Ser. 2015-3A, Class E, 8.09%, due 7/28/28	262	(a)(e)
	650	Cumberland Park CLO Ltd., Ser. 2015-2A, Class E, 5.70%, due 7/20/26	558	(a)(e)
	485	Cumberland Park CLO Ltd., Ser. 2015-2A, Class F, 7.25%, due 7/20/26	383	(a)(e)
	800	Highbridge Loan Management Ltd., Ser. 2015-7A, Class E, 6.38%, due 11/15/26	695	(a)(e)
	545	LCM Ltd. Partnership, Ser. 19A, Class E2, 6.38%, due 7/15/27	485	(a)(e)
	775	Magnetite CLO Ltd., Ser. 2015-15A, Class E, 7.16%, due 10/25/27	714	(a)(e)
	685	TCI-Flatiron CLO Ltd., Ser. 2016-1A, Class E, 7.91%, due 7/17/28	642	(a)(e)
	810	Voya CLO Ltd., Ser. 2015-3A, Class D2, 6.15%, due 10/20/27	698	(a)(e)
	445	Webster Park CLO Ltd., Ser. 2015-1A, Class D, 6.80%, due 1/20/27	390	(a)(e)

		Total Asset-Backed Securities (Cost $9,224)	8,794

NUMBER OF SHARES

Short-Term Investments (5.2%)
	37	State Street Institutional Government Money Market Fund Premier Class, 0.25%	0	(h)(i)
	11,757,164	State Street Institutional Treasury Money Market Fund Premier Class, 0.18%	11,757	(g)(i)

		Total Short-Term Investments (Cost $11,757)	11,757

		Total Investments (101.5%) (Cost $233,951)	231,295	##

		Other Assets Less Liabilities [(1.5%)]	(3,415)	#

		Net Assets (100.0%)	$227,880

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(b)	All or a portion of this security had not settled as of July 31, 2016 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	Illiquid security.
(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $10,764,000 or 4.7% of the Fund. Securities denoted with (e) but without (d) have been deemed by the investment manager to be liquid.

(f)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(g)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of approximately $16,167,000.
(h)	Amount less than one thousand.
(i)	Represents 7-day effective yield as of 7/31/2016.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
All Telecom	$—	$7,532	$1,806	$9,338
Automotive	—	2,325	399	2,724
Business Equipment & Services	—	18,483	5,518	24,001
Containers & Glass Products	—	9,646	996	10,642
Financial Intermediaries	—	11,114	464	11,578
Health Care	—	16,174	547	16,721
Industrial Equipment	—	8,260	120	8,380
Leisure Goods - Activities - Movies	—	5,131	531	5,662
Lodging & Casinos	—	13,525	1,896	15,421
Steel	—	1,701	481	2,182
Other Loan Assignments (a)	—	98,267	—	98,267
Total Loan Assignments	—	192,158	12,758	204,916
Corporate Bonds(a)	—	5,828	—	5,828
Asset-Backed Securities	—	8,794	—	8,794
Short-Term Investments	—	11,757	—	11,757
Total Investments	$—	$218,537	$12,758	$231,295

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2015	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2016
Investments in Securities:
Loan Assignments
All Telecom	$—	$3	$(327)	$(36)	$576	$(663)	$2,253	$—	$1,806	$(36)
Automotive	—	—	—	4	396	(1)	—	—	399	4
Business Equipment & Services	1,038	3	(112)	60	229	(2,928)	7,228	—	5,518	60
Containers & Glass	805	—	(43)	7	—	(1,049)	2,081	(805)	996	7
Electronics - Electrical	1,867	—	—	—	—	—	—	(1,867)	—	—
Financial Intermediaries	—	1	(12)	(1)	—	(455)	931	—	464	(1)
Health Care	—	—	—	1	—	(4)	550	—	547	1
Industrial Equipment	1,154	—	—	—	120	—	—	(1,154)	120	—
Leisure Goods - Activities - Movies	1,464	2	(204)	27	—	(758)	—	—	531	27
Lodging & Casinos	1,532	8	12	69	1,683	(2,056)	648	—	1,896	80
Steel	1,150	1	(173)	48	—	(545)	—	—	481	48
Corporate Bonds
Chemicals(a)	0	—	—	(0)	—	(0)	—	—	—	—
Total	$9,010	$18	$(859)	$179	$3,004	$(8,459)	$13,691	$(3,826)	$12,758	$190

(a)	Amount less than one thousand.

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended July 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, approximately $3,826,000 was transferred from Level 3 to Level 2. Also, approximately $13,691,000 was transferred from Level 2 to Level 3. Transfers of loan assignments and corporate bonds into or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2016, the Fund had no transfers between Levels 1 and 2.

# As of July 31, 2016, the value of unfunded loan commitments was approximately $59,000.

(000’s omitted) Borrower	Principal Amount	Value
Kenan Advantage Group, First Lien Term Loan, 1.50%, due 1/31/17	$60	$59

Schedule of Investments High Income Bond Fund
 (Unaudited) 7/31/16

PRINCIPAL AMOUNT			VALUE	†
(000's omitted)			(000's omitted)

Loan Assignments(a) (5.5%)

Air Transport (0.1%)
	$4,987	American Airlines Inc., First Lien Term Loan B1, 3.25%, due 6/27/20	$4,966

All Telecom (0.6%)
	14,551	Level 3 Financing, Inc., First Lien Term Loan B4, 4.00%, due 1/15/20	14,609
	2,576	Syniverse Technologies, First Lien Term Loan, 4.00%, due 4/23/19	2,086
	1,577	Syniverse Technologies, First Lien Term Loan, 4.00%, due 4/23/19	1,269
	5,436	Zayo Group, First Lien Term Loan B1, 3.75%, due 5/6/21	5,432
			23,396
Building & Development (0.1%)
	2,990	Realogy Corporation, First Lien Term Loan B, due 3/5/20	3,007	(b)(c)

Business Equipment & Services (0.5%)
	15,694	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	14,635
	8,098	Presidio, First Lien Term Loan, 5.25%, due 2/2/22	8,060
			22,695
Electronics - Electrical (1.3%)
	23,005	Avago Technologies, First Lien Term Loan B1, 4.25%, due 2/1/23	23,001
	29,919	Dell, First Lien Term Loan B2, 4.00%, due 4/29/20	29,925
			52,926
Financial Intermediaries (0.4%)
	11,325	First Data Corporation, First Lien Term Loan B, 4.24%, due 7/8/22	11,357
	4,848	MGM Growth Properties, First Lien Term Loan B, 4.00%, due 4/25/23	4,880
			16,237
Health Care (0.4%)
	973	dj Orthopedics LLC, First Lien Term Loan B1, 4.25%, due 6/8/20	947
	9,735	Multiplan, Inc., First Lien Term Loan B, 5.00%, due 6/7/23	9,832
	5,627	Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	5,623
			16,402
Leisure Goods - Activities - Movies (0.1%)
	3,421	Match Group Inc., First Lien Term Loan B, 5.50%, due 11/16/22	3,446

Lodging & Casinos (0.8%)
	8,840	Cowlitz Tribal Gaming, First Lien Term Loan B, 11.50%, due 12/6/21	8,796	(d)
	2,615	Hilton Worldwide, First Lien Term Loan, 3.50%, due 10/26/20	2,621
	13,120	Mohegan Tribal Gaming, First Lien Term Loan B, 5.50%, due 6/15/18	13,093
	7,172	MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/25/22	7,208	(b)(c)
			31,718
Radio & Television (0.2%)
	7,585	Sinclair Broadcasting, First Lien Term Loan B1, 3.50%, due 7/30/21	7,595

Retailers (except food & drug) (0.3%)
	4,380	JC Penney Co., First Lien Term Loan B, 5.25%, due 6/23/23	4,384
	10,280	PetSmart Inc., First Lien Term Loan B1, 4.25%, due 3/11/22	10,293	(b)(c)
			14,677
Steel (0.3%)
	14,687	FMG Resources, First Lien Term Loan, 4.25%, due 6/30/19	14,401

Utilities (0.4%)
	6,744	Calpine Corp., First Lien Term Loan B5, 3.50%, due 5/27/22	6,721
	4,980	Calpine Corp., First Lien Term Loan B6, 4.00%, due 1/15/23	4,984
	6,865	Dynegy Holdings Inc., First Lien Term Loan B2, 4.00%, due 4/23/20	6,846	(b)(c)
			18,551

		Total Loan Assignments (Cost $227,103)	230,017

Corporate Bonds (88.3%)

Advertising (1.6%)
	22,095	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	21,984
	4,150	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	4,129
	2,475	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	2,562
	3,245	Lamar Media Corp., Guaranteed Notes, 5.75%, due 2/1/26	3,480	(e)
	28,825	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	29,726	(e)
	5,000	Nielsen Finance LLC/Nielsen Finance Co., Guaranteed Notes, 4.50%, due 10/1/20	5,125
			67,006
Aerospace & Defense (0.1%)
	1,505	TransDigm, Inc., Guaranteed Notes, 7.50%, due 7/15/21	1,591
	1,505	TransDigm, Inc., Guaranteed Notes, 6.00%, due 7/15/22	1,558
			3,149
Auto Parts & Equipment (0.2%)
	6,115	ZF N.A. Capital, Inc., Guaranteed Notes, 4.00%, due 4/29/20	6,367	(e)

Banking (3.8%)
	15,000	Ally Financial, Inc., Guaranteed Notes, 2.75%, due 1/30/17	15,075
	12,370	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	12,586
	12,195	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	12,802
	9,855	Ally Financial, Inc., Senior Unsecured Notes, 3.60%, due 5/21/18	10,026
	6,815	Ally Financial, Inc., Guaranteed Notes, 3.25%, due 11/5/18	6,892
	16,230	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	18,624
	30,690	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	31,349
	11,425	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	11,645
	8,820	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	9,173
	18,240	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	19,380	(e)
	13,555	CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	13,826
			161,378
Beverage (0.6%)
	1,985	Constellation Brands, Inc., Guaranteed Notes, 3.88%, due 11/15/19	2,097
	15,195	Constellation Brands, Inc., Guaranteed Notes, 4.25%, due 5/1/23	16,107
	5,480	Constellation Brands, Inc., Guaranteed Notes, 4.75%, due 11/15/24	5,959
			24,163
Building & Construction (2.5%)
	3,065	CalAtlantic Group, Inc., Guaranteed Notes, 8.38%, due 1/15/21	3,621
	4,430	CalAtlantic Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	4,596
	10,135	CalAtlantic Group, Inc., Guaranteed Notes, 5.25%, due 6/1/26	10,236
	9,880	D.R. Horton, Inc., Guaranteed Notes, 4.00%, due 2/15/20	10,275
	7,235	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	7,633
	9,470	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	10,559
	12,860	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	13,230
	13,945	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	14,642
	2,450	Meritage Homes Corp., Guaranteed Notes, 6.00%, due 6/1/25	2,553
	3,285	Pulte Homes, Inc., Guaranteed Notes, 6.00%, due 2/15/35	3,375
	1,990	PulteGroup, Inc., Guaranteed Notes, 4.25%, due 3/1/21	2,057
	14,645	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	14,901	(e)
	2,683	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.63%, due 3/1/24	2,697	(e)
	3,665	Toll Brothers Finance Corp., Guaranteed Notes, 4.00%, due 12/31/18	3,830
	1,870	Toll Brothers Finance Corp., Guaranteed Notes, 4.38%, due 4/15/23	1,909
			106,114
Building Materials (1.0%)
	2,110	Allegion PLC, Guaranteed Notes, 5.88%, due 9/15/23	2,247
	12,355	HD Supply, Inc., Senior Secured Notes, 5.25%, due 12/15/21	13,081	(e)
	4,615	HD Supply, Inc., Guaranteed Notes, 5.75%, due 4/15/24	4,914	(e)
	3,425	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	3,476
	14,520	USG Corp., Senior Unsecured Notes, 9.50%, due 1/15/18	15,900	(f)
	2,950	USG Corp., Guaranteed Notes, 5.50%, due 3/1/25	3,149	(e)
			42,767
Cable & Satellite Television (7.6%)
	32,970	Altice Luxembourg SA, Guaranteed Notes, 7.75%, due 5/15/22	33,445	(e)
	10,830	Altice Luxembourg SA, Guaranteed Notes, 7.63%, due 2/15/25	10,654	(e)
	12,215	Altice US Finance I Corp., Senior Secured Notes, 5.50%, due 5/15/26	12,642	(e)
	1,480	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.25%, due 3/15/21	1,539
	16,100	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.25%, due 9/30/22	16,764
	18,885	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.13%, due 5/1/23	19,522	(e)
	22,610	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.75%, due 2/15/26	23,854	(e)
	13,280	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.88%, due 5/1/27	14,010	(e)
	11,037	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	11,382	(e)
	12,572	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	12,541	(e)
	2,200	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Secured Notes, 7.75%, due 7/15/25	2,343	(e)
	5,075	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	5,494
	9,239	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	9,816
	18,320	DISH DBS Corp., Guaranteed Notes, 5.88%, due 11/15/24	17,679
	7,405	DISH DBS Corp., Guaranteed Notes, 7.75%, due 7/1/26	7,678	(e)
	19,875	Neptune Finco Corp., Senior Unsecured Notes, 10.88%, due 10/15/25	23,254	(e)
	22,540	Numericable-SFR SA, Senior Secured Notes, 6.00%, due 5/15/22	22,033	(e)
	4,265	Numericable-SFR SA, Senior Secured Notes, 6.25%, due 5/15/24	4,105	(e)
	26,650	Numericable-SFR SA, Senior Secured Notes, 7.38%, due 5/1/26	26,617	(e)
	5,705	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 5.50%, due 1/15/23	5,962	(e)
	2,220	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 5.00%, due 1/15/25	2,298	(e)
	3,035	UPCB Finance IV Ltd., Senior Secured Notes, 5.38%, due 1/15/25	3,058	(e)
	12,170	Virgin Media Finance PLC, Guaranteed Notes, 6.00%, due 10/15/24	12,322	(e)
	5,562	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	5,784	(e)
	5,970	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.50%, due 8/15/26	6,007	(e)
	12,165	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	12,667
			323,470
Chemicals (0.4%)
	4,775	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	1	(g)(d)
	4,775	Momentive Performance Materials, Inc., Senior Secured Notes, 3.88%, due 10/24/21	3,737
	11,740	NOVA Chemicals Corp., Senior Unsecured Notes, 5.00%, due 5/1/25	11,916	(e)
			15,654
Consumer - Commercial Lease Financing (3.8%)
	20,895	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 2.75%, due 5/15/17	21,026
	18,360	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 3.75%, due 5/15/19	19,003
	19,575	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	20,896
	10,890	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	11,435
	2,140	Aircastle Ltd., Senior Unsecured Notes, 6.25%, due 12/1/19	2,359
	6,185	Aircastle Ltd., Senior Unsecured Notes, 5.13%, due 3/15/21	6,602
	2,845	Aircastle Ltd., Senior Unsecured Notes, 5.50%, due 2/15/22	3,051
	4,595	Aircastle Ltd., Senior Unsecured Notes, 5.00%, due 4/1/23	4,830
	16,008	IHS Markit Ltd., Guaranteed Notes, 5.00%, due 11/1/22	16,448	(d)(e)
	9,805	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	10,516
	7,445	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	9,381
	2,710	Navient Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	2,785
	31,210	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	31,366
			159,698
Department Stores (0.0%)
	1,555	Neiman Marcus Group Ltd. LLC, Guaranteed Notes, 8.00%, due 10/15/21	1,318	(e)

Discount Stores (0.3%)
	9,995	Dollar Tree, Inc., Guaranteed Notes, 5.75%, due 3/1/23	10,770

Electric - Generation (2.5%)
	15,460	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	16,156	(e)
	11,825	Calpine Corp., Senior Unsecured Notes, 5.38%, due 1/15/23	11,795
	3,140	Calpine Corp., Senior Secured Notes, 5.25%, due 6/1/26	3,187	(e)
	3,940	Dynegy, Inc., Guaranteed Notes, 6.75%, due 11/1/19	4,014
	4,415	Dynegy, Inc., Guaranteed Notes, 5.88%, due 6/1/23	3,974
	7,735	Dynegy, Inc., Guaranteed Notes, 7.63%, due 11/1/24	7,561
	6,322	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	6,559
	13,350	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	13,417
	6,655	NRG Energy, Inc., Guaranteed Notes, 6.63%, due 3/15/23	6,688
	14,070	NRG Energy, Inc., Guaranteed Notes, 7.25%, due 5/15/26	14,439	(e)
	17,760	NRG Energy, Inc., Guaranteed Notes, 6.63%, due 1/15/27	17,560	(h)(e)
			105,350
Electric - Integrated (1.2%)
	3,910	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	4,106
	24,855	PPL Energy Supply LLC, Senior Unsecured Notes, 4.60%, due 12/15/21	19,884
	25,410	RJS Power Holdings LLC, Senior Unsecured Notes, 4.63%, due 7/15/19	24,076	(e)
	5,330	Talen Energy Supply LLC, Senior Unsecured Notes, 6.50%, due 6/1/25	4,690
			52,756
Electronics (1.4%)
	12,255	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	12,421
	8,495	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	8,920
	8,485	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	9,100
	4,885	Micron Technology, Inc., Senior Unsecured Notes, 5.25%, due 8/1/23	4,384	(e)
	3,870	Micron Technology, Inc., Senior Unsecured Notes, 5.50%, due 2/1/25	3,473
	590	Micron Technology, Inc., Senior Unsecured Notes, 5.63%, due 1/15/26	524	(d)(e)
	7,510	NXP BV/NXP Funding LLC, Guaranteed Notes, 4.13%, due 6/1/21	7,773	(d)(e)
	8,575	Sensata Technologies UK Financing Co. PLC, Guaranteed Notes, 6.25%, due 2/15/26	9,272	(e)
	3,215	Zebra Technologies Corp., Senior Unsecured Notes, 7.25%, due 10/15/22	3,432
			59,299
Energy - Exploration & Production (5.5%)
	4,785	Antero Resources Corp., Guaranteed Notes, 5.38%, due 11/1/21	4,582
	12,495	Antero Resources Corp., Guaranteed Notes, 5.13%, due 12/1/22	11,652
	6,965	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	5,293
	4,780	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 11/15/20	3,585
	12,305	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	8,921
	20,245	Chesapeake Energy Corp., Guaranteed Notes, 5.38%, due 6/15/21	13,767
	6,690	Chesapeake Energy Corp., Guaranteed Notes, 5.75%, due 3/15/23	4,482
	13,540	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	13,371
	6,243	Continental Resources, Inc., Guaranteed Notes, 4.50%, due 4/15/23	5,650
	7,460	Continental Resources, Inc., Guaranteed Notes, 3.80%, due 6/1/24	6,378
	3,200	Encana Corp., Senior Unsecured Notes, 3.90%, due 11/15/21	3,171
	15,185	Encana Corp., Senior Unsecured Yankee Notes, 6.50%, due 8/15/34	15,848
	5,135	Encana Corp., Senior Unsecured Yankee Notes, 6.63%, due 8/15/37	5,242
	5,290	Encana Corp., Senior Unsecured Notes, 6.50%, due 2/1/38	5,344
	27,735	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	15,809
	450	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	229
	19,690	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 6.38%, due 6/15/23	9,845
	4,510	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Senior Unsecured Notes, 7.88%, due 7/15/21	4,510	(e)
	11,090	Newfield Exploration Co., Senior Unsecured Notes, 5.38%, due 1/1/26	10,591
	6,875	Oasis Petroleum, Inc., Guaranteed Notes, 6.50%, due 11/1/21	5,775
	6,615	Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 3/15/22	5,772
	15,995	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	14,675
	16,245	Range Resources Corp., Guaranteed Notes, 5.00%, due 3/15/23	14,783
	7,700	Range Resources Corp., Guaranteed Notes, 4.88%, due 5/15/25	7,315
	5,370	SM Energy Co., Senior Unsecured Notes, 6.50%, due 11/15/21	4,712
	3,470	SM Energy Co., Senior Unsecured Notes, 6.13%, due 11/15/22	2,941
	1,655	SM Energy Co., Senior Unsecured Notes, 6.50%, due 1/1/23	1,407
	4,840	SM Energy Co., Senior Unsecured Notes, 5.00%, due 1/15/24	3,872
	20,370	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	17,824
	8,860	Whiting Petroleum Corp., Guaranteed Notes, 6.25%, due 4/1/23	7,320
			234,666
Food & Drug Retail (0.6%)
	9,675	Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC, Senior Unsecured Notes, 6.63%, due 6/15/24	10,279	(e)
	4,450	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	4,695
	5,775	Rite Aid Corp., Guaranteed Notes, 6.75%, due 6/15/21	6,071
	4,850	Rite Aid Corp., Guaranteed Notes, 6.13%, due 4/1/23	5,147	(e)
			26,192
Food - Wholesale (0.8%)
	5,175	NBTY, Inc., Senior Unsecured Notes, 7.63%, due 5/15/21	5,278	(e)
	18,355	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	19,365	(e)
	4,580	Post Holdings, Inc., Guaranteed Notes, 7.75%, due 3/15/24	5,067	(e)
	2,850	Post Holdings, Inc., Guaranteed Notes, 8.00%, due 7/15/25	3,270	(e)
			32,980
Gaming (3.9%)
	5,525	Boyd Gaming Corp., Guaranteed Notes, 6.38%, due 4/1/26	5,891	(e)
	21,455	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	22,691
	5,115	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	5,486
	2,430	Int'l Game Technology PLC, Senior Secured Notes, 6.50%, due 2/15/25	2,564	(e)
	6,340	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	6,641
	10,430	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	10,873
	4,840	MGM Growth Properties Operating Partnership L.P./ MGP Finance Co-Issuer, Inc., Guaranteed Notes, 5.63%, due 5/1/24	5,184	(e)
	7,905	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	8,952
	2,711	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	2,718	(e)
	37,090	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	39,918
	3,545	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	3,563	(e)
	13,117	Scientific Games Int'l, Inc., Guaranteed Notes, 6.25%, due 9/1/20	8,919
	7,850	Scientific Games Int'l, Inc., Guaranteed Notes, 6.63%, due 5/15/21	5,299
	31,410	Scientific Games Int'l, Inc., Guaranteed Notes, 10.00%, due 12/1/22	27,916
	7,145	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	7,556
			164,171
Gas Distribution (7.0%)
	3,674	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 6.13%, due 7/15/22	3,758
	6,115	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.00%, due 12/15/20	5,809
	16,190	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.25%, due 4/1/23	15,178
	3,050	DCP Midstream LLC, Senior Unsecured Notes, 5.35%, due 3/15/20	3,065	(e)
	4,075	DCP Midstream LLC, Senior Unsecured Notes, 4.75%, due 9/30/21	3,902	(e)
	2,360	DCP Midstream LLC, Senior Unsecured Notes, 8.13%, due 8/16/30	2,390
	5,415	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, due 12/1/17	5,358
	7,220	DCP Midstream Operating L.P., Guaranteed Notes, 5.60%, due 4/1/44	6,570
	5,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	5,387
	13,280	Energy Transfer Equity L.P., Senior Secured Notes, 5.88%, due 1/15/24	13,321
	6,565	Energy Transfer Equity L.P., Senior Secured Notes, 5.50%, due 6/1/27	6,381
	1,235	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.50%, due 5/1/21	1,124
	7,110	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	6,435
	5,000	Ferrellgas LP / Ferrellgas Finance Corp., Guaranteed Notes, 6.75%, due 6/15/23	4,387
	5,698	MPLX L.P., Guaranteed Notes, 4.50%, due 7/15/23	5,586	(e)
	18,705	MPLX L.P., Guaranteed Notes, 4.88%, due 12/1/24	18,529	(e)
	6,440	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	6,676
	5,554	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 4.50%, due 11/1/23	5,547
	11,880	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.63%, due 4/15/20	12,236	(e)
	6,200	Rockies Express Pipeline LLC, Senior Unsecured Notes, 7.50%, due 7/15/38	6,138	(e)
	11,365	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.88%, due 4/15/40	11,195	(e)
	10,675	Rose Rock Midstream L.P./Rose Rock Finance Corp., Guaranteed Notes, 5.63%, due 11/15/23	9,527
	7,860	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 2/1/21	8,115
	6,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 6.25%, due 3/15/22	6,277
	5,385	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 4/15/23	5,493
	11,345	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.75%, due 5/15/24	11,629
	31,385	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 3/1/25	32,042
	8,025	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, due 6/30/26	8,236	(e)
	3,722	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	3,871
	6,465	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	6,441
	13,500	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.25%, due 11/15/23	12,555
	8,970	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	9,531
	3,165	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.25%, due 10/15/22	3,292
	2,855	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.38%, due 5/1/24	3,010
	2,960	Williams Cos., Inc., Senior Unsecured Notes, 3.70%, due 1/15/23	2,701
	3,445	Williams Cos., Inc., Senior Unsecured Notes, Ser. A, 7.50%, due 1/15/31	3,703
	21,525	Williams Cos., Inc., Senior Unsecured Notes, 5.75%, due 6/24/44	19,749
			295,144
Health Facilities (6.7%)
	7,250	Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	7,613
	2,120	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	2,109
	8,400	Columbia/HCA Corp., Guaranteed Notes, 7.69%, due 6/15/25	9,324
	1,370	Columbia/HCA Corp., Guaranteed Unsecured Notes, 7.05%, due 12/1/27	1,411
	5,340	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	5,512
	9,525	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.00%, due 5/1/25	9,632
	5,000	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	5,281
	11,975	HCA, Inc., Senior Secured Notes, 3.75%, due 3/15/19	12,424
	13,465	HCA, Inc., Senior Secured Notes, 4.25%, due 10/15/19	14,004
	16,105	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	17,736
	1,140	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	1,254
	1,710	HCA, Inc., Senior Secured Notes, 4.75%, due 5/1/23	1,783
	10,715	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	11,251
	4,230	HCA, Inc., Guaranteed Notes, 5.38%, due 2/1/25	4,402
	7,725	HCA, Inc., Senior Secured Notes, 5.25%, due 6/15/26	8,189
	26,925	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	25,848
	4,440	LifePoint Health, Inc., Guaranteed Notes, 5.88%, due 12/1/23	4,684
	4,545	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 6.38%, due 3/1/24	4,954
	19,743	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	20,434
	9,010	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.25%, due 8/1/26	9,472
	21,375	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	22,414
	9,650	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	10,060
	18,845	Team Health, Inc., Guaranteed Notes, 7.25%, due 12/15/23	20,541	(e)
	8,490	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	9,010
	5,860	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	6,197
	13,245	Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	13,675
	9,873	Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	8,244
	3,255	Universal Health Services, Inc., Senior Secured Notes, 3.75%, due 8/1/19	3,345	(e)
	4,890	Universal Health Services, Inc., Senior Secured Notes, 4.75%, due 8/1/22	5,037	(e)
	8,915	Universal Health Services, Inc., Senior Secured Notes, 5.00%, due 6/1/26	9,182	(e)
			285,022
Health Services (0.5%)
	3,690	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	3,754	(e)
	5,095	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 1/15/22	5,350
	11,190	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 5/15/24	11,912
			21,016
Hotels (0.3%)
	12,295	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 5.63%, due 10/15/21	12,741

Machinery (1.2%)
	15,290	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	16,418
	12,950	CNH Industrial Capital LLC, Guaranteed Notes, 4.88%, due 4/1/21	13,565
	4,560	Manitowoc Foodservice, Inc., Senior Unsecured Notes, 9.50%, due 2/15/24	5,170	(e)
	7,515	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	7,646
	7,610	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	7,743
			50,542
Managed Care (0.2%)
	9,065	MPH Acquisition Holdings LLC, Senior Unsecured Notes, 7.13%, due 6/1/24	9,677	(e)

Media - Diversified (0.1%)
	4,775	Liberty Media Corp., Senior Unsecured Notes, 8.50%, due 7/15/29	5,252

Media Content (2.6%)
	3,276	Gannett Co, Inc., Guaranteed Notes, 7.13%, due 9/1/18	3,284
	12,430	Gannett Co, Inc., Guaranteed Notes, 5.13%, due 10/15/19	12,849
	4,540	Gannett Co, Inc., Guaranteed Notes, 5.13%, due 7/15/20	4,711
	3,478	iHeartCommunications, Inc., Senior Unsecured Notes, 6.88%, due 6/15/18	2,661
	23,713	iHeartCommunications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	18,496
	5,535	iHeartCommunications, Inc., Senior Unsecured Notes, 7.25%, due 10/15/27	3,266
	4,930	Netflix, Inc., Senior Unsecured Notes, 5.50%, due 2/15/22	5,238
	12,180	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	12,424	(e)
	12,908	Sirius XM Radio, Inc., Guaranteed Notes, 5.88%, due 10/1/20	13,376	(e)
	5,455	Sirius XM Radio, Inc., Guaranteed Notes, 4.63%, due 5/15/23	5,455	(e)
	2,100	Sirius XM Radio, Inc., Guaranteed Notes, 6.00%, due 7/15/24	2,234	(e)
	10,535	Sirius XM Radio, Inc., Senior Unsecured Notes, 5.38%, due 7/15/26	10,739	(e)
	10,349	Univision Communications, Inc., Senior Secured Notes, 6.75%, due 9/15/22	11,047	(e)
	5,460	Univision Communications, Inc., Senior Secured Notes, 5.13%, due 5/15/23	5,610	(e)
			111,390
Medical Products (1.6%)
	30,745	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.13%, due 6/15/21	27,978	(e)
	6,420	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 6.50%, due 9/15/18	7,002	(e)
	6,565	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	7,222	(e)
	9,680	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	10,218	(e)
	2,825	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	3,185	(e)
	7,565	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.75%, due 10/15/24	8,057	(e)
	5,540	Hologic, Inc., Guaranteed Notes, 5.25%, due 7/15/22	5,872	(e)
			69,534
Metals - Mining Excluding Steel (1.3%)
	5,440	Alcoa, Inc., Senior Unsecured Notes, 5.13%, due 10/1/24	5,719
	4,120	Anglo American Capital PLC, Guaranteed Notes, 4.45%, due 9/27/20	4,089	(e)
	5,435	Freeport-McMoRan, Inc., Guaranteed Notes, 4.00%, due 11/14/21	4,851
	4,870	Freeport-McMoRan, Inc., Guaranteed Notes, 3.55%, due 3/1/22	4,164
	9,930	Freeport-McMoRan, Inc., Guaranteed Notes, 3.88%, due 3/15/23	8,540
	5,495	Freeport-McMoRan, Inc., Guaranteed Notes, 4.55%, due 11/14/24	4,712
	14,705	Freeport-McMoRan, Inc., Guaranteed Notes, 5.40%, due 11/14/34	11,396
	4,385	Teck Resources Ltd., Guaranteed Notes, 4.75%, due 1/15/22	3,908
	8,385	Teck Resources Ltd., Guaranteed Notes, 6.25%, due 7/15/41	6,457
			53,836
Oil Field Equipment & Services (0.2%)
	3,695	Precision Drilling Corp., Guaranteed Notes, 6.63%, due 11/15/20	3,417
	2,810	Precision Drilling Corp., Guaranteed Notes, 6.50%, due 12/15/21	2,557
	4,720	Precision Drilling Corp., Guaranteed Notes, 5.25%, due 11/15/24	3,918
			9,892
Packaging (1.8%)
	1,380	Ball Corp., Guaranteed Notes, 4.38%, due 12/15/20	1,473
	8,730	Ball Corp., Guaranteed Notes, 5.00%, due 3/15/22	9,341
	5,000	Berry Plastics Corp., Secured Notes, 5.50%, due 5/15/22	5,231
	5,030	Berry Plastics Corp., Secured Notes, 6.00%, due 10/15/22	5,338
	5,825	Berry Plastics Corp., Secured Notes, 5.13%, due 7/15/23	6,022
	8,799	BWAY Holding Co., Senior Unsecured Notes, 9.13%, due 8/15/21	8,755	(e)
	5,605	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 5.00%, due 1/15/22	5,850	(e)
	3,953	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	4,062
	5,875	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	6,110
	12,375	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.13%, due 7/15/23	12,762	(h)(e)
	8,630	Sealed Air Corp., Senior Unsecured Notes, 5.50%, due 9/15/25	9,223	(e)
			74,167
Personal & Household Products (0.6%)
	4,445	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/19/21	4,730
	15,605	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/24/22	16,337
	1,760	Prestige Brands, Inc., Guaranteed Notes, 6.38%, due 3/1/24	1,857	(e)
	4,195	Spectrum Brands, Inc., Guaranteed Notes, 5.75%, due 7/15/25	4,541
			27,465
Pharmaceuticals (3.5%)
	25,020	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.38%, due 1/15/23	21,705	(e)
	9,880	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Guaranteed Notes, 6.00%, due 7/15/23	8,614	(e)
	9,350	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Guaranteed Notes, 6.50%, due 2/1/25	8,064	(e)(f)
	4,530	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Guaranteed Notes, 6.38%, due 8/1/23	4,805	(e)
	11,295	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 5.50%, due 4/15/25	10,420	(e)
	8,295	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.38%, due 3/15/20	7,398	(e)
	7,290	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.63%, due 12/1/21	6,224	(e)
	19,680	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.50%, due 3/1/23	16,162	(e)
	48,075	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.88%, due 5/15/23	40,023	(e)
	10,475	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.13%, due 4/15/25	8,694	(e)
	15,642	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	14,117	(e)
			146,226
Printing & Publishing (2.0%)
	2,516	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	2,692
	23,160	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	25,476
	18,755	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	20,255
	10,620	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	11,523
	8,170	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	8,293
	8,730	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	8,599
	10,265	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	9,649
			86,487
Real Estate Investment Trusts (0.2%)
	6,980	ESH Hospitality, Inc., Guaranteed Notes, 5.25%, due 5/1/25	6,963	(e)

Recreation & Travel (1.0%)
	11,845	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.25%, due 3/15/21	12,319
	2,605	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	2,664	(e)
	5,285	NCL Corp. Ltd., Senior Unsecured Notes, 4.63%, due 11/15/20	5,338	(e)
	9,585	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.25%, due 11/15/22	10,304
	10,385	Six Flags Entertainment Corp., Guaranteed Notes, 5.25%, due 1/15/21	10,696	(e)
			41,321
Restaurants (0.3%)
	4,231	1011778 BC ULC/New Red Finance, Inc., Senior Secured Notes, 4.63%, due 1/15/22	4,358	(e)
	9,590	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Guaranteed Notes, 5.25%, due 6/1/26	10,147	(e)
			14,505
Software - Services (2.6%)
	7,765	First Data Corp., Guaranteed Notes, 7.00%, due 12/1/23	7,998	(e)
	7,625	First Data Corp., Senior Secured Notes, 5.00%, due 1/15/24	7,682	(e)
	18,405	Infor Software Parent LLC/Infor Software Parent, Inc., Guaranteed Notes, 7.13% Cash/7.88% PIK, due 5/1/21	17,163	(e)(i)
	10,510	Infor US, Inc., Guaranteed Notes, 6.50%, due 5/15/22	10,431
	11,040	MSCI, Inc., Guaranteed Notes, 5.25%, due 11/15/24	11,703	(e)
	9,250	MSCI, Inc., Guaranteed Notes, 5.75%, due 8/15/25	10,075	(e)
	9,435	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	9,671	(e)
	14,525	Nuance Communications, Inc., Guaranteed Notes, 6.00%, due 7/1/24	15,033	(e)
	11,610	Open Text Corp., Guaranteed Notes, 5.88%, due 6/1/26	12,067	(e)
	16,610	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	8,284
			110,107
Specialty Retail (1.8%)
	24,291	Argos Merger Sub, Inc., Senior Unsecured Notes, 7.13%, due 3/15/23	25,414	(e)
	11,050	Hanesbrands, Inc., Guaranteed Notes, 4.88%, due 5/15/26	11,382	(e)
	6,000	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	6,644
	8,133	Limited Brands, Inc., Guaranteed Notes, 8.50%, due 6/15/19	9,495
	15,075	QVC, Inc., Senior Secured Notes, 5.13%, due 7/2/22	16,240
	8,435	QVC, Inc., Senior Secured Notes, 5.45%, due 8/15/34	8,039
			77,214
Steel Producers - Products (0.9%)
	35,600	ArcelorMittal, Senior Unsecured Notes, 8.00%, due 10/15/39	37,736

Support - Services (2.7%)
	16,105	Acosta, Inc., Senior Unsecured Notes, 7.75%, due 10/1/22	14,736	(e)
	8,505	ADT Corp., Senior Secured Notes, 4.88%, due 7/15/32	7,038	(e)
	14,345	AECOM, Guaranteed Notes, 5.88%, due 10/15/24	15,385
	11,045	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	10,493
	12,700	Aramark Services, Inc., Guaranteed Notes, 5.13%, due 1/15/24	13,113	(e)
	10,235	Aramark Services, Inc., Guaranteed Notes, 4.75%, due 6/1/26	10,337	(e)
	1,695	Hertz Corp., Guaranteed Notes, 4.25%, due 4/1/18	1,746
	6,090	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	6,288
	9,285	Iron Mountain US Holdings, Inc., Guaranteed Notes, 5.38%, due 6/1/26	9,401	(e)
	3,520	Iron Mountain, Inc., Guaranteed Notes, 6.00%, due 8/15/23	3,740
	17,124	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	17,589
	3,995	United Rental N.A., Inc., Guaranteed Notes, 5.75%, due 11/15/24	4,145
			114,011
Technology Hardware & Equipment (2.1%)
	11,180	CommScope Technologies Finance LLC, Senior Unsecured Notes, 6.00%, due 6/15/25	11,795	(e)
	6,385	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Unsecured Notes, 5.88%, due 6/15/21	6,675	(e)
	38,640	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes, 6.02%, due 6/15/26	41,455	(e)
	4,110	Riverbed Technology, Inc., Guaranteed Notes, 8.88%, due 3/1/23	4,326	(e)
	22,160	Western Digital Corp., Guaranteed Notes, 10.50%, due 4/1/24	24,985	(e)
			89,236
Telecom - Satellite (0.3%)
	5,844	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	6,348
	13,030	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	2,997
	13,575	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	3,156
			12,501
Telecom - Wireless (4.9%)
	6,341	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	7,022
	3,910	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	4,027
	23,485	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	21,915
	31,680	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	28,928
	26,140	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	23,265
	8,145	Sprint Nextel Corp., Senior Unsecured Notes, 7.00%, due 8/15/20	7,736
	36,725	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 11/15/22	31,506
	8,195	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	8,461
	6,000	T-Mobile USA, Inc., Guaranteed Notes, 6.25%, due 4/1/21	6,277
	6,750	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	7,096
	11,880	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	12,511
	3,680	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	3,855
	13,595	T-Mobile USA, Inc., Guaranteed Notes, 6.00%, due 3/1/23	14,373
	21,185	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	21,092	(e)
	10,245	Wind Acquisition Finance SA, Secured Notes, 7.38%, due 4/23/21	10,194	(e)
			208,258
Telecom - Wireline Integrated & Services (3.7%)
	8,215	CenturyLink, Inc., Senior Unsecured Notes, Ser. S, 6.45%, due 6/15/21	8,770
	5,400	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	5,616
	1,785	CenturyLink, Inc., Senior Unsecured Notes, Ser. P, 7.60%, due 9/15/39	1,598
	9,575	Communications Sales & Leasing, Inc./CSL Capital LLC, Guaranteed Notes, 8.25%, due 10/15/23	9,779
	15,270	Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	15,900
	5,100	Equinix, Inc., Senior Unsecured Notes, 5.88%, due 1/15/26	5,495
	6,650	Frontier Communications Corp., Senior Unsecured Notes, 6.25%, due 9/15/21	6,467
	2,105	Frontier Communications Corp., Senior Unsecured Notes, 10.50%, due 9/15/22	2,268
	3,195	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 1/15/23	2,963
	5,145	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	4,746
	11,725	Frontier Communications Corp., Senior Unsecured Notes, 11.00%, due 9/15/25	12,531
	34,837	Frontier Communications Corp., Senior Unsecured Notes, 9.00%, due 8/15/31	32,660
	5,695	Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 8/15/22	5,980
	3,655	Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 1/15/24	3,833
	4,665	Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 5/1/25	4,898
	7,285	Telecom Italia Capital SA, Guaranteed Unsecured Notes, 6.00%, due 9/30/34	7,139
	15,624	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	15,611
	10,030	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	9,228
			155,482
Theaters & Entertainment (0.4%)
	6,475	AMC Entertainment, Inc., Guaranteed Notes, 5.75%, due 6/15/25	6,475
	9,256	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	9,626
			16,101

		Total Corporate Bonds (Cost $3,627,195)	3,739,094

NUMBER OF SHARES

Exchange Traded Fund (0.7%)
	350	iShares iBoxx $ High Yield Corporate Bond ETF (Cost $30,131)	29,894

Short-Term Investment (3.6%)
	152,224,245	State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (Cost $152,224)	152,224	(j)(k)

		Total Investments (98.1%) (Cost $4,036,653)	4,151,229	##

		Other Assets Less Liabilities (1.9%)	81,968

		Net Assets (100.0%)	$4,233,197

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of July 31, 2016 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	Illiquid security.
(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $1,345,370,000, which represents 31.8% of the Fund.  Securities denoted with (e) but without (d) have been deemed by the investment manager to be liquid.

(f)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(g)	Defaulted security.
(h)	When-issued security. Total value of all such securities at July 31, 2016, amounted to approximately $19,679,000, which represents 0.5% of net assets of the Fund.
(i)	Payment-in-kind (PIK) security. Security has the ability to pay in-kind or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $152,224,000.
(k)	Represents 7-day effective yield as of 7/31/2016.

Schedule of Investments High Income Bond Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
All Telecom	$—	$21,310	$2,086	$23,396
Lodging & Casinos	—	15,714	16,004	31,718
Other Loan Assignments (a)	—	174,903	—	174,903
Total Loan Assignments	—	211,927	18,090	230,017
Corporate Bonds(a)	—	3,739,094	—	3,739,094
Exchange Traded Fund	29,894	—	—	29,894
Short-Term Investment	—	152,224	—	152,224
Total Investments	$29,894	$4,103,245	$18,090	$4,151,229

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2015	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2016
Investments in Securities:
Loan Assignments
All Telecom	$—	$12	$—	$19	$2,055	$—	$—	$—	$2,086	$19
Lodging & Casinos	—	46	—	550	12,229	(24)	3,203	—	16,004	550
Corporate Bonds
Chemicals	1	—	—	—	—	—	—	(1)	—	—
Total	$1	$58	$—	$569	$14,284	$(24)	$3,203	$(1)	$18,090	$569

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended July 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, approximately $3,203,000 was transferred from Level 2 to Level 3 and approximately $1,000 was transferred from Level 3 to Level 2. Transfers of loan assignments and corporate bonds into or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2016, the Fund had no transfers between Levels 1 and 2.

Schedule of Investments Municipal High Income Fund
 (Unaudited) 7/31/16

PRINCIPAL AMOUNT			VALUE	†
(000's omitted)			(000's omitted)

Municipal Notes (101.5%)

Alabama (2.8%)
	$300	Birmingham Spec. Care Facs. Fin. Au. Rev. (Methodist Home for The Aging), Ser. 2016-2015-1, 5.75%, due 6/1/45	$328	(a)
	500	Phenix City IDB Env. Imp. Rev. Ref. (Meadwestvaco Coated Board Proj.), Ser. 2012-A, 4.13%, due 5/15/35	520	(a)
	2,500	Tender Option Bond Trust Receipts/Certs. Var. Sts. (Floaters), Ser. 2013-XL0024, (LOC: Barclays Bank PLC), 0.52%, due 10/5/20	2,500	(b)(c)
			3,348
American Samoa (0.2%)
	200	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	209

Arizona (3.0%)
	750	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/31 Putable 6/3/24	792	(a)(c)(d)
	250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/25	283	(b)
	750	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Basis Schs. Proj.), Ser. 2016-A, 5.00%, due 7/1/46	812	(a)(b)
	500	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/46	568	(a)
	600	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/36	597	(a)
	500	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/35	520	(a)(b)
			3,572
California (9.0%)
	250	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/35	267	(a)(b)
	500	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%, due 10/1/25	528	(a)
	500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 4.00%, due 7/1/26	541	(a)(b)
	400	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	444	(a)(b)
	200	California St. G.O. Ref., Ser. 2015, 5.00%, due 8/1/29	254
	1,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Ref. Rev. (Waste Management, Inc.), Ser. 2015-A3, 4.30%, due 7/1/40	1,106	(a)(d)
	500	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	510	(a)(b)(e)
	500	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/36	519	(a)(b)
	600	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/31	668	(a)(b)
	500	California Statewide CDA Rev. (Loma Linda Univ. Med. Ctr.), Ser. 2016-A, 5.25%, due 12/1/56	580	(a)(b)
	130	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.25%, due 9/1/21	143
	145	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/25	167
	400	Del Mar Race Track Au. Ref. Rev., Ser. 2015, 5.00%, due 10/1/38	406
	3,665	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2007-A-1, 5.00%, due 6/1/33	3,715	(d)
	750	Healdsburg Unified Sch. Dist. G.O. (Election 2012), Ser. 2015-C, 0.00%, due 8/1/39	304
	250	Los Angeles Co. Pub. Works Fin. Au. Lease Rev., Ser. 2016-D, 4.00%, due 12/1/40	275
	250	Murrieta Valley Unified Sch. Dist. G.O. (Election 2014), Ser. 2015-A, (AGM Insured), 0.00%, due 9/1/31	146
			10,573
Colorado (2.7%)
	500	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/26	514
	500	Erie Highlands Metropolitan District Number 1 G.O., Ser. 2015, 5.75%, due 12/1/45	516
	500	Lambertson Farms Metro. Dist. Number 1 Ref. G.O., Ser. 2015, 5.00%, due 12/15/25	512
	500	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/45	517
	250	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported), Ser. 2015-A, 5.00%, due 12/1/34	297
	250	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported), Ser. 2015-A, 5.00%, due 12/1/35	296
	500	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported), Ser. 2015-A, 5.00%, due 12/1/45	581
			3,233
Connecticut (0.7%)
	240	Connecticut St. Hlth. & Ed. Facs. Au. Rev. (Church Home of Hartford, Inc. Proj.), Ser. 2016-A, 5.00%, due 9/1/46	261	(a)(b)
	500	Mohegan Tribe of Indians Gaming Au. Ref. Rev. (Priority Dist.), Ser. 2015-C, 4.75%, due 2/1/20	504	(b)
			765
District of Columbia (0.4%)
	450	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Properties), Ser. 2013, 5.00%, due 10/1/45	455	(a)

Florida (5.5%)
	1,000	Brevard Co. Hlth. Care Facs. Au. Rev. Ref. (Hlth. First, Inc.), Ser. 2014, 5.00%, due 4/1/39	1,166	(a)(d)
	650	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/36	649	(a)
	450	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/35	479	(a)(b)
	250	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.00%, due 6/1/30	258	(a)(b)(e)
	475	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, 3.75%, due 7/1/35	502
	400	Greater Orlando Aviation Au. Arpt. Facs. Spec. Purp. Rev. (Jetblue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/36	426	(a)
	525	Lee Co. Ind. Dev. Au. Rev. (Cypress Cove Hlth. Park, Inc. Memory Care Proj.), Ser. 2014, 4.50%, due 10/1/32	552	(a)
	1,350	Tallahassee Hlth. Facs. Rev. (Tallahassee Mem. Hlth. Care, Inc. Proj.), Ser. 2016-A, 4.00%, due 12/1/46	1,383	(a)
	1,100	Tender Option Bond Trust Receipts/Certs. Var. Sts. (Floaters), Ser. 2008-XG0010, (AGC Insured), 0.41%, due 10/1/38	1,100	(b)(c)(f)
			6,515
Georgia (1.4%)
	820	Georgia St. Hsg. & Fin. Au. Rev., Ser. 2015-B-1, 3.88%, due 12/1/44	865
	300	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	312	(a)(b)(e)
	445	Private Colleges & Univ. Au. Rev. (Mercer Univ. Proj.), Ser. 2015, 4.25%, due 10/1/35	478	(a)
			1,655
Hawaii (0.7%)
	250	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref., Ser. 2015, 5.00%, due 1/1/35	264	(a)(b)
	500	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref., Ser. 2015, 5.00%, due 1/1/45	519	(a)(b)
			783
Illinois (8.0%)
	250	Chicago G.O., Ser. 2002-2002B, 5.13%, due 1/1/27	259
	1,000	Chicago G.O., Ser. 2009-C, 5.00%, due 1/1/27	1,014
	180	Chicago G.O., Ser. 2009-C, 5.00%, due 1/1/40	181
	400	Chicago G.O., Ser. 2011-A, 5.00%, due 1/1/40	402
	200	Chicago O'Hare Int'l Arpt. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/28	241
	100	Chicago O'Hare Int'l Arpt. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/34	117
	500	Chicago Ref. G.O., Ser. 2002-B, 5.25%, due 1/1/28	525
	475	Chicago Transit Au. Sales Tax Receipts Rev., Ser. 2010-A, 5.00%, due 12/1/17	498
	155	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/27	184
	500	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/39	571
	400	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/35	416	(a)(b)
	250	Illinois Fin. Au. Rev. Ref. (Plymouth Place), Ser. 2015, 5.00%, due 5/15/37	268	(a)
	25	Illinois St. G.O., Ser. 2005, (AMBAC Insured), 5.00%, due 4/1/25	25
	145	Illinois St. G.O., Ser. 2004-A, 5.00%, due 3/1/34	146
	225	Illinois St. G.O., Ser. 2006, 5.50%, due 1/1/30	270
	250	Illinois St. G.O., Ser. 2009, 5.25%, due 4/1/28	261
	40	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23	45
	450	Illinois St. G.O., Ser. 2014, 5.00%, due 2/1/24	513
	450	Illinois St. G.O., Ser. 2014, 5.00%, due 2/1/39	485
	1,500	Illinois St. G.O., Ser. 2016, 4.00%, due 6/1/37	1,475
	500	Illinois St. Hsg. Dev. Au. Rev., Ser. 2016-A, 3.45%, due 10/1/36	524
	725	Illinois St. Sales Tax Rev., Ser. 1992-P, 6.50%, due 6/15/22	839
	190	Illinois St. Unrefunded G.O., Ser. 2003, 5.00%, due 6/1/28	190
			9,449
Indiana (2.1%)
	1,000	Carmel Redev. Au. Lease Rental Rev. (Multi. Purp.), Ser. 2012-A, 4.00%, due 8/1/33	1,110
	1,235	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/43	1,402	(a)(d)
			2,512
Iowa (0.8%)
	400	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/32	430	(a)
	500	People's Mem. Hosp. Buchanan Co. Hosp. Rev., Ser. 2016, 1.50%, due 12/1/18	501
			931
Kentucky (1.3%)
	145	Breckinridge Co. Pub. Properties Corp. First Mtge. Rev. (Justice Ctr. Proj.), Ser. 2010, 3.00%, due 2/1/17	147
	405	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/29	440	(a)
	500	Kentucky Econ. Dev. Fin. Au. Hlth. Care Rev. Ref. (Baptist Life Comm. Proj.), Ser. 2016-A, 5.50%, due 11/15/27	509	(a)
	475	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/31	483	(a)
			1,579
Louisiana (1.2%)
	750	Louisiana Pub. Facs. Au. Rev. (Archdiocese of New Orleans Proj.), Ser. 2007, (AGC Insured), 4.50%, due 7/1/37	758	(a)
	555	New Orleans Swr.age Svc. Rev. (Swr. Rev.), Ser. 2015, 5.00%, due 6/1/40	653
			1,411
Maine (2.6%)
	775	Maine Hlth. & Higher Ed. Facs. Au. Rev. (Eastern Maine Med. Ctr. Obligated Group), Ser. 2013, 5.00%, due 7/1/33	877	(a)(d)
	1,320	Maine Hlth. & Higher Ed. Facs. Au. Rev. (Maine Hlth.), Ser. 2015, 4.00%, due 7/1/44	1,421	(d)
	445	Maine St. Ed. Loan Au. Std. Loan Rev. (Supplemental Ed. Loan), Ser. 2014-A-1, (AGM Insured), 4.00%, due 12/1/20	487
	200	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casalla Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/35 Putable 8/1/25	239	(a)(b)(c)
			3,024
Maryland (0.3%)
	400	Howard Co. Retirement Comm. Rev. Ref. (Vantage House Fac.), Ser. 2007-A, 5.25%, due 4/1/33	402	(a)

Massachusetts (2.0%)
	1,000	Massachusetts St. Dev. Fin. Agcy. Rev. (Bentley Univ.), Ser. 2016, 4.00%, due 7/1/35	1,124	(a)
	1,000	Massachusetts St. Ed. Fin. Au. Rev. (Ed. Loan Rev.), Ser. 2014, 5.00%, due 1/1/27	1,191
			2,315
Michigan (3.9%)
	1,500	Michigan St. Fin. Au. Rev. (Beaumont Hlth. Credit Group), Ser. 2016-A, 4.00%, due 11/1/46	1,607	(a)
	1,000	Michigan St. Fin. Au. Rev. Ref. (Trinity Hlth. Corp.), Ser. 2016, 4.00%, due 12/1/45	1,094	(a)
	250	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-A, 3.35%, due 12/1/31	261
	400	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/35	400
	1,000	Warren Cons. Sch. Dist. Ref. G.O., Ser. 2016-A, 5.00%, due 5/1/27	1,216
			4,578
Minnesota (2.0%)
	1,500	Rochester Hlth. Care Facs. Rev. (Mayo Clinic), Ser. 2008-B, (LOC: Northern Trust Co.), 0.40%, due 11/15/38	1,500	(a)(c)
	500	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/50	501	(a)
	300	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/35	316	(a)
			2,317
Mississippi (0.1%)
	135	Jackson Co. Port Fac. Rev. Ref. (Chevron USA, Inc. Proj.), Ser. 1993, 0.35%, due 6/1/23	135	(a)(c)

Missouri (1.6%)
	280	Bridgeton Ind. Dev. Au. Ref. Rev. (Hilltop Comm. Imp. Dist. Proj.), Ser. 2015-A, 4.25%, due 5/1/35	288
	500	Kansas City Ind. Dev. Au. Sr. Living Facs. Ref. Rev. (Kansas City United Methodist Retirement Home, Inc.), Ser. 2016, 6.00%, due 11/15/46	523	(a)(b)
	255	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.), Ser. 2015-A, 5.00%, due 8/15/30	271	(a)
	390	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.), Ser. 2015-A, 5.00%, due 8/15/35	410	(a)
	355	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.), Ser. 2015-A, 5.13%, due 8/15/45	367	(a)
			1,859
Nevada (2.3%)
	1,000	Clark Co. Arpt. Ref. Rev. (Jet Aviation Fuel Tax), Ser. 2013-A, 5.00%, due 7/1/27	1,156
	240	Clark Co. Arpt. Ref. Rev. (Junior Sub Lien Notes), Ser. 2015-B, 3.00%, due 7/1/17	245
	800	Clark Co. Arpt. Rev., Ser. 2010, (LOC: Citibank, N.A.), 0.74%, due 1/1/18	800	(b)(c)
	500	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/45	524	(a)(b)
			2,725
New Jersey (5.7%)
	200	Casino Reinvestment Dev. Au. Luxury Tax Rev. Ref., Ser. 2014, 5.00%, due 11/1/23	220
	1,000	Casino Reinvestment Dev. Au. Luxury Tax Rev. Ref., Ser. 2014, 5.25%, due 11/1/44	1,062
	200	Essex Co. Imp. Au. Solid Waste Disp. Rev. (Covanta Energy Proj.), Ser. 2015, 5.25%, due 7/1/45	210	(a)(b)
	1,000	New Jersey Econ. Dev. Au. Ref. Rev. (Sch. Facs. Construction), Ser. 2005-K, (AMBAC Insured), 5.25%, due 12/15/20	1,128
	500	New Jersey Econ. Dev. Au. Ref. Rev. (Sch. Facs. Construction), Ser. 2014-PP, 5.00%, due 6/15/19	545
	500	New Jersey Hlth. Care Facs. Fin. Au. Rev. Ref. (Princeton Hlth. Care Sys.), Ser. 2016-A, 3.88%, due 7/1/39	514	(a)
	500	New Jersey Hlth. Care Facs. Fin. Au. Rev. Ref. (Princeton Hlth. Care Sys.), Ser. 2016-A, 5.00%, due 7/1/39	603	(a)
	700	New Jersey Hlth. Care Facs. Fin. Au. Rev.(Univ. Hosp.), Ser. 2015-A, (AGM Insured), 5.00%, due 7/1/46	830	(a)
	870	New Jersey Trans. Trust Fund Au. Rev., Ser. 2003-B-4, 5.25%, due 12/15/19	964	(d)
	500	Salem Co. Poll. Ctrl. Fin. Au. Rev. (Chambers Proj.), Ser. 2014-A, 5.00%, due 12/1/23	574	(a)
			6,650
New Mexico (0.4%)
	500	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr., Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/25	524	(b)(e)

New York (4.7%)
	750	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/45	782	(a)
	200	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/34	224	(a)
	400	New York City IDA Civic Fac. Rev. (Vaughn College Aeronautics), Ser. 2006-B, 5.25%, due 12/1/36	404	(a)
	400	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Josephs College), Ser. 2010, 5.25%, due 7/1/25	413	(a)
	500	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (American Airlines, Inc., John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/31	547	(a)
	250	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. Ref. (Covanta Energy Proj.), Ser. 2012-A, 5.25%, due 11/1/42	256	(a)(b)
	1,000	Oyster Bay, G.O., Ser. 2016, 3.75%, due 3/31/17	1,009
	500	Tender Option Bond Trust Receipts/Certs. Var. Sts. (Floaters), Ser. 2008-XF0288, (LOC: JP Morgan Chase), 0.47%, due 7/1/30	500	(b)(c)
	1,000	Westchester Co. Local Dev. Corp. Ref. Rev. (Westchester Med. Ctr.), Ser. 2016, 3.75%, due 11/1/37	1,029	(a)
	400	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	419	(a)(b)
			5,583
North Carolina (0.6%)
	250	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/37	268	(a)
	345	North Carolina Med. Care Commission Retirement Facs. Ref. Rev. (United Methodist Retirement Homes), Ser. 2016-A, 5.00%, due 10/1/35	412	(a)
			680
North Dakota (0.9%)
	1,020	Williston Sales Tax Rev., Ser. 2011-B, 2.75%, due 5/1/19	1,007

Ohio (4.7%)
	3,750	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	3,710	(d)
	400	Ohio Air Quality Dev. Au. Ref. Rev. (Poll. Ctrl. First Energy), Ser. 2008-C, 3.95%, due 11/1/32 Putable 5/1/20	404	(a)(c)
	250	Ohio St. Air Quality Dev. Au. Poll. Ctrl. Ref. Rev. (First Energy Nuclear Generation LLC), Ser. 2010-A, 3.13%, due 7/1/33 Putable 7/2/18	249	(a)(c)
	725	Ohio St. Hosp. Ref. Rev. (Univ. Hosp. Hlth. Sys.), Ser. 2016-A, 4.00%, due 1/15/46	773	(a)
	400	Ohio St. Wtr. Dev. Au. Poll Ctrl. Facs. Rev. Ref. (First Energy Nuclear Generation Proj.), Ser. 2010-A, 3.75%, due 7/1/33 Putable 7/1/20	402	(a)(c)
			5,538
Oklahoma (0.9%)
	400	Oklahoma St. Dev. Fin. Au. First Mtge. Rev. (Sommerset Proj.), Ser. 2015, 5.00%, due 7/1/35	450	(a)
	500	Tulsa Muni. Arpt. Imp. Trust Trustees Ref. Rev. (American Airlines Group), Ser. 2001-C, 5.50%, due 12/1/35	570	(a)
			1,020
Oregon (0.4%)
	490	Western Generation Agcy. Rev. ( Wauna Cogeneration Proj.), Ser. 2006-A, 5.00%, due 1/1/21	490

Pennsylvania (4.9%)
	250	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2015, 5.25%, due 7/1/35	261	(a)
	150	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2015, 5.50%, due 7/1/45	156	(a)
	350	Latrobe Ind. Dev. Au. (St. Vincent College Proj.), Ser. 2013, 5.00%, due 5/1/43	380	(a)
	650	Lehigh Co. Gen. Purp. Hosp. Rev. (Lehigh Valley Hlth. Network), Ser. 2015-A, 4.13%, due 7/1/40	714	(a)
	500	Lehigh Co. Gen. Purp. Hosp. Rev. (Lehigh Valley Hlth. Network), Ser. 2015-A, 4.25%, due 7/1/45	551	(a)
	250	Montgomery Co. Ind. Dev. Au. Hlth. Sys. Rev. Ref. (Albert Einstein Heath Care Network), Ser. 2015-A, 5.25%, due 1/15/36	288	(a)
	750	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2015, 5.00%, due 6/30/18	804	(a)
	750	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2016-C, 5.00%, due 12/31/38	881	(a)(d)
	1,500	Pennsylvania St. Turnpike Commission Ref. Rev., Ser. 2016, 5.00%, due 6/1/36	1,766
			5,801
Rhode Island (1.4%)
	255	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev., Ser. 2016-1-C, 2.75%, due 4/1/25	260
	275	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev., Ser. 2016-1-C, 2.85%, due 10/1/25	281
	280	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev., Ser. 2016-1-C, 2.95%, due 4/1/26	286
	285	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev., Ser. 2016-1-C, 3.00%, due 10/1/26	292
	500	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev. (Homeownership Opportunity), Ser. 2016-67-C, 3.25%, due 4/1/30	510
			1,629
South Carolina (0.5%)
	500	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/31	547

Texas (9.8%)
	750	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/45	770	(a)
	300	Board of Managers Joint Guadalupe Co.-City of Seguin Hosp. Mtge. Ref. Rev., Ser. 2015, 5.00%, due 12/1/21	336
	400	Board of Managers Joint Guadalupe Co.-City of Seguin Hosp. Mtge. Ref. Rev., Ser. 2015, 5.25%, due 12/1/35	450
	1,000	Dallas Co. Flood Ctrl. Dist. Ref. G.O., 5.00%, due 4/1/28	1,082	(b)
	400	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/38	444	(a)(d)
	400	Houston Arpt. Sys. Rev., Ser. 2015-B-1, 5.00%, due 7/15/30	453	(a)
	400	Mesquite Hlth. Fac. Dev. Corp. Ref. Rev. (Christian Care Centers, Inc. Proj.), Ser. 2016, 5.00%, due 2/15/35	447	(a)
	750	Mission Econ. Dev. Corp. Rev. (Sr. Lien-Natgasoline Proj.), Ser. 2016-B, 5.75%, due 10/1/31	802	(a)(b)
	300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/45	309	(a)(b)(e)
	750	New Hope Cultural Ed. Facs. Fin. Corp. Retirement Fac. Rev. Ref. (Carillon Life Care Comm. Proj.), Ser. 2016, 5.00%, due 7/1/36	791	(a)
	500	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Caridinal Bay, Inc. VIillage On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/51	541	(a)
	500	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/47	566	(a)
	1,625	Pflugerville Ref. G.O., Ser. 2016, 4.00%, due 8/1/30	1,856
	750	Red River Ed. Fin. Corp. Higher Ed. Ref. Rev. (St. Edward's Univ.Proj.), Ser. 2016, 4.00%, due 6/1/36	809	(a)
	400	Tarrant Co. Cultural Ed. Fac. Rev. (Buckingham Sr. Living Comm. Proj.), Ser. 2015-B-1, 4.50%, due 11/15/21	407	(a)
	500	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/40	584	(a)
	750	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/34	882
			11,529
Utah (0.4%)
	500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/45	529	(a)(b)

Vermont (0.4%)
	400	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2015-A, 4.13%, due 6/15/28	425

Virgin Islands (0.6%)
	200	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/29	200
	430	Virgin Islands Pub. Fin. Au. Rev. (Matching Fund Loan-Diageo), Ser. 2009-A, 6.75%, due 10/1/37	454
			654
Virginia (0.5%)
	400	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., 5.30%, due 3/1/35	415	(b)
	200	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/35	229	(a)(b)
			644
Washington (1.9%)
	550	Bellingham Wtr. & Swr. Rev., Ser. 2011-R-11981X, (LOC: Citibank N.A.), 0.64%, due 8/1/19	550	(b)(c)(d)
	1,000	Everett Port Ref. Rev., Ser. 2016, 4.00%, due 12/1/36	1,095	(g)
	500	Washington St. Hsg. Fin. Commission Rev. Ref. (Beyview Manor Homes), Ser. 2016-A, 5.00%, due 7/1/46	534	(a)(b)(e)(g)
			2,179
West Virginia (0.9%)
	1,000	West Virginia Econ. Dev. Au. Energy Rev. Ref. (Morgantown Energy Assoc.Proj.), Ser. 2016, 2.88%, due 12/15/26	1,006	(a)(g)

Wisconsin (7.3%)
	400	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory), Ser. 2015, 4.95%, due 3/1/30	428	(a)(b)
	300	Pub. Fin. Au. Ed. Rev. (Research Triangle High Sch. Proj.), Ser. 2015, 5.38%, due 7/1/35	314	(a)(b)
	750	Pub. Fin. Au. Exempt Facs. Ref. Rev. (Celanese Proj.), Ser. 2016-C, 4.30%, due 11/1/30	811	(a)
	1,000	Pub. Fin. Au. Hsg. Rev. (Dogwood Hsg., Inc. Southeast Portfolio Proj.), Ser. 2016-A, 4.25%, due 12/1/51	1,007	(a)
	750	Pub. Fin. Au. Hsg. Rev. (SAP Utah Portfolio), Ser. 2016-A, 3.75%, due 7/1/36	738	(a)
	1,000	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/32	1,215	(a)
	250	Pub. Fin. Au. Multi-Family Hsg. Mtge. Rev. (Trinity Affordable Section 8 Assisted Apts. Proj.), Ser. 2015-A, 4.50%, due 7/1/33	261	(a)
	750	Pub. Fin. Au. Multi-Family Hsg. Rev. (Estates Crystal Bay & Woodheven Park Apts. Proj.), Ser. 2016-A, 4.00%, due 12/1/36	768	(a)
	520	Pub. Fin. Au. Multi-Family Hsg. Rev. (FFAH North Carolina & Missori Portfolio), Ser. 2015-A, 3.00%, due 12/1/21	524	(a)
	950	Pub. Fin. Au. Multi-Family Hsg. Rev. (FFAH North Carolina & Missori Portfolio), Ser. 2015-A, 4.75%, due 12/1/35	989	(a)
	400	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/35	414	(a)
	1,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Hlth. Credit Group), Ser. 2016-A, 4.00%, due 11/15/39	1,103	(a)
			8,572
		Total Investments (101.5%) (Cost $114,593)	119,352	##

		Other Assets Less Liabilities [(1.5%)]	(1,708)

		Net Assets (100.0%)	$117,644

(a)	Security is guaranteed by the corporate or non-profit obligor.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $20,944,000 or 17.8% of the Fund. Securities denoted with (b) but without (e) have been deemed by the investment manager to be liquid.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $10,344,833.
(e)	Illiquid security.
(f)	Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.
(g)	When-issued security. Total value of all such securities at July 31, 2016, amounted to approximately $2,635,000, which represents 2.2% of net assets of the Fund.

Schedule of Investments Municipal High Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$119,352	$—	$119,352
Total Investments	$—	$119,352	$—	$119,352

(a)	The Schedule of Investments provides a categorization by state for the portfolio.

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

Schedule of Investments Municipal Intermediate Bond Fund
(Unaudited) 7/31/16

PRINCIPAL AMOUNT			VALUE	†
(000's omitted)			(000's omitted)

Municipal Notes (98.0%)

Alaska (1.4%)
	$2,100	Alaska St. Hsg. Fin. Corp. Ref. Rev. (Cap. Proj. Bonds II), Ser. 2014-D, 5.00%, due 12/1/25	$2,649

California (8.9%)
	675	Acalanes Union High Sch. Dist. G.O. Ref. Rev., Ser. 2012, 4.00%, due 8/1/22	790
	2,000	California G.O. Ref., Ser. 2013, 5.00%, due 11/1/25	2,508
	1,375	California G.O. Ref., Ser. 2015, 5.00%, due 8/1/26	1,780
	2,055	California Statewide Communities Dev. Au. PCR (So. California Edison Co.), Ser. 2006, 1.90%, due 4/1/28 Putable 4/1/20	2,122	(a)(b)
	400	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/27	482	(b)
	250	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/28	300	(b)
	1,000	Hawthorne Cert. of Participation Ref., Ser. 2016-A, (BAM Insured), 4.00%, due 8/1/28	1,151
	795	Inglewood Pub. Fin. Au. Lease Ref. Rev., Ser. 2012, 5.00%, due 8/1/16	795
	1,500	Irvine Imp. Bond Act 1915 Ltd. Oblig. (Spec. Assessment Dist. Number 12-1), Ser. 2012, 3.00%, due 9/2/16	1,503
	1,200	Placer Co. Wtr. Agcy. Cert. of Participation Ref. Rev., Ser. 2016, 4.00%, due 7/1/30	1,402
	900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,158
	1,500	San Francisco City & Co. Pub. Utils. Commission Wtr. Ref. Rev., Ser. 2011-D, 5.00%, due 11/1/24	1,804
	740	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/26	595
	645	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/27	501
			16,891
Colorado (0.7%)
	730	Denver City & Co. Cert. of Participation (Wastewater/Rosyn Properties), Ser. 2010-B, 3.00%, due 12/1/16	736
	500	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	577
			1,313
District of Columbia (3.2%)
	5,180	Dist. of Columbia Hosp. Rev., Ser. 2010, (Assured Guaranty Insured), 0.64%, due 7/15/17	5,180	(a)(c)(d)
	460	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/21	542	(b)
	350	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/22	420	(b)
			6,142
Florida (9.0%)
	700	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/30	783
	1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,187
	1,345	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,459
	1,420	Gulf Breeze Rev. (Local Gov't), Ser. 1985, 1.70%, due 12/1/20 Putable 12/1/17	1,443	(a)
	900	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/29	1,082
	2,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/32	2,268
	1,000	Miami-Dade Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/22	1,208
	1,000	Palm Beach Co. Public Impt. Ref. Rev., Ser. 2016, 5.00%, due 5/1/29	1,291
	1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,355	(b)
	1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,693	(b)
	2,000	Space Coast Infrastructure Agcy. Imp. Rev. (I-95 Brevard Co. DBF Proj.), Ser. 2012, 4.00%, due 6/15/17	2,028
	1,185	Sunshine St. Governmental Fin. Commission Rev., Ser. 2013-B-1, 5.00%, due 9/1/20	1,372
			17,169
Georgia (3.8%)
	1,000	Bartow Co. Dev. Au. Rev. (Georgia Pwr. Co. Plant Bowen), Ser. 1997, 2.38%, due 9/1/29 Putable 8/10/17	1,013	(a)(b)
	1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,961	(b)
	1,000	Forsyth Co. G.O. Ref., Ser. 2015-B, 5.00%, due 3/1/27	1,284
	1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,298
	500	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer), Ser. 1995-1, 2.00%, due 7/1/25 Putable 6/13/19	513	(a)(b)
	500	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.), Ser. 2014, 5.00%, due 4/1/22	590	(b)
	540	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.), Ser. 2014, 5.00%, due 4/1/25	652	(b)
			7,311
Illinois (8.3%)
	1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,019
	2,000	Chicago Transit Au. Sales Tax Receipts Rev., Ser. 2014-XM0053, (LOC: Citibank, N.A.), 0.69%, due 6/1/22	2,000	(a)(c)
	1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,652
	1,000	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.35%, due 12/1/29	1,141
	1,195	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.63%, due 12/1/32	1,372
	1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30 Pre-Refunded 12/1/21	1,215
	750	Dekalb Kane LaSalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	541
	1,000	Illinois St. G.O., Ser. 2005, (AMBAC Insured), 5.00%, due 4/1/20	1,011
	1,000	Illinois St. G.O., Ser. 2013, 5.50%, due 7/1/25	1,150
	1,000	Illinois St. G.O., Ser. 2014, 4.00%, due 2/1/23	1,070
	500	Illinois St. G.O., Ser. 2016, 4.00%, due 6/1/37	492
	500	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/26	559
	500	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A1, (BAM Insured), 5.00%, due 2/15/27	589
	950	Springfield G.O., Ser. 2014, 4.25%, due 12/1/27	1,087
	665	Springfield G.O., Ser. 2014, 5.00%, due 12/1/28	805
			15,703
Indiana (5.6%)
	500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	540	(b)
	865	Indiana Hlth. Fac. Fin. Au. Rev. (Ascension Hlth. Sub. Credit), Ser. 2005-A-1, 2.80%, due 11/1/27 Putable 8/1/19	910	(a)(b)
	2,225	Indiana St. Fin. Au. Env. Rev. (So. Indiana Gas & Elec. Co.), Ser. 2013-E, 1.95%, due 5/1/37 Putable 9/14/17	2,250	(a)(b)
	1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21 Pre-Refunded 2/1/19	1,792
	940	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2010-B, 5.00%, due 1/1/22	1,092
	500	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2016-C, 5.00%, due 1/1/27	638
	2,100	Lafayette Sch. Corp. G.O., Ser. 2016, 4.00%, due 1/15/19	2,259
	1,200	Rockport PCR Ref. Rev. (Indiana Michigan Pwr. Co. Proj.), Ser. 2009-A, 1.75%, due 6/1/25 Putable 6/1/18	1,210	(a)(b)
			10,691
Kansas (0.4%)
	720	Olathe Hlth. Facs. Rev. (Med. Ctr.), Ser. 2012-A, 3.00%, due 9/1/16	722	(b)

Kentucky (0.9%)
	1,470	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/24	1,711

Louisiana (0.5%)
	395	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	442
	500	New Orleans Swr. Svc. Ref. Rev., Ser. 2014, 5.00%, due 6/1/23	604
			1,046
Massachusetts (0.9%)
	1,280	Boston Wtr. & Swr. Commission Rev., Ser. 1993-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/1/19	1,369
	260	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	369
			1,738
Michigan (0.7%)
	425	L'Anse Creuse Pub. Schs. G.O. Ref., Ser. 2015, 5.00%, due 5/1/21	496
	900	Michigan St. Hosp. Fin. Au. Rev. (Ascension Hlth. Credit Group), Ser. 2010-F4, 1.95%, due 11/15/47 Putable 4/1/20	931	(a)(b)
			1,427
Minnesota (3.8%)
	750	Minnesota St. G.O., Ser. 2015-A, 5.00%, due 8/1/29	961
	1,080	Rochester G.O. (Lodging Tax), Ser. 2015-A, 5.00%, due 2/1/23	1,340
	4,000	Rochester Hlth. Care Facs. Rev. (Mayo Clinic), Ser. 2008-B, (LOC: Northern Trust Co.), 0.40%, due 11/15/38	4,000	(a)(b)
	755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	835
			7,136
Mississippi (2.4%)
	1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,207
	1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/27	1,598
	1,325	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/26	1,707
			4,512
Missouri (0.2%)
	300	Missouri St. Hlth. & Ed. Facs. Au. Rev. (St. Louis Univ.), Ser. 2008-A-1, (LOC: Wells Fargo Bank N.A.), 0.40%, due 10/1/35	300	(a)(b)

Nevada (1.9%)
	2,790	Clark Co. Arpt. Rev., Ser. 2010, (LOC: Citibank, N.A.), 0.74%, due 1/1/18	2,790	(a)(c)
	750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	891
			3,681
New Jersey (3.5%)
	305	Harrison G.O., Ser. 2012-A, 5.00%, due 4/15/18	327
	150	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/19	163
	1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,078
	1,500	New Jersey Ed. Fac. Au. Ref. Rev. (College of New Jersey Issue), Ser. 2015-G, 5.00%, due 7/1/22	1,785
	1,000	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/20	1,098
	1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,109
	360	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/20	386
	370	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/21	401
	295	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/23	343
			6,690
New York (7.6%)
	390	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/26	466	(b)
	880	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	990
	485	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/21	548
	500	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/22	570
	520	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/23	598
	1,000	Metropolitan Trans. Au. Rev. Ref., Ser. 2016-A2, 4.00%, due 11/15/17	1,044
	1,850	New York City G.O., Ser. 2011-I1, 5.00%, due 8/1/18	2,012
	100	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen.), Ser. 2010-DD-3B, (LOC: State Street Bank & Trust Co.), 0.40%, due 6/15/43	100	(a)
	1,170	New York City Transitional Fin. Au. Ref. Rev. (Future Tax Secured), Ser. 2015-C, 5.00%, due 11/1/18	1,285
	800	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/25	1,009
	1,125	New York St. Dorm. Au. Personal Income Tax Rev. Ref., Ser. 2015-E, 5.00%, due 3/15/26	1,472
	1,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	1,229
	750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	828
	1,000	Oneida Co. G.O., Ser. 2016, (BAM Insured), 2.00%, due 5/15/19	1,033
	1,000	Utils. Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,246
			14,430
North Carolina (2.3%)
	600	Greensboro Enterprise Sys. Rev. Ref., Ser. 2015, 5.00%, due 6/1/20	693
	650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	726
	2,000	Wake Co. Ltd. Oblig. Ref. Rev., Ser. 2016-A, 5.00%, due 12/1/28	2,601
	295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20 Pre-Refunded 6/1/18	320	(b)
			4,340
Ohio (0.5%)
	900	Lorain G.O., Ser. 2013, (AGM Insured), 3.88%, due 12/1/27	987

Oklahoma (1.3%)
	1,000	Cleveland Co. Ed. Facs. Au. Lease Rev. (Moore Pub. Sch. Proj.), Ser. 2016, 5.00%, due 6/1/19	1,112
	1,350	Tulsa Co. Independent Sch. Dist. No. 9 Union Board of Ed. G.O., Ser. 2016, 1.50%, due 4/1/19	1,375
			2,487
Pennsylvania (4.8%)
	2,120	Pennsylvania St. G.O., Ser. 2016, 4.00%, due 2/1/30	2,389
	225	Pennsylvania St. Ref. G.O., Ser. 2016, 5.00%, due 9/15/26	285
	2,065	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/27	2,527
	1,870	Philadelphia G.O. Ref., Ser. 2007-A, (AGM Insured), 5.00%, due 8/1/18	1,949
	2,000	Pocono Mountain Sch. Dist. G.O. Ref., Ser. 2015, (BAM Insured), 4.00%, due 10/1/16	2,011
			9,161
Rhode Island (2.2%)
	500	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/22	576
	1,125	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/22	1,331	(b)
	870	Rhode Island St. Providence Plantation Lease Cert. of Participation (Pastore Ctr. Energy Conservation Proj.), Ser. 2014-A, 5.00%, due 11/1/18	947
	1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,248
			4,102
South Carolina (0.5%)
	870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	956

Tennessee (1.7%)
	1,750	Memphis Ref. G.O. (Gen. Imp.), Ser. 2011, 5.00%, due 5/1/24	2,063
	1,000	Metro. Gov't Nashville & Davidson Co. Hlth. & Ed. Fac. Board (Belmont Univ.), Ser. 2012, 5.00%, due 11/1/26	1,162	(b)
			3,225
Texas (9.9%)
	750	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/18	790
	500	Garland Independent Sch. Dist. Ref. G.O., Ser. 2016, 4.00%, due 2/15/30	582
	500	Garland Independent Sch. Dist. Ref. G.O., Ser. 2016, 4.00%, due 2/15/31	578
	400	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/26	417
	225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	239	(b)
	2,000	Houston Independent Sch. Dist. G.O. (Limited Tax), Ser. 2012, 0.95%, due 6/1/29 Putable 6/1/17	2,005	(a)
	1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,286
	2,050	Humble Independent Sch. Dist. Ref. G.O. (Sch. Bldg.), Ser. 2015-A, 4.00%, due 2/15/28	2,375
	1,250	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 2/15/33	1,598
	1,500	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/27	1,810
	590	McKinney G.O., Ser. 2014, 5.00%, due 8/15/24	749
	1,400	Midlothian Ref. G.O., Ser. 2016, 2.00%, due 8/15/18	1,439
	1,430	Midlothian Ref. G.O., Ser. 2016, 2.00%, due 8/15/19	1,487
	160	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/20	175	(b)
	200	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/21	221	(b)
	200	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/22	223	(b)
	225	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/23	252	(b)
	220	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/24	248	(b)
	375	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/17	384
	555	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/18	581
	1,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/20	1,127
	245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	265
			18,831
Utah (0.9%)
	445	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svcs. Inc.), Ser. 2001, (AMBAC Insured), 5.13%, due 2/15/33	531	(b)
	1,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/28	1,238
			1,769
Vermont (0.4%)
	685	Burlington Elec. Sys. Rev., Ser. 2014-A, (AGM Insured), 3.63%, due 7/1/29	744

Virginia (2.4%)
	2,000	Henrico Co. Wtr. & Swr. Ref. Rev., Ser. 2016, 5.00%, due 5/1/27	2,626
	1,700	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	1,889
			4,515
Washington (6.5%)
	900	Kent Ref. G.O., Ser. 2016, 4.00%, due 12/1/29	1,039
	1,000	Kent Ref. G.O., Ser. 2016, 4.00%, due 12/1/30	1,150
	1,055	King Co. Ref. G.O., Ser. 2015-E, 5.00%, due 12/1/27	1,366
	215	North Thurston Pub. Sch. G.O., Ser. 2016, 4.00%, due 12/1/28	253
	250	North Thurston Pub. Sch. G.O., Ser. 2016, 4.00%, due 12/1/29	292
	375	North Thurston Pub. Sch. G.O., Ser. 2016, 4.00%, due 12/1/30	435
	1,430	Seattle Ref. G.O., Ser. 2016-A, 4.00%, due 4/1/29	1,685
	375	Washington St. G.O., Ser. 1993-B, 5.50%, due 5/1/18	397
	2,120	Washington St. Ref. G.O., Ser. 2016-B, 5.00%, due 7/1/26	2,722
	795	Washington St. Ref. G.O. (Var. Purp.), Ser. 2010-R-2011B, 4.00%, due 7/1/26	875
	800	Whitman Co. Sch. Dist. No. 267 Pullman G.O., Ser. 2016, 4.00%, due 12/1/29	933
	975	Whitman Co. Sch. Dist. No. 267 Pullman G.O., Ser. 2016, 4.00%, due 12/1/30	1,129
			12,276
Wisconsin (0.9%)
	470	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/32	571	(b)
	1,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/39	1,103	(b)
			1,674
		Total Investments (98.0%) (Cost $177,073)	186,329	##

		Other Assets Less Liabilities (2.0%)	3,787

		Net Assets (100.0%)	$190,116

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(b)	Security is guaranteed by the corporate or non-profit obligor.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $9,970,000, which represents 5.2% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	Security is subject to a guarantee provided by Citibank N.A., backing 100% of the total principal.

Schedule of Investments Municipal Intermediate Bond Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$186,329	$—	$186,329
Total Investments	$—	$186,329	$—	$186,329

 (a)                  The Schedule of Investments provides a categorization by state for the portfolio.

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

Schedule of Investments New York Municipal Income Fund
(Unaudited) 7/31/16

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)

Municipal Notes (98.3%)

New York (98.3%)
$250	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 4.00%, due 12/1/20	$276	(a)
100	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 4.00%, due 12/1/21	112	(a)
225	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 4.00%, due 12/1/22	256	(a)
175	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/23	212	(a)
350	Buffalo, NY G.O., Ser. 2016-A, 5.00%, due 4/1/28	444
425	Build NYC Res. Corp. Ref. Rev., Ser. 2015, 5.00%, due 6/1/22	509	(a)
475	Build NYC Res. Corp. Ref. Rev., Ser. 2015, 5.00%, due 6/1/24	586	(a)
225	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College), Ser. 2014-A, 5.00%, due 6/1/25	281	(a)
100	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/21	117	(a)
200	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/22	239	(a)
50	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 4.00%, due 6/1/24	58	(a)
175	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 4.00%, due 6/1/25	203	(a)
225	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/21	265	(a)
150	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/22	180	(a)
135	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 4.00%, due 7/1/23	157	(a)
115	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/25	142	(a)
680	Erie Co. IDA Sch. Fac. Ref. Rev. (City Sch. Dist. Buffalo Proj.), Ser. 2015-A, 5.00%, due 5/1/27	868
300	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/18	322	(a)
575	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/19	632	(a)
605	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/20	687	(a)
750	Hudson Yards Infrastructure Corp. Rev., Ser. 2011-A, 5.75%, due 2/15/47	891
825	Long Beach, NY G.O., Ser. 2014-A, (BAM Insured), 2.50%, due 11/15/16	829
500	Long Island Pwr. Au. Rev., Ser. 2008-A, 6.00%, due 5/1/33 Pre-Refunded 5/1/19	572
1,000	Metropolitan Trans. Au. Dedicated Tax Fund Ref. Rev., Ser. 2016-A, 5.25%, due 11/15/27	1,335
1,120	Metropolitan Trans. Au. Rev., Ser. 2008-C, 6.50%, due 11/15/28 Pre-Refunded 11/15/18	1,269
380	Metropolitan Trans. Au. Rev., Ser. 2008-C, 6.50%, due 11/15/28	429
1,250	Metropolitan Trans. Au. Rev., Ser. 2013-A, 5.00%, due 11/15/27	1,517
400	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.13%, due 10/1/27	438	(a)
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 4.00%, due 6/1/17	103	(a)
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 4.00%, due 6/1/18	106	(a)
115	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/20	131	(a)
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/22	118	(a)
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/23	120	(a)
450	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Highland Hosp. Rochester Proj.), Ser. 2015, 5.00%, due 7/1/22	536	(a)
300	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/26	365	(a)
415	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 4.00%, due 7/1/18	438	(a)
300	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/27	360	(a)
885	Nassau Hlth. Care Corp. Rev., Ser. 2009, (LOC: JP Morgan Chase), 0.46%, due 8/1/29	885	(b)
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/17	357
475	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/18	502
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/19	380
975	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., Ser. 2013-E1A, 1.20%, due 11/1/17	976
1,000	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 6.75%, due 11/1/33	1,126
950	New York City Transitional Fin. Au. Rev. (Future Tax Secured-Fiscal), Subser. 2016-A-1, 4.00%, due 5/1/30	1,107
325	New York City Trust for Cultural Res. Rev. (Juilliard Sch.), Ser. 2009-B, 1.35%, due 1/1/36 Putable 8/1/17	327	(a)(b)
350	New York Convention Center Dev. Corp. Rev. Ref. (Hotel Unit Fee Secured), Ser. 2015, 5.00%, due 11/15/22	429
1,120	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/22	1,288
500	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.63%, due 7/1/36	528	(a)
1,505	New York St. Dorm. Au. Rev. (Spec. Active Sch. Dist. Prog.), Ser. 1995, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/19	1,511
745	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.50%, due 7/1/24	855	(a)
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2014, 5.00%, due 7/1/22	609	(a)
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Hosp. Spec. Surgery), Ser. 2009, (FHA Insured), 6.00%, due 8/15/38	576	(a)
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 5.00%, due 7/1/20	581	(a)
1,150	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 4.00%, due 7/1/22	1,314	(a)
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Muni. Hlth. Fac. Lease), Ser. 2001, 5.00%, due 1/15/18	2,130
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/22	235	(a)
275	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/23	341
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/24	2,530
1,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Rochester), Ser. 2007-A1, 5.00%, due 7/1/19 Pre-Refunded 1/1/17	1,019	(a)
500	New York St. Dorm. Au. Rev. Non St. Supported Debt Ref. (NYU Dorm. Facs.), Ser. 2015-B, 5.00%, due 7/1/26	638
500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/31	564
1,000	New York St. Dorm. Au. Rev. St. Supported Debt (Dept. Ed.), Ser. 2006-A, 5.00%, due 7/1/18	1,003
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (Mental Hlth. Svcs. Facs. Imp.), Ser. 2008-F, 6.25%, due 2/15/31	1,669
500	New York St. Dorm. Au. Rev. St. Supported Debt (New York Univ.), Ser. 2016-A, 4.00%, due 7/1/41	563	(a)
2,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	2,458
490	New York St. Energy Research & Dev. Au. Pollution Ctrl. Ref. Rev. (New York Elec. & Gas Corp. Proj.), Ser. 1994, 2.00%, due 2/1/29 Putable 5/1/20	501	(a)(b)
1,450	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking Rev. Revolving Fund Muni. Wtr. Fin. Auth. Proj.), Ser. 2012-D, 5.00%, due 6/15/24	1,776
1,000	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking), Ser. 2016-A, 4.00%, due 6/15/36	1,145
1,915	New York St. G.O. (Prerefunded), Ser. 2008, 6.25%, due 10/15/28 Pre-Refunded 10/15/18	2,150
85	New York St. G.O. (Unrefunded), Ser. 2008, 6.25%, due 10/15/28	95
750	New York St. HFA Rev. (Affordable Hsg.), Ser. 2015-G, (SONYMA Insured), 1.35%, due 5/1/19	759
500	New York St. Thruway Au. Gen. Rev. (Junior Indebtness Oblig.), Ser. 2016-A, 4.00%, due 1/1/37	562
500	New York St. Urban Dev. Corp. Rev. Ref. (Personal Income Tax), Ser. 2016-A, 5.00%, due 3/15/28	640
465	Niagara Falls City Sch. Dist. Ref. G.O., Ser. 2014, (BAM Insured), 3.13%, due 9/15/26	506
710	Niagara Falls City Sch. Dist. Ref. G.O., Ser. 2014, (BAM Insured), 3.25%, due 9/15/27	774
650	Niagara Falls Ref. G.O., Ser. 2016, 4.00%, due 5/15/19	698
710	Onondaga Civic Dev. Corp. Ref. Rev., Ser. 2015, 5.00%, due 10/1/21	826	(a)
735	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/23	832	(a)
695	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/24	782	(a)
350	Rockland Co. G.O. (Pub. Imp.), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/21	391
1,500	Sales Tax Asset Receivable Corp. Ref. Rev. (Fiscal 2015), Ser. 2014-A, 4.00%, due 10/15/23	1,790
170	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/23	215
1,000	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/26	1,203	(a)
500	Suffolk Co. G.O. (Pub. Imp.), Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/19	530
580	Suffolk Co. G.O. (Pub. Imp.), Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/24	627
320	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2016-A, 5.00%, due 11/15/46	394
1,500	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2013-A, 5.00%, due 11/15/27	1,847
950	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,183

	Total Investments (98.3%) (Cost $59,007)	62,830	##

	Other Assets Less Liabilities (1.7%)	1,059

	Net Assets (100.0%)	$63,889

(a)	Security is guaranteed by the corporate or non-profit obligor.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$62,830	$—	$62,830
Total Investments	$—	$62,830	$—	$62,830

(a)	The Schedule of Investments provides a categorization by state for the portfolio.

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

Schedule of Investments Short Duration Bond Fund
(Unaudited) 7/31/16

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations (18.4%)
$8,275	U.S. Treasury Notes, 0.75%, due 10/31/17 – 7/15/19	$8,279
1,500	U.S. Treasury Notes, 1.00%, due 2/15/18	1,508
2,420	U.S. Treasury Notes, 0.88%, due 10/15/18 – 6/15/19	2,430
2,175	U.S. Treasury Notes, 1.25%, due 11/15/18	2,202

	Total U.S. Treasury Obligations (Cost $14,356)	14,419

Mortgage-Backed Securities (22.7%)

Adjustable Mixed Balance (0.1%)
93	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.59%, due 6/19/34	89	(a)

Commercial Mortgage-Backed (16.1%)
323	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	323
1,047	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	1,048
242	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	242
452	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	454
632	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	633
592	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS5, Class A1, 1.37%, due 9/10/47	594
386	Commercial Mortgage Pass-Through Certificates, Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	391
597	Commercial Mortgage Pass-Through Certificates, Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	601
777	Credit Suisse Commercial Mortgage Trust, Ser. 2007-C2, Class A3, 5.54%, due 1/15/49	783	(b)
800	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 9/10/49	803	(c)
19	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A1, 3.74%, due 11/10/46	20	(d)
329	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	332
1,308	GS Mortgage Securities Trust, Ser. 2007-GG10, Class A4, 5.79%, due 8/10/45	1,335	(a)
456	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	456
325	GS Mortgage Securities Trust, Ser. 2015-GS1, Class A1, 1.94%, due 11/10/48	330
177	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	178
482	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	483
692	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2016-C28, Class A1, 1.53%, due 1/15/49	696
670	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/48	669
320	Wells Fargo Commercial Mortgage Trust, Ser. 2015-P2, Class A1, 1.97%, due 12/15/48	325
1,032	Wells Fargo Commercial Mortgage Trust, Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/59	1,037
906	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	908
		12,641
Mortgage-Backed Non-Agency (1.7%)
223	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	233	(d)
816	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	888	(d)
161	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	179	(d)
		1,300
Fannie Mae (2.8%)
461	Pass-Through Certificates, 3.50%, due 10/1/25	489
877	Pass-Through Certificates, 3.00%, due 9/1/27	921
708	Pass-Through Certificates, 4.50%, due 4/1/39 – 5/1/44	771
		2,181
Freddie Mac (2.0%)
0	ARM Certificates, 2.00%, due 1/1/17	0	(a)(e)
498	Pass-Through Certificates, 3.50%, due 5/1/26	528
611	Pass-Through Certificates, 3.00%, due 1/1/27	643
381	Pass-Through Certificates, 4.50%, due 11/1/39	417
		1,588

	Total Mortgage-Backed Securities (Cost $17,776)	17,799

Corporate Bonds (39.4%)

Aerospace & Defense (1.0%)
750	Lockheed Martin Corp., Senior Unsecured Notes, 2.13%, due 9/15/16	751

Auto Manufacturers (3.5%)
390	Daimler Finance N.A. LLC, Guaranteed Notes, 1.50%, due 7/5/19	390	(d)
430	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	436
640	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.02%, due 5/3/19	645
695	General Motors Financial Co., Inc., Guaranteed Notes, 2.40%, due 5/9/19	699
290	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	290	(d)
285	Toyota Motor Credit Corp., Senior Unsecured Global Medium-Term Notes, 1.55%, due 7/13/18	288
		2,748
Banks (13.2%)
675	American Express Centurion Bank, Senior Unsecured Bank Notes, 6.00%, due 9/13/17	710
1,000	Bank of America Corp., Senior Unsecured Notes, 2.00%, due 1/11/18	1,007
415	Bank of America Corp., Senior Unsecured Notes, Ser. L, 2.60%, due 1/15/19	425
385	Capital One N.A., Senior Unsecured Notes, 2.35%, due 8/17/18	391
830	Citigroup, Inc., Senior Unsecured Notes, 2.05%, due 6/7/19	839
950	Goldman Sachs Group, Inc., Senior Unsecured Notes, 2.90%, due 7/19/18	975
1,700	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	1,704	(f)
230	Mizuho Bank Ltd., Guaranteed Notes, 1.30%, due 4/16/17	230	(d)
1,005	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 2.45%, due 2/1/19	1,028
230	MUFG Americas Holdings Corp., Senior Unsecured Notes, 1.63%, due 2/9/18	230
875	National Australia Bank Ltd., Senior Unsecured Notes, 1.38%, due 7/12/19	874
845	U.S. Bank N.A., Senior Unsecured Medium-Term Notes, 1.45%, due 1/29/18	850
1,050	Wachovia Corp., Senior Unsecured Notes, 5.75%, due 6/15/17	1,092	(f)
		10,355
Beverages (1.5%)
890	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 1.90%, due 2/1/19	904
275	Molson Coors Brewing Co., Guaranteed Notes, 1.45%, due 7/15/19	277
		1,181
Commercial Services (1.6%)
1,200	ERAC USA Finance LLC, Guaranteed Notes, 6.20%, due 11/1/16	1,215	(d)(g)

Computers (1.5%)
270	Apple, Inc., Senior Unsecured Notes, 1.70%, due 2/22/19	275
350	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes, 3.48%, due 6/1/19	360	(d)
515	HP Enterprise Co., Senior Unsecured Notes, 2.85%, due 10/5/18	527	(d)
		1,162
Diversified Financial Services (0.5%)
410	Visa, Inc., Senior Unsecured Notes, 1.20%, due 12/14/17	412	(f)

Electric (0.8%)
225	Emera US Finance LP, Guaranteed Notes, 2.15%, due 6/15/19	228	(d)
260	Exelon Corp., Senior Unsecured Notes, 1.55%, due 6/9/17	261
160	Southern Co., Senior Unsecured Notes, 1.55%, due 7/1/18	161
		650
Electronics (0.2%)
185	Fortive Corp., Guaranteed Notes, 1.80%, due 6/15/19	186	(d)

Healthcare - Products (0.8%)
300	Medtronic, Inc., Guaranteed Notes, 1.50%, due 3/15/18	303
285	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	285
		588
Healthcare - Services (0.7%)
320	Aetna, Inc., Senior Unsecured Notes, 1.90%, due 6/7/19	324
260	UnitedHealth Group, Inc., Senior Unsecured Notes, 1.45%, due 7/17/17	261
		585
Insurance (0.4%)
295	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.70%, due 3/15/19	300

Media (0.3%)
100	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	100
145	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	146
		246
Oil & Gas (3.2%)
350	BP Capital Markets PLC, Guaranteed Notes, 1.68%, due 5/3/19	353
455	Chevron Corp., Senior Unsecured Notes, 1.34%, due 11/9/17	457
520	ConocoPhillips Canada Funding Co. I, Guaranteed Notes, 5.63%, due 10/15/16	524
550	Exxon Mobil Corp., Senior Unsecured Notes, 1.71%, due 3/1/19	559
265	Shell Int'l Finance BV, Guaranteed Notes, 1.25%, due 11/10/17	266
370	Shell Int'l Finance BV, Guaranteed Notes, 1.38%, due 5/10/19	370
		2,529
Pharmaceuticals (2.5%)
205	AbbVie, Inc., Senior Unsecured Notes, 1.80%, due 5/14/18	207
275	Bayer US Finance LLC, Guaranteed Notes, 1.50%, due 10/6/17	276	(d)
155	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	155
380	Mylan NV, Guaranteed Notes, 2.50%, due 6/7/19	387	(d)
502	Mylan, Inc., Guaranteed Notes, 1.35%, due 11/29/16	502
460	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 1.70%, due 7/19/19	463
		1,990
Pipelines (0.2%)
145	Enterprise Products Operating LLC, Guaranteed Notes, 1.65%, due 5/7/18	146

REITs (1.1%)
625	Simon Property Group L.P., Senior Unsecured Notes, 5.25%, due 12/1/16	627
225	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	226	(d)
		853
Retail (1.8%)
575	CVS Health Corp., Senior Unsecured Notes, 6.13%, due 8/15/16	576
830	CVS Health Corp., Senior Unsecured Notes, 1.90%, due 7/20/18	842
		1,418
Telecommunications (4.6%)
545	AT&T, Inc., Senior Unsecured Notes, 1.70%, due 6/1/17	547
680	AT&T, Inc., Senior Unsecured Notes, 1.40%, due 12/1/17	681
550	AT&T, Inc., Senior Unsecured Notes, 2.30%, due 3/11/19	562
325	British Telecommunications PLC, Senior Unsecured Notes, 1.25%, due 2/14/17	325
590	Cisco Systems, Inc., Senior Unsecured Notes, 1.65%, due 6/15/18	598
500	Verizon Communications, Inc., Senior Unsecured Notes, 3.65%, due 9/14/18	525	(f)
355	Verizon Communications, Inc., Senior Unsecured Notes, 1.38%, due 8/15/19	355
		3,593

	Total Corporate Bonds (Cost $30,702)	30,908

Asset-Backed Securities (17.1%)
1,459	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	1,462
2,075	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.72%, due 5/15/20	2,077	(a)
675	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.75%, due 9/16/19	676	(a)
1,437	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.56%, due 12/16/19	1,436	(a)
1,200	Capital One Multi-Asset Execution Trust, Ser. 2016-A3, Class A3, 1.34%, due 4/15/22	1,201
401	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	401
1,300	Chase Issuance Trust, Ser. 2012-A2, Class A2, 0.75%, due 5/15/19	1,301	(a)
1,000	Citibank Credit Card Issuance Trust, Ser. 2013-A4, Class A4, 0.91%, due 7/24/20	1,003	(a)
491	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	490
1,500	Honda Auto Receivables Owner Trust, Ser. 2015-2, Class A3, 1.04%, due 2/21/19	1,500
264	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	264
875	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A3, 1.12%, due 2/15/19	876
675	Verizon Owner Trust, Ser. 2016-1A, Class A, 1.42%, due 1/20/21	675	(d)

	Total Asset-Backed Securities (Cost $13,348)	13,362

NUMBER OF SHARES

Short-Term Investment (2.2%)
1,691,372	State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (Cost $1,691)	1,691	(f)(h)

	Total Investments (99.8%) (Cost $77,873)	$78,179	##

	Other Assets Less Liabilities (0.2%)	175	(i)

	Net Assets (100.0%)	$78,354

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(b)	The security is a weighted average fixed-rate available funds class whose coupon may change depending on the underlying loans in the deal.
(c)	When-issued security. Total value of all such securities at July 31, 2016, amounted to approximately $803,000, which represents 1.0% of net assets of the Fund.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $6,310,000, which represents 8.1% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(e)	Amount less than one thousand.
(f)	All or a portion of this security is segregated in connection with obligations for futures contracts with a total value of approximately $5,424,000.
(g)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(h)	Represents 7-day effective yield as of 7/31/2016.
(i)	Includes the impact of the Fund’s open positions in derivatives at 7/31/2016.

 See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2016, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
9/30/2016	24 U.S. Treasury Note, 2 Year	Long	$29,204
Total			$29,204

At July 31, 2016, the notional value of futures for the Fund was $5,256,000 for long positions.

Schedule of Investments Short Duration Bond Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$14,419	$—	$14,419
Mortgage-Backed Securities(a)	—	17,799	—	17,799
Corporate Bonds(a)	—	30,908	—	30,908
Asset-Backed Securities	—	13,362	—	13,362
Short-Term Investment	—	1,691	—	1,691
Total Investments	$—	$78,179	$—	$78,179

(a)          The Schedule of Investments provides information on the industry for the portfolio.

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2016:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$29	$—	$—	$29
Total	$29	$—	$—	$29

(a)          Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

Schedule of Investments Short Duration High Income Fund
  (Unaudited) 7/31/16

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)

Loan Assignments(a) (9.1%)

All Telecom (0.3%)
$220	Intelsat Jackson HLDG, First Lien Term Loan B2, 3.75%, due 6/30/19	$208
255	Level 3 Financing, Inc., First Lien Term Loan B4, 4.00%, due 1/15/20	256
		464
Building & Development (0.6%)
437	Jeld Wen, Inc., First Lien Term Loan B, 4.75%, due 7/1/22	438
103	Ply Gem Industries, Inc., First Lien Term Loan, 4.00%, due 2/1/21	103
223	Realogy Group, First Lien Term Loan B, 3.75%, due 7/7/22	224
		765
Business Equipment & Services (0.6%)
207	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	206
95	Equinix Inc., First Lien Term Loan B, 4.00%, due 1/6/23	95
80	Kar Auction Services, First Lien Term Loan B3, 4.25%, due 2/28/23	80
418	Servicemaster Company, First Lien Term Loan B, 4.25%, due 7/1/21	420
		801
Containers & Glass Products (0.2%)
316	SIG Combibloc Group, First Lien Term Loan B, 4.25%, due 3/11/22	316

Electronics - Electrical (1.5%)
757	Avago Technologies, First Lien Term Loan B1, 4.25%, due 2/1/23	757
855	Dell, First Lien Term Loan B2, 4.00%, due 4/29/20	855
364	Infor Global Solutions Ltd., First Lien Term Loan B5, 3.75%, due 6/3/20	359
88	NXP Funding, First Lien Term Loan B, 3.75%, due 12/7/20	89
		2,060
Financial Intermediaries (0.4%)
501	First Data Corporation, First Lien Term Loan B, 4.49%, due 3/24/21	503

Food & Drug Retailers (0.3%)
55	Rite Aid Corp., Second Lien Term Loan 1, 5.75%, due 8/21/20	55
380	Rite Aid Corp., Second Lien Term Loan 2, 4.88%, due 6/21/21	381
		436
Food Products (0.1%)
110	NBTY, Inc., First Lien Term Loan B, 5.00%, due 5/5/23	109

Food Service (0.4%)
560	Manitowoc Foodservice, First Lien Term Loan B, 5.75%, due 3/3/23	565

Health Care (0.9%)
267	Air Medical Group Holding, First Lien Term Loan B1, 4.25%, due 4/28/22	263
565	Multiplan, Inc., First Lien Term Loan B, 5.00%, due 6/7/23	571
368	Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	367
		1,201
Leisure Goods - Activities - Movies (0.2%)
288	Match Group Inc., First Lien Term Loan B, 5.50%, due 11/16/22	290

Lodging & Casinos (2.7%)
457	CityCenter, First Lien Term Loan B, 4.25%, due 10/16/20	458
458	Graton Casino, First Lien Term Loan B, 4.75%, due 9/1/22	459
1,102	Mohegan Tribal Gaming, First Lien Term Loan B, 5.50%, due 6/15/18	1,100
436	MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/25/22	438
435	Scientific Games Corp., First Lien Term Loan B2, 6.00%, due 10/1/21	434
515	Station Casinos, First Lien Term Loan B, 3.75%, due 6/8/23	515
187	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	187
		3,591
Retailers (except food & drug) (0.5%)
637	PetSmart Inc., First Lien Term Loan B1, 4.25%, due 3/11/22	638

Steel (0.1%)
145	FMG Resources, First Lien Term Loan, 4.25%, due 6/30/19	142

Utilities (0.3%)
338	Calpine Corp., First Lien Term Loan B6, 4.00%, due 1/15/23	339

	Total Loan Assignments (Cost $12,156)	12,220

Corporate Bonds (88.8%)

Advertising (2.1%)
1,235	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,229
285	Lamar Media Corp., Guaranteed Notes, 5.88%, due 2/1/22	297
1,220	Nielsen Co. Luxembourg S.a.r.l, Guaranteed Notes, 5.50%, due 10/1/21	1,269	(b)
100	WMG Acquisition Corp., Senior Secured Notes, 6.00%, due 1/15/21	104	(b)
		2,899
Aerospace & Defense (0.4%)
575	TransDigm, Inc., Guaranteed Notes, 5.50%, due 10/15/20	589

Auto Parts & Equipment (0.5%)
345	Schaeffler Holding Finance BV, Senior Secured Notes, 6.25% Cash/7.00% PIK, due 11/15/19	359	(b)(c)
260	ZF N.A. Capital, Inc., Guaranteed Notes, 4.00%, due 4/29/20	271	(b)
		630
Banking (3.5%)
855	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	898
610	Ally Financial, Inc., Senior Unsecured Notes, 3.60%, due 5/21/18	620
365	Ally Financial, Inc., Guaranteed Notes, 3.25%, due 11/5/18	369
500	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	574
300	Ally Financial, Inc., Guaranteed Notes, 7.50%, due 9/15/20	343
1,465	CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	1,494
380	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	403
		4,701
Building & Construction (4.2%)
800	CalAtlantic Group, Inc., Guaranteed Notes, 8.38%, due 5/15/18	880
550	D.R. Horton, Inc., Guaranteed Notes, 3.63%, due 2/15/18	558
220	D.R. Horton, Inc., Guaranteed Notes, 4.00%, due 2/15/20	229
375	Lennar Corp., Guaranteed Notes, Ser. B, 12.25%, due 6/1/17	405
715	Lennar Corp., Guaranteed Notes, 4.13%, due 12/1/18	734
505	Lennar Corp., Guaranteed Notes, 4.50%, due 11/15/19	531
130	Meritage Homes Corp., Guaranteed Notes, 4.50%, due 3/1/18	133
540	Meritage Homes Corp., Guaranteed Notes, 7.15%, due 4/15/20	590
295	PulteGroup, Inc., Guaranteed Notes, 4.25%, due 3/1/21	305
910	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	926	(b)
355	Toll Brothers Finance Corp., Guaranteed Notes, 5.88%, due 2/15/22	386
		5,677
Building Materials (2.6%)
95	Allegion US Holding Co., Inc., Guaranteed Notes, 5.75%, due 10/1/21	100
310	HD Supply, Inc., Senior Secured Notes, 5.25%, due 12/15/21	328	(b)
485	Masco Corp., Senior Unsecured Notes, 7.13%, due 3/15/20	564
750	Masco Corp., Senior Unsecured Notes, 3.50%, due 4/1/21	779
1,190	USG Corp., Guaranteed Notes, 5.88%, due 11/1/21	1,249	(b)
385	Vulcan Materials Co., Senior Unsecured Notes, 7.50%, due 6/15/21	466
		3,486
Cable & Satellite Television (4.8%)
360	Altice Luxembourg SA, Guaranteed Notes, 7.75%, due 5/15/22	365	(b)
715	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.25%, due 9/30/22	745
435	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	449	(b)
645	CSC Holdings LLC, Senior Unsecured Notes, 7.88%, due 2/15/18	697
520	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	563
180	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	184
625	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	641
395	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	404
920	Numericable-SFR Group SA, Senior Secured Notes, 6.00%, due 5/15/22	899	(b)
1,040	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	1,081	(b)
480	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	500
		6,528
Chemicals (1.6%)
240	Ashland, Inc., Guaranteed Notes, 3.88%, due 4/15/18	246
420	Celanese US Holdings LLC, Guaranteed Notes, 5.88%, due 6/15/21	479
735	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	746
195	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, due 8/1/23	201	(b)
415	WR Grace & Co-Conn, Guaranteed Notes, 5.13%, due 10/1/21	439	(b)
		2,111
Consumer - Commercial Lease Financing (4.2%)
285	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 3.75%, due 5/15/19	295
1,590	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.25%, due 7/1/20	1,671
1,890	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	1,985
320	Int'l Lease Finance Corp., Senior Unsecured Notes, 4.63%, due 4/15/21	342
1,175	Navient Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	1,207
130	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	131
		5,631
Discount Stores (0.5%)
645	Dollar Tree, Inc., Guaranteed Notes, 5.25%, due 3/1/20	671

Electric - Generation (2.2%)
805	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	841	(b)
500	Dynegy, Inc., Guaranteed Notes, 6.75%, due 11/1/19	509
560	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	578
338	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	351
680	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	684
		2,963
Electric - Integrated (1.5%)
365	IPALCO Enterprises, Inc., Senior Secured Notes, 3.45%, due 7/15/20	375
1,730	RJS Power Holdings LLC, Senior Unsecured Notes, 4.63%, due 7/15/19	1,639	(b)
		2,014
Electronics (1.6%)
559	Amkor Technology, Inc., Senior Unsecured Notes, 6.63%, due 6/1/21	563
445	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	467
450	NXP BV/NXP Funding LLC, Guaranteed Notes, 4.13%, due 6/15/20	464	(b)
405	NXP BV/NXP Funding LLC, Guaranteed Notes, 5.75%, due 2/15/21	421	(b)
285	Zebra Technologies Corp., Senior Unsecured Notes, 7.25%, due 10/15/22	304
		2,219
Energy - Exploration & Production (2.3%)
30	Antero Resources Corp., Guaranteed Notes, 5.38%, due 11/1/21	29
590	Antero Resources Finance Corp., Guaranteed Notes, 6.00%, due 12/1/20	584
610	Encana Corp., Senior Unsecured Notes, 6.50%, due 5/15/19	655
285	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	163
145	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Senior Unsecured Notes, 7.88%, due 7/15/21	145	(b)
340	Oasis Petroleum, Inc., Guaranteed Notes, 7.25%, due 2/1/19	319
85	Oasis Petroleum, Inc., Guaranteed Notes, 6.50%, due 11/1/21	71
620	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	601
195	SM Energy Co., Senior Unsecured Notes, 6.50%, due 11/15/21	171
455	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	398
		3,136
Environmental (0.3%)
450	ADS Waste Holdings, Inc., Guaranteed Notes, 8.25%, due 10/1/20	466

Food & Drug Retail (0.2%)
280	Tesco PLC, Senior Unsecured Notes, 5.50%, due 11/15/17	292	(b)

Food - Wholesale (0.7%)
285	NBTY, Inc., Senior Unsecured Notes, 7.63%, due 5/15/21	291	(b)
635	Post Holdings, Inc., Guaranteed Notes, 6.75%, due 12/1/21	678	(b)
		969
Gaming (3.8%)
560	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	580
575	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	608
670	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 4/15/21	698
480	Int'l Game Technology, Secured Notes, 7.50%, due 6/15/19	539
215	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	224
770	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	872
245	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	264
295	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	296	(b)
470	Scientific Games Int'l, Inc., Guaranteed Notes, 6.63%, due 5/15/21	317
475	Shingle Springs Tribal Gaming Authority, Senior Unsecured Notes, 9.75%, due 9/1/21	524	(b)
225	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	238
		5,160
Gas Distribution (5.5%)
725	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.00%, due 12/15/20	689
875	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	943
580	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.50%, due 5/1/21	528
195	MPLX L.P., Guaranteed Notes, 5.50%, due 2/15/23	201	(b)
550	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	568
530	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.85%, due 7/15/18	558	(b)
505	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.00%, due 1/15/19	522	(b)
155	Rose Rock Midstream L.P./Rose Rock Finance Corp., Guaranteed Notes, 5.63%, due 7/15/22	139
1,135	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 2/1/21	1,172
235	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	244
540	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 5.00%, due 1/15/18	544
80	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	80
315	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 6.38%, due 8/1/22	321
505	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	537
360	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.88%, due 10/1/20	369
		7,415
Health Facilities (6.8%)
500	Amsurg Corp., Guaranteed Notes, 5.63%, due 11/30/20	518
91	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	92
55	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	53
530	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	456
765	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	808
110	HCA, Inc., Senior Secured Notes, 4.25%, due 10/15/19	114
1,475	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,624
445	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	427
695	LifePoint Hospitals, Inc., Guaranteed Notes, 5.50%, due 12/1/21	729
690	MPT Operating Partnership L.P., Guaranteed Notes, 6.88%, due 5/1/21	714
790	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	824
795	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	844
395	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	380
595	Tenet Healthcare Corp., Senior Secured Notes, 4.15%, due 6/15/20	591	(a)
750	Universal Health Services, Inc., Senior Secured Notes, 3.75%, due 8/1/19	771	(b)
170	Universal Health Services, Inc., Senior Secured Notes, 4.75%, due 8/1/22	175	(b)
		9,120
Health Services (1.1%)
480	IMS Health, Inc., Senior Unsecured Notes, 6.00%, due 11/1/20	489	(b)
980	Service Corp. Int'l, Senior Unsecured Notes, 4.50%, due 11/15/20	1,002
		1,491
Investments & Misc. Financial Services (0.2%)
305	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	304

Machinery (1.9%)
1,395	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	1,498
205	Oshkosh Corp., Guaranteed Notes, 5.38%, due 3/1/22	213
780	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	794
		2,505
Media - Diversified (0.4%)
470	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	482

Media Content (3.5%)
580	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	607	(b)
170	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	176
1,105	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	1,146
325	Gray Television, Inc., Guaranteed Notes, 7.50%, due 10/1/20	339
370	Netflix, Inc., Senior Unsecured Notes, 5.38%, due 2/1/21	395
1,195	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	1,219	(b)
770	Univision Communications, Inc., Senior Secured Notes, 6.75%, due 9/15/22	822	(b)
		4,704
Medical Products (1.6%)
365	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.13%, due 6/15/21	332	(b)
170	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 6.50%, due 9/15/18	185	(b)
560	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	591	(b)
360	Fresenius US Finance II, Inc., Guaranteed Notes, 4.25%, due 2/1/21	380	(b)
665	Hologic, Inc., Guaranteed Notes, 5.25%, due 7/15/22	705	(b)
		2,193
Metals - Mining Excluding Steel (1.4%)
340	Alcoa, Inc., Senior Unsecured Notes, 5.72%, due 2/23/19	363
630	Anglo American Capital PLC, Guaranteed Notes, 2.63%, due 9/27/17	629	(b)
570	Freeport-McMoRan, Inc., Guaranteed Notes, 3.10%, due 3/15/20	529
400	Teck Resources Ltd., Guaranteed Notes, 8.00%, due 6/1/21	427	(b)
		1,948
Oil Field Equipment & Services (0.2%)
220	Precision Drilling Corp., Guaranteed Notes, 6.63%, due 11/15/20	203

Packaging (4.4%)
555	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Senior Secured Notes, 3.65%, due 12/15/19	560	(a)(b)
200	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Senior Secured Notes, 3.88%, due 5/15/21	202	(a)(b)
810	Ball Corp., Guaranteed Notes, 4.38%, due 12/15/20	865
310	Berry Plastics Corp., Secured Notes, 5.50%, due 5/15/22	324
360	Berry Plastics Corp., Secured Notes, 6.00%, due 10/15/22	382
185	BWAY Holding Co., Senior Unsecured Notes, 9.13%, due 8/15/21	184	(b)
1,580	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	1,631
530	Reynolds Group Issuer, Inc., Senior Secured Notes, 4.13%, due 7/15/21	534	(a)(b)
255	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.13%, due 7/15/23	263	(b)
585	Sealed Air Corp., Guaranteed Notes, 6.50%, due 12/1/20	671	(b)
295	Silgan Holdings, Inc., Senior Unsecured Notes, 5.00%, due 4/1/20	299
		5,915
Personal & Household Products (1.0%)
710	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/19/21	756
575	Spectrum Brands, Inc., Guaranteed Notes, 6.38%, due 11/15/20	600
		1,356
Pharmaceuticals (3.5%)
1,010	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.25%, due 1/15/22	934	(b)
1,170	Mallinckrodt Int'l Finance SA, Guaranteed Notes, 3.50%, due 4/15/18	1,163
260	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 4.88%, due 4/15/20	261	(b)
2,135	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.38%, due 3/15/20	1,904	(b)
500	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	451	(b)
		4,713
Printing & Publishing (1.0%)
1,280	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,408

Real Estate Dev. & Mgt. (0.3%)
360	Realogy Group LLC/Realogy Co-Issuer Corp., Guaranteed Notes, 4.50%, due 4/15/19	373	(b)

Recreation & Travel (2.1%)
770	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.25%, due 3/15/21	801
585	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	598	(b)
420	NCL Corp. Ltd., Senior Unsecured Notes, 4.63%, due 11/15/20	424	(b)
75	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 3/15/18	81
905	Six Flags Entertainment Corp., Guaranteed Notes, 5.25%, due 1/15/21	932	(b)
		2,836
Software - Services (1.4%)
510	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	532	(b)
887	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	909	(b)
215	Open Text Corp., Guaranteed Notes, 5.63%, due 1/15/23	221	(b)
376	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	187
		1,849
Specialty Retail (2.3%)
250	Dufry Finance SCA, Guaranteed Notes, 5.50%, due 10/15/20	259	(b)
625	Limited Brands, Inc., Guaranteed Notes, 8.50%, due 6/15/19	730
245	Limited Brands, Inc., Guaranteed Notes, 7.00%, due 5/1/20	282
695	Michaels Stores, Inc., Guaranteed Notes, 5.88%, due 12/15/20	722	(b)
655	QVC, Inc., Senior Secured Notes, 3.13%, due 4/1/19	673
440	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, due 6/1/22	459
		3,125
Steel Producers - Products (0.8%)
420	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	443
590	ArcelorMittal, Senior Unsecured Notes, 5.13%, due 6/1/20	605
		1,048
Support - Services (2.5%)
230	Acosta, Inc., Senior Unsecured Notes, 7.75%, due 10/1/22	210	(b)
505	AECOM, Guaranteed Notes, 5.75%, due 10/15/22	531
575	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	594
970	Iron Mountain, Inc., Guaranteed Notes, 6.00%, due 10/1/20	1,023	(b)
395	Iron Mountain, Inc., Guaranteed Notes, 4.38%, due 6/1/21	409	(b)
565	United Rentals N.A., Inc., Guaranteed Notes, 7.63%, due 4/15/22	604
		3,371
Technology Hardware & Equipment (1.3%)
290	CommScope, Inc., Senior Secured Notes, 4.38%, due 6/15/20	300	(b)
440	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	456	(b)
845	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes, 4.42%, due 6/15/21	883	(b)
110	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Unsecured Notes, 5.88%, due 6/15/21	115	(b)
		1,754
Telecom - Satellite (1.1%)
1,073	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	1,166
440	Intelsat Jackson Holdings SA, Guaranteed Notes, 7.25%, due 10/15/20	320
		1,486
Telecom - Wireless (3.0%)
255	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	263
2,000	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	1,977
430	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	444
740	T-Mobile USA, Inc., Guaranteed Notes, 6.25%, due 4/1/21	774
660	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	657	(b)
		4,115
Telecom - Wireline Integrated & Services (3.6%)
1,070	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	1,132
255	Equinix, Inc., Senior Unsecured Notes, 5.38%, due 1/1/22	268
1,060	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 3/15/19	1,134
595	Frontier Communications Corp., Senior Unsecured Notes, 8.88%, due 9/15/20	640
800	Level 3 Financing, Inc., Guaranteed Notes, 6.13%, due 1/15/21	833
245	Telecom Italia Capital SA, Guaranteed Notes, 7.18%, due 6/18/19	277
570	Windstream Services LLC, Guaranteed Notes, 7.75%, due 10/15/20	568
		4,852
Theaters & Entertainment (0.9%)
295	AMC Entertainment, Inc., Guaranteed Notes, 5.88%, due 2/15/22	300
910	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	947
		1,247

	Total Corporate Bonds (Cost $118,778)	119,955

NUMBER OF SHARES

Short-Term Investment (0.0%)
1	State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (Cost $0)	0	(d)(e)

	Total Investments (97.9%) (Cost $130,934)	132,175	##

	Other Assets Less Liabilities (2.1%)	2,837

	Net Assets (100.0%)	$135,012

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $37,131,000, which represents 27.5% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	Payment-in-kind (PIK) security. Security has the ability to pay in-kind or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Represents 7-day effective yield as of 7/31/2016.
(e)	Amount less than one thousand.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Loan Assignments
Lodging & Casinos	$—	$3,153	$438	$3,591
Other Loan Assignments(a)	—	8,629	—	8,629
Total Loan Assignments	—	11,782	438	12,220
Corporate Bonds(a)	—	119,955	—	119,955
Short-Term Investment	—	0(b)	—	0(b)
Total Investments	$—	$131,737	$438	$132,175

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	Amount less than one thousand.

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2015	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2016
Investments in Securities:
Loan Assignments
Lodging & Casinos	$—	$—	$—	$3	$—	$(3)	$438	$—	$438	$3
Total	$—	$—	$—	$3	$—	$(3)	$438	$—	$438	$3

This security categorized as Level 3 is valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended July 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, approximately $438,000 was transferred from Level 2 to Level 3. Transfers of loan assignments into Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3). As of the period ended July 31, 2016, the Fund had no transfers between Levels 1 and 2.

Schedule of Investments Strategic Income Fund
(Unaudited) 7/31/16

PRINCIPAL AMOUNT(a)				VALUE	†
(000's omitted)				(000's omitted)

Loan Assignments(b) (3.3%)

Aerospace & Defense (0.0%)
	$174		B/E Aerospace, Inc., First Lien Term Loan B, 3.75%, due 12/16/21	$175
	378		Transdigm Inc., First Lien Term Loan C, 3.75%, due 2/28/20	377
				552
Air Transport (0.1%)
	722		American Airlines Inc., First Lien Term Loan B1, 3.50%, due 10/10/21	721
	249		United Airlines, First Lien Term Loan B, 3.25%, due 4/1/19	248
				969
All Telecom (0.2%)
	175		Communications Sales and Leasing Inc., First Lien Term Loan B1, 5.00%, due 10/24/22	175	(c)(d)
	368		Consolidated Communications Inc., First Lien Term Loan, 4.25%, due 12/23/20	369
	390		Intelsat Jackson HLDG, First Lien Term Loan B2, 3.75%, due 6/30/19	370
	810		Level 3 Financing, Inc., First Lien Term Loan B3, 4.00%, due 8/1/19	812
	300		Level 3 Financing, Inc., First Lien Term Loan B4, 4.00%, due 1/15/20	301
	170		SBA Communications, First Lien Term Loan B1, due 3/24/21	170	(c)(d)
	383		T-Mobile USA, First Lien Term Loan, 3.50%, due 11/9/22	385
	170		Telesat, First Lien Term Loan B2, 3.50%, due 3/28/19	169
	140		Windstream, First Lien Term Loan B6, 5.75%, due 3/29/21	140
	337		Zayo Group, First Lien Term Loan B1, 3.75%, due 5/6/21	337
				3,228
Automotive (0.0%)
	154		Allison Transmission, First Lien Term Loan B3, 3.50%, due 8/23/19	154
	344		Cooper Standard Automotive Inc., First Lien Term Loan B, 4.00%, due 4/4/21	345
				499
Building & Development (0.1%)
	231		American Builders & Co., Inc., First Lien Term Loan B, 3.50%, due 4/16/20	231
	80		Capital Automotive LP, First Lien Term Loan B, 4.00%, due 4/10/19	80
	373		DTZ, First Lien Term Loan B, 4.25%, due 11/4/21	371
	367		HDS Supply, First Lien Term Loan, 3.75%, due 8/13/21	368
	494		Realogy Group, First Lien Term Loan B, 3.75%, due 7/7/22	497
				1,547
Business Equipment & Services (0.3%)
	384		Acosta Inc., First Lien Term Loan B1, 4.25%, due 9/26/21	376
	362		Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	360
	222		Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	221
	237		CBS Outdoor, First Lien Term Loan B, 3.00%, due 1/31/21	237
	372		CCC Information Services Inc., First Lien Term Loan B, 4.00%, due 12/20/19	372
	490		CPA Global, First Lien Term Loan B, 4.50%, due 12/3/20	490
	375		Emdeon Business Services, First Lien Term Loan B2, 3.75%, due 11/2/18	375
	170		Genesys, First Lien Term Loan, 4.00%, due 2/8/20	169
	341		Kronos, First Lien Term Loan, 4.50%, due 10/30/19	342
	388		Mitchell International, Inc., First Lien Term Loan, 4.50%, due 10/13/20	387
	246		On Assignment, First Lien Term Loan B1, 3.75%, due 6/3/22	247
	628		Presidio, First Lien Term Loan, 5.25%, due 2/2/22	625
	180		Protection One, First Lien Term Loan B1, 4.75%, due 5/2/22	181
	521		Servicemaster Company, First Lien Term Loan B, 4.25%, due 7/1/21	522
	736		SymphonyIRI Group, Inc., First Lien Term Loan B, 4.75%, due 9/30/20	736
	379		TRANS UNION LLC, First Lien Term Loan B2, 3.50%, due 4/9/21	379
	190		Wex, First Lien Term Loan B, 4.25%, due 6/24/23	191
				6,210
Cable & Satellite Television (0.2%)
	1,107		Cablevision Systems Corp., First Lien Term Loan B, 5.00%, due 10/9/22	1,113
	147		Casema Holdings BV, First Lien Term Loan B1, 3.65%, due 1/15/22	146
	87		Casema Holdings BV, First Lien Term Loan B2, 3.66%, due 1/15/22	86
	142		Casema Holdings BV, First Lien Term Loan B3, 3.70%, due 1/15/22	142
	376		Cequel Communications, LLC, First Lien Term Loan B, 4.25%, due 12/14/22	376
	454		Charter Communications Operating LLC, First Lien Term Loan F1, 3.00%, due 1/3/21	454
	369		Charter Communications Operating LLC, First Lien Term Loan I, 3.50%, due 1/24/23	371
	743		Numericable, First Lien Term Loan B7, 5.00%, due 1/15/24	744
	170		UPC Financial Partnership, First Lien Term Loan AH, 3.41%, due 6/30/21	169
	237		UPC Financial Partnership, First Lien Term Loan AN, 3.00%, due 7/25/24	236
	170		Virgin Media, First Lien Term Loan F, 3.50%, due 6/30/23	169
	766		Wide Open West, First Lien Term Loan B, 4.50%, due 4/1/19	766
				4,772
Chemicals & Plastics (0.1%)
	351		Dupont Performance Coatings, First Lien Term Loan B, 3.75%, due 2/1/20	352
	269		Huntsman International LLC, First Lien Term Loan B, 3.75%, due 10/1/21	268
	379		Ineos Finance PLC, First Lien Term Loan B, 4.25%, due 3/31/22	378
	385		Solenis, First Lien Term Loan, 4.25%, due 7/31/21	382
				1,380
Containers & Glass Products (0.2%)
	376		Ardagh Packaging, First Lien Term Loan B2, 4.00%, due 12/17/19	376
	393		Berlin Packaging, First Lien Term Loan, 4.50%, due 10/1/21	393
	582		Berry Plastics, First Lien Term Loan D, 3.50%, due 2/8/20	584
	368		Berry Plastics, First Lien Term Loan G, 3.50%, due 1/6/21	368
	607		Berry Plastics, First Lien Term Loan H, 3.75%, due 10/3/22	609
	747		BWAY Corporation, First Lien Term Loan B, 5.50%, due 8/14/20	747
	63		Constantia Flexibles Group, First Lien Term Loan B1, 4.75%, due 4/30/22	62
	322		Constantia Flexibles Group, First Lien Term Loan B2, 4.75%, due 4/30/22	321
	258		Owens-Illinois Inc., First Lien Term Loan B, 3.50%, due 9/1/22	259
	748		Reynolds Group, First Lien Term Loan B1, 4.50%, due 12/1/18	748
	669		SIG Combibloc Group, First Lien Term Loan B, 4.25%, due 3/11/22	670
				5,137
Cosmetics - Toiletries (0.0%)
	235		Prestige Brands, Inc., First Lien Term Loan B3, 3.50%, due 9/3/21	236

Drugs (0.2%)
	239		Capsugel Inc., First Lien Term Loan B, 4.00%, due 7/31/21	240
	1,408		Endo Pharma, First Lien Term Loan B-1, 3.75%, due 9/26/22	1,393
	372		Pharmaceutical Technologies & Services, First Lien Term Loan, 4.25%, due 5/20/21	373
	1,474		Valeant Pharmaceuticals, First Lien Term Loan F1, 5.00%, due 4/1/22	1,462	(c)(d)
				3,468
Ecological Services & Equipment (0.0%)
	381		ADS Waste Holdings, Inc., First Lien Term Loan B2, 3.75%, due 10/9/19	381

Electronics - Electrical (0.3%)
	169		Applied Systems, Term Loan, due 1/25/21	170	(c)(d)
	2,150		Avago Technologies, First Lien Term Loan B1, 4.25%, due 2/1/23	2,150
	317		CommScope, First Lien Term Loan B1, 3.75%, due 12/29/22	318
	686		CPI ACQUISITION INC., First Lien Term Loan, 5.50%, due 8/17/22	667
	170		Datatel-Sophia LP, First Lien Term Loan B, 4.75%, due 9/30/22	169
	400		Dell, First Lien Term Loan B, due 6/2/23	400	(c)(d)
	170		Go Daddy, First Lien Term Loan, 4.25%, due 5/13/21	170
	386		Infor Global Solutions Ltd., First Lien Term Loan B5, 3.75%, due 6/3/20	381
	885		NXP Funding, First Lien Term Loan B, 3.75%, due 12/7/20	890	(c)(d)
	314		Vantiv, First Lien Term Loan B, 3.50%, due 6/13/21	315
	1,082		Zebra Technologies, First Lien Term Loan B, 4.00%, due 10/27/21	1,088
				6,718
Equipment Leasing (0.0%)
	251		AER/Int'l Lease Finance Corp., First Lien Term Loan B, 3.50%, due 3/6/21	251
	242		AWAS Aviation, First Lien Term Loan B, 4.00%, due 6/10/18	242
				493
Financial Intermediaries (0.2%)
	258		First Data Corporation, First Lien Term Loan B, 4.49%, due 3/24/21	260
	1,723		First Data Corporation, First Lien Term Loan B, 4.24%, due 7/8/22	1,727
	377		Grosvenor Capital Management Holdings, LLP, First Lien Term Loan B, 3.75%, due 1/4/21	374
	344		Harbourvest Partners, First Lien Term Loan, 3.25%, due 2/4/21	339
	214		MGM Growth Properties, First Lien Term Loan B, 4.00%, due 4/25/23	216
	224		Royalty Pharma, First Lien Term Loan B4, 3.50%, due 11/9/20	225
				3,141
Food & Drug Retailers (0.0%)
	187		Albertsons LLC, First Lien Term Loan B4, 4.50%, due 8/25/21	188
	304		Albertsons LLC, First Lien Term Loan B5, 4.75%, due 12/21/22	306
	27		Albertsons LLC, First Lien Term Loan B6, 4.75%, due 6/22/23	27
	175		General Nutrition Centers, First Lien Term Loan, 3.25%, due 3/4/19	171
				692
Food Products (0.1%)
	520		B&G Foods Inc., First Lien Term Loan B, 3.75%, due 10/5/22	522
	443		DE Master Blenders 1753 NV, First Lien Term Loan B, 4.25%, due 7/2/22	444
	360		Yum Brands, Inc., First Lien Term Loan B, 3.23%, due 5/18/23	362
				1,328
Food Service (0.1%)
	372		Aramark Corporation, First Lien Term Loan F, 3.25%, due 2/24/21	373
	1,041		Burger King Corporation, First Lien Term Loan B2, 3.75%, due 12/10/21	1,045
	270		US Foods, First Lien Term Loan B, 4.00%, due 6/15/23	271
				1,689
Health Care (0.3%)
	341		Alere, First Lien Term Loan A, 3.75%, due 6/18/20	332
	372		AmSurg Corp., First Lien Term Loan, 3.50%, due 7/16/21	372
	746		CHS/Community Health, First Lien Term Loan H1, 4.00%, due 1/27/21	737
	272		Concentra Operating Company, First Lien Term Loan 1, 4.00%, due 6/1/22	271
	335		dj Orthopedics LLC, First Lien Term Loan B1, 4.25%, due 6/8/20	326
	526		EMS-Emergency Medical Services, First Lien Term Loan B, 4.25%, due 5/25/18	526
	209		EMS-Emergency Medical Services, First Lien Term Loan B2, 4.50%, due 10/28/22	210
	394		HCA Inc., First Lien Term Loan B6, 3.75%, due 3/17/23	397
	338		IASIS Healthcare Corporation, First Lien Term Loan B2, 4.50%, due 5/3/18	337
	149		Mallinckrodt International, First Lien Term Loan B, 3.25%, due 3/19/21	149
	244		Mallinckrodt International, First Lien Term Loan B1, 3.50%, due 3/19/21	244
	450		Multiplan, Inc., First Lien Term Loan B, 5.00%, due 6/7/23	454
	755		Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	754
	389		Team Health, Inc., First Lien Term Loan B, 3.75%, due 11/23/22	390
				5,499
Home Furnishings (0.0%)
	211		AOT Bedding Super Holdings, LLC, First Lien Term Loan, 4.25%, due 10/1/19	212

Industrial Equipment (0.1%)
	400		Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	261
	295		Doosan Infracore, First Lien Term Loan B, 4.50%, due 5/28/21	296
	757		Filtration Group, First Lien Term Loan B, 4.25%, due 11/20/20	756
	292		Husky Injection Molding, First Lien Term Loan B, 4.25%, due 6/30/21	292
	313		Rexnord Corp., First Lien Term Loan B, 4.00%, due 8/21/20	312
				1,917
Insurance (0.0%)
	325		Sedgwick Holdings Inc., First Lien Term Loan, 3.75%, due 3/1/21	319

Leisure Goods - Activities - Movies (0.1%)
	263		Amc Entertainment, First Lien Term Loan, 4.00%, due 12/15/22	264
	357		Emerald Expositions Holdings, First Lien Term Loan B, 4.75%, due 6/17/20	357
	381		Formula One, First Lien Term Loan B3, 4.75%, due 7/30/21	377
	245		Seaworld, First Lien Term Loan B2, 3.00%, due 5/14/20	238	(c)(d)
	300		Warner Music Group, First Lien Term Loan, 3.75%, due 7/1/20	299
				1,535
Lodging & Casinos (0.3%)
	341		Aristocrat Leisure, First Lien Term Loan, 4.75%, due 10/20/21	342
	336		Boyd Gaming Corporation, First Lien Term Loan B, 4.00%, due 8/14/20	337
	306		CityCenter, First Lien Term Loan B, 4.25%, due 10/16/20	307
	247		Four Seasons Holdings Inc., First Lien Term Loan, 5.25%, due 6/27/20	247
	659		Hilton Worldwide, First Lien Term Loan, 3.50%, due 10/26/20	661
	978		Mohegan Tribal Gaming, First Lien Term Loan B, 5.50%, due 6/15/18	976
	317		MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/25/22	318
	1,378		Peninsula Gaming, First Lien Term Loan B, 4.25%, due 11/20/17	1,378
	702		Scientific Games Corp., First Lien Term Loan B1, 6.00%, due 10/18/20	701
	400		Station Casinos, First Lien Term Loan B, 3.75%, due 6/8/23	400
	754		Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	756
				6,423
Oil & Gas (0.0%)
	842		Energy Transfer Equity, First Lien Term Loan C, 4.00%, due 12/2/19	824

Publishing (0.0%)
	219		EMI Publishing, First Lien Term Loan, 4.00%, due 8/19/22	219
	224		Tribune Company, First Lien Term Loan B, 3.75%, due 12/27/20	224
				443
Radio & Television (0.1%)
	477		Cumulus Media, First Lien Term Loan B, 4.25%, due 12/23/20	337
	169		Sinclair Broadcasting, First Lien Term Loan B1, 3.50%, due 7/30/21	170
	658		Univision Communications Inc., First Lien Term Loan C3, 4.00%, due 3/1/20	657
	92		Univision Communications Inc., First Lien Term Loan C4, 4.00%, due 3/1/20	92
				1,256
Retailers (except food & drug) (0.2%)
	399		Amscan Holdings, Inc., First Lien Term Loan B, 4.25%, due 8/19/22	399
	381		Bass Pro Shops, First Lien Term Loan B1, 4.00%, due 6/5/20	378
	456		Burlington Coat, First Lien Term Loan B3, 4.25%, due 8/13/21	456
	249		CDW LLC, First Lien Term Loan, 3.25%, due 4/29/20	249
	203		Coinmach Corp., First Lien Term Loan B, 4.25%, due 11/14/19	201
	1,035		Dollar Tree Inc., First Lien Term Loan, 3.50%, due 7/6/22	1,040
	180		Michaels Stores Inc., First Lien Term Loan B, 3.75%, due 1/28/20	180
	297		Michaels Stores Inc., First Lien Term Loan B2, 4.00%, due 1/28/20	299
	411		Neiman Marcus Group Inc., First Lien Term Loan B, 4.25%, due 10/25/20	387
	648		PetSmart Inc., First Lien Term Loan B1, 4.25%, due 3/11/22	649
	160		Pilot Travel Centers, First Lien Term Loan B, 3.25%, due 5/25/23	161
				4,399
Surface Transport (0.0%)
	284		Avis Budget Car Rental, First Lien Term Loan B, 3.25%, due 3/15/22	285
	125		Hertz Corporation, First Lien Term Loan B, 3.50%, due 6/30/23	125
	240		Kenan Advantage Group, First Lien Term Loan B1, 4.00%, due 7/29/22	240
	78		Kenan Advantage Group, First Lien Term Loan B2, 4.00%, due 7/29/22	78
				728
Utilities (0.1%)
	268		Calpine Construction, First Lien Term Loan B2, 3.25%, due 1/31/22	264
	240		Calpine Corp., First Lien Term Loan B7, 3.64%, due 5/31/23	240	(c)(d)
	400		Dynegy Holdings Inc., First Lien Term Loan C, 5.00%, due 6/27/23	400
	350		Energy Future, First Lien Term Loan, 4.25%, due 12/19/16	351
	344		NRG Energy Inc., First Lien Term Loan B, 3.50%, due 6/7/23	342
	533		Texas Competitive, First Lien Term Loan B, 5.00%, due 10/31/17	534
	122		Texas Competitive, First Lien Term Loan C, 5.00%, due 10/31/17	122
	359		TPF II, First Lien Term Loan B, 5.50%, due 10/2/21	360
				2,613

			Total Loan Assignments (Cost $68,678)	68,608

U.S. Treasury Obligations (21.4%)
	13,735		U.S. Treasury Bonds, 3.88%, due 8/15/40	18,541
	37,052		U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/25	37,745	(e)
	32,676		U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/26	38,488	(e)
	18,976		U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/28	22,309	(e)
	31,072		U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/29	44,988	(e)
	19,990		U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/42	20,711	(e)
	5,000		U.S. Treasury Notes, 0.63%, due 5/31/17	5,002
	148,500		U.S. Treasury Notes, 0.75%, due 10/31/17	148,738
	34,175		U.S. Treasury Notes, 1.38%, due 4/30/20	34,786
	12,780		U.S. Treasury Notes, 1.50%, due 2/28/23	12,978
	31,085		U.S. Treasury Notes, 2.75%, due 2/15/24	34,305
	29,370		U.S. Treasury Notes, 1.63%, due 2/15/26	29,814

			Total U.S. Treasury Obligations (Cost $441,659)	448,405

U.S. Government Agency Security (0.3%)
	6,100		Federal National Mortgage Association, Notes, 0.88%, due 8/2/19 (Cost $6,090)	6,090

Mortgage-Backed Securities (23.0%)

Collateralized Mortgage Obligations (0.3%)
	826		JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, 0.65%, due 10/25/36	683	(b)
	4,428		JP Morgan Alternative Loan Trust, Ser. 2007-A2, Class 12A3, 0.68%, due 6/25/37	4,228	(b)
	1,620		Merrill Lynch Mortgage Investors Trust, Ser. 2005-A8, Class A3A3, 0.86%, due 8/25/36	1,420	(b)
				6,331
Commercial Mortgage-Backed (1.9%)
	15,604		Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.22%, due 9/10/46	773	(b)(f)
	32,725		Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Class XA, 1.44%, due 2/10/48	2,964	(b)(f)
	33,449		Commercial Mortgage Loan Trust, Ser. 2013-CR11, Class XA, 1.20%, due 10/10/46	1,956	(b)(f)
	40,198		Commercial Mortgage Loan Trust, Ser. 2014-CR17, Class XA, 1.33%, due 5/10/47	2,386	(b)(f)
	31,110		Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.35%, due 1/10/46	746	(b)(f)(g)
	34,000		Commercial Mortgage Trust, Ser. 2013-CR6, Class XB, 0.63%, due 3/10/46	1,161	(b)(f)
	44,698		Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.23%, due 4/10/47	2,654	(b)(f)
	54,660		Commercial Mortgage Trust, Ser. 2014-UBS3, Class XA, 1.34%, due 6/10/47	3,782	(b)(f)
	30,349		Commercial Mortgage Trust, Ser. 2014-UBS6, Class XA, 1.06%, due 12/10/47	1,826	(b)(f)
	39,480		CSAIL Commercial Mortgage Trust, Ser. 2015-C2, Class XA, 0.89%, due 6/15/57	2,176	(b)(f)
	13,268		GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.02%, due 1/10/45	1,098	(b)(f)(g)
	59,475		GS Mortgage Securities Trust, Ser. 2015-GC30, Class XA, 0.91%, due 5/10/50	3,188	(b)(f)
	32,228		Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C15, Class XA, 1.17%, due 4/15/47	1,901	(b)(f)
	20,670		UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.78%, due 12/10/45	1,640	(b)(f)(g)
	24,664		UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.06%, due 8/10/49	2,090	(b)(f)(g)
	31,483		WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.45%, due 3/15/45	1,659	(b)(f)(g)
	102,868		WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Class XB, 0.16%, due 6/15/46	1,240	(b)(f)
	44,445		WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class XA, 1.17%, due 8/15/47	2,884	(b)(f)
	63,021		WF-RBS Commercial Mortgage Trust, Ser. 2014-C25, Class XA, 0.94%, due 11/15/47	3,553	(b)(f)
	9,266		WF-RBS Commercial Mortgage Trust, Ser. 2014-C22, Class XA, 0.94%, due 9/15/57	486	(b)(f)
				40,163
Fannie Mae (10.2%)
	12		Pass-Through Certificates, 5.00%, due 6/1/40 & 7/1/40	13
	144		Pass-Through Certificates, 6.00%, due 9/1/33 – 9/1/40	165
	1		Pass-Through Certificates, 6.50%, due 9/1/32	1
	3		Pass-Through Certificates, 7.00%, due 7/1/29	3
	1		Pass-Through Certificates, 7.50%, due 12/1/32	1
	20,075		Pass-Through Certificates, 2.50%, TBA, 15 Year Maturity	20,796	(h)
	13,190		Pass-Through Certificates, 3.00%, TBA, 15 Year Maturity	13,836	(h)
	31,580		Pass-Through Certificates, 3.50%, TBA, 15 Year Maturity	33,450	(h)
	108,745		Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	116,561	(h)
	25,790		Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	28,116	(h)
				212,942
Freddie Mac (9.9%)
	1		Pass-Through Certificates, 4.50%, due 8/1/18	1
	10		Pass-Through Certificates, 5.00%, due 5/1/18 & 12/1/28	11
	0	(i)	Pass-Through Certificates, 5.50%, due 9/1/17	0	(i)
	0	(i)	Pass-Through Certificates, 6.00%, due 4/1/17	0	(i)
	0	(i)	Pass-Through Certificates, 7.00%, due 6/1/32	1
	24,950		Pass-Through Certificates, 2.50%, TBA, 15 Year Maturity	25,863	(h)
	50,945		Pass-Through Certificates, 3.00%, TBA, 15 Year Maturity	53,484	(h)
	7,660		Pass-Through Certificates, 3.50%, TBA, 15 Year Maturity	8,117	(h)
	103,655		Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	110,947	(h)
	7,765		Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	8,462	(h)
				206,886
Government National Mortgage Association (0.7%)
	1		Pass-Through Certificates, 6.50%, due 7/15/32	1
	1		Pass-Through Certificates, 7.00%, due 8/15/32	1
	8,700		Pass-Through Certificates, 3.00%, TBA, 30 Year Maturity	9,141	(h)
	4,760		Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	5,059	(h)
				14,202

			Total Mortgage-Backed Securities (Cost $492,873)	480,524

Corporate Bonds (42.8%)

Advertising (0.3%)
	1,555		Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,547
	310		Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	309
	360		Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	373	(e)
	280		Lamar Media Corp., Guaranteed Notes, 5.75%, due 2/1/26	300	(g)
	3,080		Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	3,176	(e)(g)
				5,705
Aerospace & Defense (0.0%)
	350		TransDigm, Inc., Guaranteed Notes, 7.50%, due 7/15/21	370

Airlines (0.5%)
	9,216		American Airlines, Inc., Pass-Through Certificates, Ser. 2014-1, Class B, 4.38%, due 10/1/22	9,378	(e)

Auto Manufacturers (1.2%)
	5,810		General Motors Co., Senior Unsecured Notes, 6.75%, due 4/1/46	7,554	(e)
	8,980		General Motors Financial Co., Inc., Guaranteed Notes, 3.20%, due 7/6/21	9,119
	8,170		General Motors Financial Co., Inc., Guaranteed Notes, 4.30%, due 7/13/25	8,553	(e)
				25,226
Auto Parts & Equipment (0.0%)
	515		ZF N.A. Capital, Inc., Guaranteed Notes, 4.00%, due 4/29/20	536	(g)

Banking (0.9%)
	500		Ally Financial, Inc., Guaranteed Notes, 2.75%, due 1/30/17	503
	2,740		Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	2,876	(e)
	4,990		Ally Financial, Inc., Senior Unsecured Notes, 3.25%, due 2/13/18	5,040	(e)
	170		Ally Financial, Inc., Guaranteed Notes, 3.25%, due 11/5/18	172
	2,815		Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	3,230	(e)
	2,045		CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	2,089
	380		CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	387	(e)
	980		CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	1,019
	2,450		CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	2,603	(e)(g)
	1,250		CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	1,275
				19,194
Banks (7.6%)
	3,945		Bank of America Corp., Junior Subordinated Notes, Ser. X, 6.25%, due 9/29/49	4,132	(b)(e)
	15,780		Bank of America Corp., Junior Subordinated Notes, Ser. AA, 6.10%, due 12/29/49	16,498	(b)(e)
	6,650		Bank of America Corp., Junior Subordinated Notes, Ser. V, 5.13%, due 12/29/49	6,500	(b)(e)
	12,275		Capital One Financial Corp., Junior Subordinated Notes, Ser. E, 5.55%, due 12/29/49	12,450	(b)(e)
	8,270		Citigroup, Inc., Junior Subordinated Notes, Ser. N, 5.80%, due 11/29/49	8,270	(b)(e)
	14,585		Citigroup, Inc., Junior Subordinated Notes, Ser. P, 5.95%, due 12/29/49	15,018	(b)(e)
	8,065		Goldman Sachs Group, Inc., Subordinated Notes, 5.15%, due 5/22/45	8,851	(e)
	10,560		Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/31/49	10,718	(b)(e)
	5,600		HSBC Holdings PLC, Junior Subordinated Notes, 5.63%, due 12/29/49	5,579	(b)(e)
	7,490		JPMorgan Chase & Co., Junior Subordinated Notes, Ser. V, 5.00%, due 12/29/49	7,434	(b)(e)
	14,990		JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/31/49	15,680	(b)(e)
	13,460		Morgan Stanley, Subordinated Global Medium-Term Notes, 4.35%, due 9/8/26	14,335	(e)
	10,120		Morgan Stanley, Junior Subordinated Notes, Ser. J, 5.55%, due 12/29/49	10,247	(b)(e)
	8,250		Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 12/31/49	8,106	(b)(e)
	15,160		Wells Fargo & Co., Junior Subordinated Notes, Ser. S, 5.90%, due 12/29/49	16,164	(b)(e)
				159,982
Beverage (0.5%)
	5,580		Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, due 2/1/46	6,835	(e)
	1,245		Constellation Brands, Inc., Guaranteed Notes, 3.88%, due 11/15/19	1,315
	705		Constellation Brands, Inc., Guaranteed Notes, 6.00%, due 5/1/22	819	(e)
	490		Constellation Brands, Inc., Guaranteed Notes, 4.75%, due 11/15/24	533
				9,502
Building & Construction (0.5%)
	400		CalAtlantic Group, Inc., Guaranteed Notes, 8.38%, due 1/15/21	473
	540		CalAtlantic Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	560	(e)
	515		CalAtlantic Group, Inc., Guaranteed Notes, 5.25%, due 6/1/26	520
	230		D.R. Horton, Inc., Guaranteed Notes, 4.00%, due 2/15/20	239
	315		D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	332
	1,315		D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	1,466
	1,745		Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	1,795
	1,065		Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	1,118	(e)
	235		Meritage Homes Corp., Guaranteed Notes, 6.00%, due 6/1/25	245
	275		Pulte Homes, Inc., Guaranteed Notes, 6.00%, due 2/15/35	283
	210		PulteGroup, Inc., Guaranteed Notes, 4.25%, due 3/1/21	217
	1,310		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	1,333	(g)
	155		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.63%, due 3/1/24	156	(g)
	1,155		Toll Brothers Finance Corp., Guaranteed Notes, 4.00%, due 12/31/18	1,207
	30		Toll Brothers Finance Corp., Guaranteed Notes, 4.38%, due 4/15/23	31
				9,975
Building Materials (0.2%)
	150		Allegion PLC, Guaranteed Notes, 5.88%, due 9/15/23	160
	1,315		HD Supply, Inc., Senior Secured Notes, 5.25%, due 12/15/21	1,392	(g)
	450		HD Supply, Inc., Guaranteed Notes, 5.75%, due 4/15/24	479	(g)
	285		USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	289
	1,650		USG Corp., Senior Unsecured Notes, 9.50%, due 1/15/18	1,807	(j)
	215		USG Corp., Guaranteed Notes, 5.50%, due 3/1/25	230	(g)
				4,357
Cable & Satellite Television (1.4%)
	2,795		Altice Luxembourg SA, Guaranteed Notes, 7.75%, due 5/15/22	2,835	(g)
	765		Altice Luxembourg SA, Guaranteed Notes, 7.63%, due 2/15/25	753	(g)
	1,135		Altice US Finance I Corp., Senior Secured Notes, 5.50%, due 5/15/26	1,175	(g)
	615		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 6.63%, due 1/31/22	650
	1,290		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.25%, due 9/30/22	1,343	(e)
	1,885		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.13%, due 5/1/23	1,949	(e)(g)
	600		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.38%, due 5/1/25	624	(g)
	640		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.75%, due 2/15/26	675	(g)
	1,380		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.88%, due 5/1/27	1,456	(g)
	1,150		Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	1,186	(g)
	770		Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	768	(g)
	200		Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Secured Notes, 7.75%, due 7/15/25	213	(g)
	945		CSC Holdings, Inc., Senior Unsecured Notes, 7.63%, due 7/15/18	1,023	(e)
	625		DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	664
	1,615		DISH DBS Corp., Guaranteed Notes, 5.88%, due 11/15/24	1,558
	735		DISH DBS Corp., Guaranteed Notes, 7.75%, due 7/1/26	762	(g)
	2,175		Neptune Finco Corp., Senior Unsecured Notes, 10.88%, due 10/15/25	2,545	(g)
	2,005		Numericable-SFR SA, Senior Secured Notes, 6.00%, due 5/15/22	1,960	(e)(g)
	200		Numericable-SFR SA, Senior Secured Notes, 6.25%, due 5/15/24	193	(g)
	2,330		Numericable-SFR SA, Senior Secured Notes, 7.38%, due 5/1/26	2,327	(g)
	200		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 5.00%, due 1/15/25	207	(g)
	520		UPCB Finance IV Ltd., Senior Secured Notes, 5.38%, due 1/15/25	524	(g)
	530		Virgin Media Finance PLC, Guaranteed Notes, 5.25%, due 2/15/22	449
	1,295		Virgin Media Finance PLC, Guaranteed Notes, 6.00%, due 10/15/24	1,311	(e)(g)
	576		Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	599	(g)
	555		Virgin Media Secured Finance PLC, Senior Secured Notes, 5.50%, due 8/15/26	558	(g)
	610		WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	635
				28,942
Chemicals (0.1%)
	400		Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	0	(i)(k)(l)
	400		Momentive Performance Materials, Inc., Senior Secured Notes, 3.88%, due 10/24/21	313
	1,060		NOVA Chemicals Corp., Senior Unsecured Notes, 5.00%, due 5/1/25	1,076	(e)(g)
				1,389
Computers (1.7%)
	9,135		Apple, Inc., Senior Unsecured Notes, 4.65%, due 2/23/46	10,393	(e)
	10,075		HP Enterprise Co., Senior Unsecured Notes, 4.90%, due 10/15/25	10,808	(e)(g)
	9,485		Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	8,847	(e)
	6,540		Seagate HDD Cayman, Guaranteed Notes, 4.88%, due 6/1/27	5,486
				35,534
Consumer - Commercial Lease Financing (0.5%)
	1,555		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 2.75%, due 5/15/17	1,565
	545		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	582
	1,645		Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	1,727	(e)
	550		Aircastle Ltd., Senior Unsecured Notes, 5.50%, due 2/15/22	590
	450		Aircastle Ltd., Senior Unsecured Notes, 5.00%, due 4/1/23	473
	1,505		IHS Markit Ltd., Guaranteed Notes, 5.00%, due 11/1/22	1,546	(l)
	1,340		Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	1,437	(e)
	2,600		Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	2,613	(e)
				10,533
Department Stores (0.0%)
	260		Neiman Marcus Group Ltd. LLC, Guaranteed Notes, 8.00%, due 10/15/21	220	(g)

Discount Stores (0.1%)
	990		Dollar Tree, Inc., Guaranteed Notes, 5.75%, due 3/1/23	1,067

Diversified Financial Services (0.8%)
	4,240		Air Lease Corp., Senior Unsecured Notes, 3.88%, due 4/1/21	4,441	(e)
	5,030		American Express Co., Junior Subordinated Notes, 5.20%, due 5/29/49	4,942	(b)(e)
	7,645		American Express Co., Junior Subordinated Notes, Ser. C, 4.90%, due 12/29/49	7,378	(b)(e)
				16,761
Electric (0.9%)
	8,610		Dominion Resources, Inc., Junior Subordinated Notes, 5.75%, due 10/1/54	8,847	(b)(e)
	10,925		Electricite de France SA, Junior Subordinated Notes, 5.63%, due 12/29/49	10,703	(b)(e)(g)
				19,550
Electric - Generation (0.5%)
	1,425		Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	1,489	(e)(g)
	2,205		Calpine Corp., Senior Unsecured Notes, 5.38%, due 1/15/23	2,199	(e)
	265		Calpine Corp., Senior Secured Notes, 5.25%, due 6/1/26	269	(g)
	675		Dynegy, Inc., Guaranteed Notes, 6.75%, due 11/1/19	688
	410		Dynegy, Inc., Guaranteed Notes, 5.88%, due 6/1/23	369
	315		Dynegy, Inc., Guaranteed Notes, 7.63%, due 11/1/24	308
	534		NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	554
	1,845		NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	1,854
	560		NRG Energy, Inc., Guaranteed Notes, 6.63%, due 3/15/23	563
	1,185		NRG Energy, Inc., Guaranteed Notes, 7.25%, due 5/15/26	1,216	(g)
	1,500		NRG Energy, Inc., Guaranteed Notes, 6.63%, due 1/15/27	1,483	(g)(m)
				10,992
Electric - Integrated (0.2%)
	825		IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	866	(e)
	1,650		PPL Energy Supply LLC, Senior Unsecured Notes, 4.60%, due 12/15/21	1,320
	2,090		RJS Power Holdings LLC, Senior Unsecured Notes, 4.63%, due 7/15/19	1,980	(e)(g)
	420		Talen Energy Supply LLC, Senior Unsecured Notes, 6.50%, due 6/1/25	370
				4,536
Electronics (0.3%)
	1,035		Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	1,049
	25		Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	26
	525		Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	563
	1,595		Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	1,684	(g)
	415		Micron Technology, Inc., Senior Unsecured Notes, 5.25%, due 8/1/23	373	(g)
	335		Micron Technology, Inc., Senior Unsecured Notes, 5.50%, due 2/1/25	301
	50		Micron Technology, Inc., Senior Unsecured Notes, 5.63%, due 1/15/26	44	(l)
	640		NXP BV/NXP Funding LLC, Guaranteed Notes, 4.13%, due 6/1/21	662	(l)
	300		Sensata Technologies UK Financing Co. PLC, Guaranteed Notes, 6.25%, due 2/15/26	324	(g)
	290		Zebra Technologies Corp., Senior Unsecured Notes, 7.25%, due 10/15/22	310
				5,336
Energy - Exploration & Production (0.9%)
	855		Antero Resources Corp., Guaranteed Notes, 5.38%, due 11/1/21	819	(e)
	905		Antero Resources Corp., Guaranteed Notes, 5.13%, due 12/1/22	844
	645		Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	490
	460		Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 11/15/20	345
	1,130		Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	819
	920		Chesapeake Energy Corp., Guaranteed Notes, 5.38%, due 6/15/21	626
	620		Chesapeake Energy Corp., Guaranteed Notes, 5.75%, due 3/15/23	415
	1,260		Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	1,244
	555		Continental Resources, Inc., Guaranteed Notes, 4.50%, due 4/15/23	502
	1,015		Continental Resources, Inc., Guaranteed Notes, 3.80%, due 6/1/24	868
	335		Encana Corp., Senior Unsecured Notes, 3.90%, due 11/15/21	332
	975		Encana Corp., Senior Unsecured Notes, 6.50%, due 8/15/34	1,018
	450		Encana Corp., Senior Unsecured Notes, 6.63%, due 8/15/37	459
	520		Encana Corp., Senior Unsecured Notes, 6.50%, due 2/1/38	525
	1,625		EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	926
	60		EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	31
	2,345		EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 6.38%, due 6/15/23	1,173
	385		Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Senior Unsecured Notes, 7.88%, due 7/15/21	385	(g)
	870		Newfield Exploration Co., Senior Unsecured Notes, 5.38%, due 1/1/26	831
	580		Oasis Petroleum, Inc., Guaranteed Notes, 6.50%, due 11/1/21	487
	320		Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 3/15/22	279
	605		Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	555
	2,005		Range Resources Corp., Guaranteed Notes, 5.00%, due 3/15/23	1,825
	760		Range Resources Corp., Guaranteed Notes, 4.88%, due 5/15/25	722
	505		SM Energy Co., Senior Unsecured Notes, 6.50%, due 11/15/21	443
	335		SM Energy Co., Senior Unsecured Notes, 6.13%, due 11/15/22	284
	165		SM Energy Co., Senior Unsecured Notes, 6.50%, due 1/1/23	140
	450		SM Energy Co., Senior Unsecured Notes, 5.00%, due 1/15/24	360
	1,090		Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	954
	370		Whiting Petroleum Corp., Guaranteed Notes, 5.75%, due 3/15/21	310
	890		Whiting Petroleum Corp., Guaranteed Notes, 6.25%, due 4/1/23	735
				19,746
Food (0.4%)
	7,315		Grupo Bimbo SAB de CV, Guaranteed Notes, 4.88%, due 6/27/44	7,643	(e)(g)

Food & Drug Retail (0.1%)
	890		Albertsons Cos., LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC, Senior Unsecured Notes, 6.63%, due 6/15/24	945	(g)
	184		Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	194
	500		Rite Aid Corp., Guaranteed Notes, 6.75%, due 6/15/21	526
	930		Rite Aid Corp., Guaranteed Notes, 6.13%, due 4/1/23	987	(g)
				2,652
Food - Wholesale (0.1%)
	435		NBTY, Inc., Senior Unsecured Notes, 7.63%, due 5/15/21	444	(g)
	1,510		Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	1,593	(g)
	455		Post Holdings, Inc., Guaranteed Notes, 7.75%, due 3/15/24	503	(g)
	225		Post Holdings, Inc., Guaranteed Notes, 8.00%, due 7/15/25	258	(g)
				2,798
Gaming (0.7%)
	540		Boyd Gaming Corp., Guaranteed Notes, 6.38%, due 4/1/26	576	(g)
	430		Eldorado Resorts, Inc., Guaranteed Notes, 7.00%, due 8/1/23	452
	1,600		GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	1,692	(e)
	845		GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	906	(e)
	135		Int'l Game Technology PLC, Senior Secured Notes, 6.50%, due 2/15/25	142	(g)
	700		Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	733
	950		Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	990	(e)
	445		MGM Growth Properties Operating Partnership L.P./ MGP Finance Co-Issuer, Inc., Guaranteed Notes, 5.63%, due 5/1/24	477	(g)
	730		MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	827
	208		Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	209	(g)
	3,650		Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	3,928	(e)
	325		Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	327	(g)
	865		Scientific Games Int'l, Inc., Guaranteed Notes, 6.25%, due 9/1/20	588
	950		Scientific Games Int'l, Inc., Guaranteed Notes, 6.63%, due 5/15/21	641
	2,660		Scientific Games Int'l, Inc., Guaranteed Notes, 10.00%, due 12/1/22	2,364
	605		Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	640
				15,492
Gas Distribution (1.3%)
	310		Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 6.13%, due 7/15/22	317
	460		Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.00%, due 12/15/20	437
	1,265		Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.25%, due 4/1/23	1,186
	245		DCP Midstream LLC, Senior Unsecured Notes, 5.35%, due 3/15/20	246	(g)
	395		DCP Midstream LLC, Senior Unsecured Notes, 4.75%, due 9/30/21	378	(g)
	460		DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, due 12/1/17	455
	615		DCP Midstream Operating L.P., Guaranteed Notes, 5.60%, due 4/1/44	560
	170		Duke Energy Corp., Senior Unsecured Notes, 8.13%, due 8/16/30	172
	755		Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	813	(e)
	835		Energy Transfer Equity L.P., Senior Secured Notes, 5.88%, due 1/15/24	838
	750		Energy Transfer Equity L.P., Senior Secured Notes, 5.50%, due 6/1/27	729
	205		Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.50%, due 5/1/21	187
	1,030		Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	932
	1,045		MPLX L.P., Guaranteed Notes, 4.50%, due 7/15/23	1,024	(g)
	1,195		MPLX L.P., Guaranteed Notes, 4.88%, due 12/1/24	1,184	(g)
	1,470		Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	1,524
	1,185		Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.63%, due 4/15/20	1,220	(g)
	320		Rockies Express Pipeline LLC, Senior Unsecured Notes, 7.50%, due 7/15/38	317	(g)
	940		Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.88%, due 4/15/40	926	(g)
	980		Rose Rock Midstream L.P./Rose Rock Finance Corp., Guaranteed Notes, 5.63%, due 11/15/23	875
	715		Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 2/1/21	738	(e)
	125		Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 4/15/23	127
	1,035		Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.75%, due 5/15/24	1,061
	3,630		Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 3/1/25	3,706	(e)
	745		Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, due 6/30/26	765	(g)
	420		Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	437
	340		Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	339
	1,415		Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.25%, due 11/15/23	1,316
	625		Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	664
	700		Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.25%, due 10/15/22	728
	265		Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.38%, due 5/1/24	279
	275		Williams Cos., Inc., Senior Unsecured Notes, 3.70%, due 1/15/23	251
	320		Williams Cos., Inc., Senior Unsecured Notes, Ser. A, 7.50%, due 1/15/31	344
	1,805		Williams Cos., Inc., Senior Unsecured Notes, 5.75%, due 6/24/44	1,656
				26,731
Health Facilities (1.6%)
	615		Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	646
	245		CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	236
	195		CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	194	(e)
	80		Columbia Healthcare Corp., Guaranteed Notes, 7.50%, due 12/15/23	89
	260		DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	268	(e)
	1,600		DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.00%, due 5/1/25	1,618	(e)
	550		DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	581
	1,400		HCA, Inc., Senior Secured Notes, 4.25%, due 10/15/19	1,456
	1,060		HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,167	(e)
	1,335		HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	1,468
	1,575		HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	1,654	(e)
	325		HCA, Inc., Guaranteed Notes, 5.38%, due 2/1/25	338
	770		HCA, Inc., Senior Secured Notes, 5.25%, due 6/15/26	816
	2,245		IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	2,155
	370		LifePoint Health, Inc., Guaranteed Notes, 5.88%, due 12/1/23	390
	550		MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 6.38%, due 3/1/24	599
	1,655		MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	1,713	(e)
	765		MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.25%, due 8/1/26	804
	1,815		OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	1,903
	8,545		OMEGA Healthcare Investors, Inc., Guaranteed Notes, 4.50%, due 1/15/25	8,635	(e)
	820		Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	855
	1,585		Team Health, Inc., Guaranteed Notes, 7.25%, due 12/15/23	1,728	(g)
	325		Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	345
	505		Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	508
	1,510		Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	1,559
	450		Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	376
	250		Universal Health Services, Inc., Senior Secured Notes, 3.75%, due 8/1/19	257	(g)
	450		Universal Health Services, Inc., Senior Secured Notes, 4.75%, due 8/1/22	464	(g)
	790		Universal Health Services, Inc., Senior Secured Notes, 5.00%, due 6/1/26	814	(g)
				33,636
Health Services (0.4%)
	5,685		Aetna, Inc., Senior Unsecured Notes, 4.38%, due 6/15/46	5,892	(e)
	305		Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	310	(g)
	1,680		Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 1/15/22	1,764	(e)
				7,966
Hotels (0.0%)
	855		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 5.63%, due 10/15/21	886	(e)

Insurance (1.5%)
	8,290		ING US, Inc., Guaranteed Notes, 5.65%, due 5/15/53	8,000	(b)(e)
	9,910		MetLife, Inc., Junior Subordinated Notes, Ser. C, 5.25%, due 12/29/49	9,918	(b)(e)
	6,210		Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	6,287	(b)(e)
	6,805		Prudential Financial, Inc., Junior Subordinated Notes, 5.38%, due 5/15/45	7,069	(b)(e)
				31,274
Machinery (0.3%)
	2,535		Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,722	(e)
	485		CNH Industrial Capital LLC, Guaranteed Notes, 4.88%, due 4/1/21	508
	850		Manitowoc Foodservice, Inc., Senior Unsecured Notes, 9.50%, due 2/15/24	964	(g)
	1,210		Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	1,231	(e)
	215		Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	219
				5,644
Managed Care (0.0%)
	830		MPH Acquisition Holdings LLC, Senior Unsecured Notes, 7.13%, due 6/1/24	886	(g)

Media (1.9%)
	10,735		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, due 7/23/25	11,857	(e)(g)
	10,060		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 6.48%, due 10/23/45	12,078	(e)(g)
	10,075		Viacom, Inc., Senior Unsecured Notes, 3.88%, due 4/1/24	10,350	(e)
	5,060		Viacom, Inc., Senior Unsecured Notes, 5.25%, due 4/1/44	5,047	(e)
				39,332
Media - Diversified (0.0%)
	240		Liberty Media Corp., Senior Unsecured Notes, 8.50%, due 7/15/29	264

Media Content (0.5%)
	840		Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	868	(e)
	695		Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	721
	2,340		iHeartCommunications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	1,825
	950		Netflix, Inc., Senior Unsecured Notes, 5.50%, due 2/15/22	1,009
	335		Sinclair Television Group, Inc., Guaranteed Notes, 5.38%, due 4/1/21	349
	1,050		Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	1,071	(e)(g)
	1,735		Sirius XM Radio, Inc., Guaranteed Notes, 5.88%, due 10/1/20	1,798	(g)
	545		Sirius XM Radio, Inc., Guaranteed Notes, 4.63%, due 5/15/23	545	(g)
	175		Sirius XM Radio, Inc., Guaranteed Notes, 6.00%, due 7/15/24	186	(g)
	175		Sirius XM Radio, Inc., Senior Unsecured Notes, 5.38%, due 7/15/26	179	(g)
	1,570		Univision Communications, Inc., Senior Secured Notes, 5.13%, due 5/15/23	1,613	(e)(g)
				10,164
Medical Products (0.4%)
	2,315		DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.13%, due 6/15/21	2,107	(g)
	1,450		Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	1,595	(g)
	1,810		Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	1,911	(g)
	875		Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	987	(e)(g)
	175		Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.75%, due 10/15/24	186	(g)
	475		Hologic, Inc., Guaranteed Notes, 5.25%, due 7/15/22	503	(g)
				7,289
Metals - Mining Excluding Steel (0.3%)
	600		Alcoa, Inc., Senior Unsecured Notes, 5.13%, due 10/1/24	631
	345		Anglo American Capital PLC, Guaranteed Notes, 4.45%, due 9/27/20	343	(g)
	1,200		FMG Resources (August 2006) Pty Ltd., Senior Secured Notes, 9.75%, due 3/1/22	1,344	(g)
	460		Freeport-McMoRan, Inc., Guaranteed Notes, 4.00%, due 11/14/21	411
	470		Freeport-McMoRan, Inc., Guaranteed Notes, 3.55%, due 3/1/22	402
	980		Freeport-McMoRan, Inc., Guaranteed Notes, 3.88%, due 3/15/23	843
	545		Freeport-McMoRan, Inc., Guaranteed Notes, 4.55%, due 11/14/24	467
	1,145		Freeport-McMoRan, Inc., Guaranteed Notes, 5.40%, due 11/14/34	887
	365		Teck Resources Ltd., Guaranteed Notes, 4.75%, due 1/15/22	325
	1,025		Teck Resources Ltd., Guaranteed Notes, 6.25%, due 7/15/41	789
				6,442
Mining (0.7%)
	5,625		Glencore Funding LLC, Guaranteed Notes, 2.88%, due 4/16/20	5,469	(e)(g)
	9,475		Glencore Funding LLC, Guaranteed Notes, 4.00%, due 4/16/25	8,874	(e)(g)
				14,343
Miscellaneous Manufacturers (0.5%)
	10,270		General Electric Co., Junior Subordinated Notes, Ser. D, 5.00%, due 12/29/49	11,047	(b)(e)

Oil & Gas (0.5%)
	4,610		Apache Corp., Senior Unsecured Notes, 4.75%, due 4/15/43	4,583	(e)
	7,225		Marathon Oil Corp., Senior Unsecured Notes, 3.85%, due 6/1/25	6,559	(e)
				11,142
Oil Field Equipment & Services (0.0%)
	340		Precision Drilling Corp., Guaranteed Notes, 6.63%, due 11/15/20	315
	210		Precision Drilling Corp., Guaranteed Notes, 6.50%, due 12/15/21	191
	405		Precision Drilling Corp., Guaranteed Notes, 5.25%, due 11/15/24	336
				842
Packaging (0.4%)
	985		Ball Corp., Guaranteed Notes, 4.38%, due 12/15/20	1,052	(e)
	1,540		Berry Plastics Corp., Secured Notes, 5.50%, due 5/15/22	1,611	(e)
	90		Berry Plastics Corp., Secured Notes, 6.00%, due 10/15/22	96
	740		BWAY Holding Co., Senior Unsecured Notes, 9.13%, due 8/15/21	736	(g)
	365		Owens-Brockway Glass Container, Inc., Guaranteed Notes, 5.00%, due 1/15/22	381	(g)
	1,410		Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	1,456	(e)
	685		Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	712
	1,125		Reynolds Group Issuer, Inc., Senior Secured Notes, 5.13%, due 7/15/23	1,160	(g)(m)
	855		Sealed Air Corp., Senior Unsecured Notes, 5.50%, due 9/15/25	914	(e)(g)
				8,118
Personal & Household Products (0.1%)
	430		Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/19/21	458
	1,440		Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/24/22	1,507
	200		Prestige Brands, Inc., Guaranteed Notes, 6.38%, due 3/1/24	211	(g)
	390		Spectrum Brands, Inc., Guaranteed Notes, 5.75%, due 7/15/25	422
				2,598
Pharmaceuticals (2.2%)
	12,470		AbbVie, Inc., Senior Unsecured Notes, 4.45%, due 5/14/46	13,275	(e)
	1,935		Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.38%, due 1/15/23	1,679	(g)
	600		Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Guaranteed Notes, 6.50%, due 2/1/25	517	(g)(j)
	1,090		Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Guaranteed Notes, 6.00%, due 7/15/23	950	(g)
	565		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Guaranteed Notes, 6.38%, due 8/1/23	599	(g)
	1,260		Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 5.50%, due 4/15/25	1,162	(e)(g)
	9,680		Mylan NV, Guaranteed Notes, 3.15%, due 6/15/21	9,988	(e)(g)
	10,000		Mylan NV, Guaranteed Notes, 3.95%, due 6/15/26	10,483	(e)(g)
	290		Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.38%, due 3/15/20	259	(g)
	2,135		Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.63%, due 12/1/21	1,823	(e)(g)
	605		Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.50%, due 3/1/23	497	(g)
	5,240		Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.88%, due 5/15/23	4,362	(e)(g)
	195		Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.13%, due 4/15/25	162	(g)
	490		VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	442	(g)
				46,198
Pipelines (2.1%)
	4,990		Energy Transfer Partners L.P., Senior Unsecured Notes, 6.50%, due 2/1/42	5,281	(e)
	4,390		Kinder Morgan Energy Partners L.P., Guaranteed Notes, 6.50%, due 9/1/39	4,775	(e)
	2,955		Kinder Morgan Energy Partners L.P., Guaranteed Notes, 5.50%, due 3/1/44	3,025	(e)
	8,225		Kinder Morgan, Inc., Guaranteed Notes, 5.55%, due 6/1/45	8,252	(e)
	12,015		TransCanada Trust, Guaranteed Notes, 5.63%, due 5/20/75	11,624	(b)(e)
	11,140		Williams Partners L.P., Senior Unsecured Notes, 3.60%, due 3/15/22	10,850	(e)
				43,807
Printing & Publishing (0.3%)
	422		R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	452
	1,995		R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	2,194	(e)
	1,800		R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	1,944
	820		R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	832
	850		R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	837
	870		R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	818
				7,077
Real Estate Investment Trusts (1.0%)
	12,065		Corporate Office Properties L.P., Guaranteed Notes, 3.70%, due 6/15/21	12,550	(e)
	5,650		Entertainment Properties Trust, Guaranteed Notes, 5.75%, due 8/15/22	6,246	(e)
	1,050		ESH Hospitality, Inc., Guaranteed Notes, 5.25%, due 5/1/25	1,047	(g)
				19,843
Recreation & Travel (0.2%)
	345		Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.25%, due 3/15/21	359
	635		Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.38%, due 6/1/24	660
	75		NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	77	(g)
	600		NCL Corp. Ltd., Senior Unsecured Notes, 4.63%, due 11/15/20	606	(g)
	645		Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.25%, due 11/15/22	693
	880		Six Flags Entertainment Corp., Guaranteed Notes, 5.25%, due 1/15/21	907	(g)
				3,302
Restaurants (0.1%)
	365		1011778 BC ULC/New Red Finance, Inc., Senior Secured Notes, 4.63%, due 1/15/22	376	(g)
	1,060		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Guaranteed Notes, 5.25%, due 6/1/26	1,122	(g)
				1,498
Software (0.5%)
	6,230		Oracle Corp., Senior Unsecured Notes, 4.13%, due 5/15/45	6,516
	4,675		Oracle Corp., Senior Unsecured Notes, 4.00%, due 7/15/46	4,844
				11,360
Software - Services (0.5%)
	900		First Data Corp., Guaranteed Notes, 7.00%, due 12/1/23	927	(g)
	300		First Data Corp., Senior Secured Notes, 5.00%, due 1/15/24	302	(g)
	1,700		Infor Software Parent LLC/Infor Software Parent, Inc., Guaranteed Notes, 7.13% Cash/7.88% PIK, due 5/1/21	1,585	(g)(n)
	885		Infor US, Inc., Guaranteed Notes, 6.50%, due 5/15/22	879
	1,255		MSCI, Inc., Guaranteed Notes, 5.25%, due 11/15/24	1,330	(g)
	735		MSCI, Inc., Guaranteed Notes, 5.75%, due 8/15/25	801	(g)
	808		Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	828	(g)
	1,205		Nuance Communications, Inc., Guaranteed Notes, 6.00%, due 7/1/24	1,247	(g)
	1,065		Open Text Corp., Guaranteed Notes, 5.88%, due 6/1/26	1,107	(g)
	1,545		Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	771
				9,777
Specialty Retail (0.3%)
	2,505		Argos Merger Sub, Inc., Senior Unsecured Notes, 7.13%, due 3/15/23	2,621	(e)(g)
	940		Hanesbrands, Inc., Guaranteed Notes, 4.88%, due 5/15/26	968	(g)
	1,560		L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	1,728
	945		QVC, Inc., Senior Secured Notes, 5.13%, due 7/2/22	1,018
	360		QVC, Inc., Senior Secured Notes, 5.45%, due 8/15/34	343
				6,678
Steel Producers - Products (0.2%)
	2,935		ArcelorMittal, Senior Unsecured Notes, 8.00%, due 10/15/39	3,111	(e)

Support - Services (0.4%)
	1,370		Acosta, Inc., Senior Unsecured Notes, 7.75%, due 10/1/22	1,254	(g)
	835		ADT Corp., Senior Secured Notes, 4.88%, due 7/15/32	691	(g)
	1,220		AECOM, Guaranteed Notes, 5.88%, due 10/15/24	1,309
	960		APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	912
	620		Aramark Services, Inc., Guaranteed Notes, 5.13%, due 1/15/24	640	(g)
	1,355		Hertz Corp., Guaranteed Notes, 4.25%, due 4/1/18	1,396
	355		Iron Mountain US Holdings, Inc., Guaranteed Notes, 5.38%, due 6/1/26	359	(g)
	325		Iron Mountain, Inc., Guaranteed Notes, 6.00%, due 8/15/23	345
	1,405		Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	1,443	(e)
	370		United Rental N.A., Inc., Guaranteed Notes, 5.75%, due 11/15/24	384
				8,733
Tech Hardware & Equipment (0.4%)
	945		CommScope Technologies Finance LLC, Senior Unsecured Notes, 6.00%, due 6/15/25	997	(g)
	595		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Unsecured Notes, 5.88%, due 6/15/21	622	(g)
	3,275		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes, 6.02%, due 6/15/26	3,514	(g)
	450		Riverbed Technology, Inc., Guaranteed Notes, 8.88%, due 3/1/23	474	(g)
	1,910		Western Digital Corp., Guaranteed Notes, 10.50%, due 4/1/24	2,153	(g)
				7,760
Telecom - Satellite (0.0%)
	496		Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	539

Telecom - Wireless (0.8%)
	587		Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	650	(e)
	345		SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	355
	1,030		Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	961	(e)
	1,715		Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	1,566
	3,710		Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	3,302	(e)
	290		Sprint Nextel Corp., Senior Unsecured Notes, 7.00%, due 8/15/20	275
	3,450		Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 11/15/22	2,960
	720		T-Mobile USA, Inc., Guaranteed Notes, 5.25%, due 9/1/18	734
	1,280		T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	1,346
	1,055		T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	1,111	(e)
	1,085		T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	1,137
	695		T-Mobile USA, Inc., Guaranteed Notes, 6.00%, due 3/1/23	735
	1,795		Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	1,787	(e)(g)
	695		Wind Acquisition Finance SA, Secured Notes, 7.38%, due 4/23/21	692	(g)
				17,611
Telecom - Wireline Integrated & Services (0.7%)
	1,175		CenturyLink, Inc., Senior Unsecured Notes, Ser. S, 6.45%, due 6/15/21	1,254
	200		CenturyLink, Inc., Senior Unsecured Notes, Ser. P, 7.60%, due 9/15/39	179
	2,600		Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	2,438
	855		Communications Sales & Leasing, Inc./CSL Capital LLC, Guaranteed Notes, 8.25%, due 10/15/23	873
	1,285		Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	1,338
	495		Equinix, Inc., Senior Unsecured Notes, 5.88%, due 1/15/26	533
	175		Frontier Communications Corp., Senior Unsecured Notes, 6.25%, due 9/15/21	170
	250		Frontier Communications Corp., Senior Unsecured Notes, 10.50%, due 9/15/22	269
	705		Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 1/15/23	654
	440		Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	406
	1,315		Frontier Communications Corp., Senior Unsecured Notes, 11.00%, due 9/15/25	1,405
	1,135		Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 8/15/22	1,192	(e)
	550		Level 3 Financing, Inc., Guaranteed Notes, 5.13%, due 5/1/23	567
	640		Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 1/15/24	671
	550		Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 5/1/25	578
	1,325		U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	1,324
	840		Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	773
				14,624
Telecommunications (2.2%)
	12,145		AT&T, Inc., Senior Unsecured Notes, 5.35%, due 9/1/40	13,798	(e)
	11,870		AT&T, Inc., Senior Unsecured Notes, 4.75%, due 5/15/46	12,580	(e)
	8,225		Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	9,027	(e)
	10,194		Verizon Communications, Inc., Senior Unsecured Notes, 4.67%, due 3/15/55	10,663	(e)
				46,068
Theaters & Entertainment (0.1%)
	210		AMC Entertainment, Inc., Guaranteed Notes, 5.75%, due 6/15/25	210
	1,225		Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	1,274	(e)
				1,484

			Total Corporate Bonds (Cost $851,977)	895,490

Asset-Backed Securities (18.0%)
	5,263		Aames Mortgage Investment Trust, Ser. 2005-4, Class M3, 1.27%, due 10/25/35	4,379	(b)
	1,996		Accredited Mortgage Loan Trust, Ser. 2005-4, Class A2D, 0.81%, due 12/25/35	1,924	(b)
	5,530		Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 0.77%, due 4/25/36	4,931	(b)
	8,754		Aegis Asset Backed Securities Trust, Ser. 2005-3, Class M2, 0.97%, due 8/25/35	7,631	(b)
	3,044		Ameriquest Mortgage Securities, Inc., Ser. 2005-R5, Class M3, 0.98%, due 7/25/35	2,763	(b)
	6,400		Ameriquest Mortgage Securities, Inc., Ser. 2005-R5, Class M4, 1.12%, due 7/25/35	5,560	(b)
	3,960		Ameriquest Mortgage Securities, Inc., Ser. 2005-R7, Class M2, 0.99%, due 9/25/35	3,641	(b)
	3,555		Ameriquest Mortgage Securities, Inc., Ser. 2005-R8, Class M3, 1.00%, due 10/25/35	2,982	(b)
	1,071		Argent Securities, Inc., Ser. 2003-W3, Class M1, 1.61%, due 9/25/33	939	(b)
	5,852		Argent Securities, Inc., Ser. 2004-W10, Class M1, 1.39%, due 10/25/34	5,343	(b)
	8,150		Argent Securities, Inc., Ser. 2005-W2, Class M1, 0.98%, due 10/25/35	6,750	(b)
	660		Asset Backed Securities Corp. Home Equity, Ser. 2004-HE5, Class M2, 2.36%, due 8/25/34	637	(b)
	1,501		Asset Backed Securities Corp. Home Equity, Ser. 2006-HE1, Class A3, 0.69%, due 1/25/36	1,467	(b)
	2,905		Bear Stearns Asset Backed Securities I Trust, Ser. 2005-TC1, Class M1, 1.15%, due 5/25/35	2,759	(b)
	6,730		Bear Stearns Asset Backed Securities I Trust, Ser. 2005-AQ2, Class M1, 0.98%, due 9/25/35	5,830	(b)
	2,797		Bear Stearns Asset Backed Securities I Trust, Ser. 2006-HE1, Class 1M3, 0.95%, due 12/25/35	2,370	(b)
	1,611		Bear Stearns Asset Backed Securities Trust, Ser. 2004-SD3, Class M2, 1.74%, due 9/25/34	1,528	(b)
	1,580		Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1, Class 2M1, 0.90%, due 2/25/36	1,503	(b)
	7,265		Bear Stearns Asset Backed Securities Trust, Ser. 2006-SD2, Class M2, 1.29%, due 6/25/36	6,153	(b)
	1,050		Carrington Mortgage Loan Trust, Ser. 2005-OPT2, Class M4, 1.46%, due 5/25/35	952	(b)
	3,603		Carrington Mortgage Loan Trust, Ser. 2005-NC3, Class M2, 0.95%, due 6/25/35	3,490	(b)
	11,410		Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class M1, 0.97%, due 10/25/35	10,387	(b)
	9,035		Carrington Mortgage Loan Trust, Ser. 2006-NC1, Class A4, 0.80%, due 1/25/36	7,684	(b)
	12,000		Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, 0.73%, due 5/25/36	10,183	(b)
	4,457		Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 0.97%, due 10/25/35	4,003	(b)
	1,318		Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE2, Class M1, 1.24%, due 5/25/35	1,312	(b)(g)
	1,930		Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.86%, due 1/25/36	1,825	(b)
	853		Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.65%, due 9/25/36	594	(b)
	4,727		Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH4, Class M1, 0.77%, due 11/25/36	3,973	(b)
	5,362		Ellington Loan Acquisition Trust, Ser. 2007-2, Class A2E, 1.59%, due 5/25/37	5,149	(b)(g)
	6,825		Ellington Loan Acquisition Trust, Ser. 2007-1, Class A2C, 1.74%, due 5/29/37	6,392	(b)(g)
	4,318		EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, 1.61%, due 9/25/33	4,241	(b)
	5,000		FBR Securitization Trust, Ser. 2005-2, Class M2, 1.24%, due 9/25/35	4,439	(b)
	5,640		Fieldstone Mortgage Investment Trust, Ser. 2005-1, Class M5, 1.61%, due 3/25/35	5,199	(b)
	3,154		First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF1, Class M1, 1.22%, due 12/25/34	3,041	(b)
	1,905		First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FFH4, Class M5, 2.06%, due 1/25/35	1,888	(b)
	7,574		First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF3, Class M5, 1.14%, due 4/25/35	6,786	(b)
	2,453		First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF5, Class M2, 1.22%, due 5/25/35	2,401	(b)
	3,425		GSAMP Trust, Ser. 2006-HE1, Class M1, 0.88%, due 1/25/36	2,898	(b)
	2,815		Home Equity Asset Trust, Ser. 2005-8, Class M1, 0.92%, due 2/25/36	2,631	(b)
	1,582		Home Equity Mortgage Trust, Ser. 2004-5, Class M2, 2.09%, due 2/25/35	1,488	(b)
	3,775		HSI Asset Securitization Corp. Trust, Ser. 2006-OPT1, Class M1, 0.85%, due 12/25/35	3,239	(b)
	9,370		HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class M2, 0.88%, due 1/25/36	7,928	(b)
	4,617		IndyMac Residential Asset-Backed Trust, Ser. 2005-D, Class AII4, 0.84%, due 3/25/36	4,082	(b)
	1,767		JP Morgan Mortgage Acquisition Corp., Ser. 2005-OPT2, Class M2, 0.94%, due 12/25/35	1,578	(b)
	11,998		JP Morgan Mortgage Acquisition Corp., Ser. 2005-OPT2, Class M3, 0.97%, due 12/25/35	9,794	(b)
	6,325		JP Morgan Mortgage Acquisition Corp., Ser. 2006-ACC1, Class A5, 0.73%, due 5/25/36	6,006	(b)
	5,790		JP Morgan Mortgage Acquisition Corp., Ser. 2007-CH1, Class MV2, 0.77%, due 11/25/36	5,160	(b)
	614		JP Morgan Mortgage Acquisition Corp., Ser. 2007-HE1, Class AF1, 0.59%, due 3/25/47	321	(b)
	7,080		JP Morgan Mortgage Acquisition Trust, Ser. 2006-CW1, Class A5, 0.73%, due 5/25/36	6,586	(b)
	3,497		JP Morgan Mortgage Acquisition Trust, Ser. 2006-CH1, Class M1, 0.71%, due 7/25/36	3,014	(b)
	4,595		Long Beach Mortgage Loan Trust, Ser. 2005-1, Class M3, 1.36%, due 2/25/35	4,218	(b)
	4,180		MASTR Asset Backed Securities Trust, Ser. 2006-AM1, Class A4, 0.78%, due 1/25/36	3,485	(b)
	1,050		Morgan Stanley Home Equity Loan Trust, Ser. 2005-4, Class M1, 1.10%, due 9/25/35	923	(b)
	7,391		Morgan Stanley Home Equity Loan Trust, Ser. 2006-2, Class A4, 0.77%, due 2/25/36	6,931	(b)
	2,922		New Century Home Equity Loan Trust, Ser. 2005-B, Class A2D, 0.89%, due 10/25/35	2,778	(b)
	1,806		Newcastle Mortgage Securities Trust, Ser. 2006-1, Class A4, 0.77%, due 3/25/36	1,784	(b)
	9,476		Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, 0.86%, due 3/25/36	8,252	(b)
	4,562		Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Ser. 2005-HE1, Class M4, 1.37%, due 9/25/35	4,073	(b)
	2,550		Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Ser. 2006-HE1, Class M1, 0.90%, due 2/25/36	2,367	(b)
	6,350		Park Place Securities, Inc., Ser. 2004-WWF1, Class M4, 2.14%, due 12/25/34	6,127	(b)
	9,335		Park Place Securities, Inc., Ser. 2004-WHQ2, Class M3, 1.52%, due 2/25/35	9,227	(b)
	1,610		Park Place Securities, Inc., Ser. 2005-WHQ3, Class M4, 1.43%, due 6/25/35	1,420	(b)
	5,753		People's Choice Home Loan Securities Trust, Ser. 2005-4, Class 1A2, 1.01%, due 12/25/35	5,251	(b)
	6,720		Popular ABS Mortgage Pass-Through Trust, Ser. 2005-4, Class M1, 0.95%, due 9/25/35	5,997	(b)
	807		Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 1.17%, due 3/25/33	724	(b)
	2,250		Residential Asset Mortgage Products, Inc., Ser. 2005-RS4, Class M3, 0.97%, due 4/25/35	2,109	(b)
	2,000		Residential Asset Mortgage Products, Inc., Ser. 2005-RZ2, Class M4, 1.05%, due 5/25/35	1,809	(b)
	5,531		Residential Asset Mortgage Products, Inc., Ser. 2005-EFC4, Class M4, 1.08%, due 9/25/35	4,669	(b)
	2,650		Residential Asset Mortgage Products, Inc., Ser. 2006-EFC1, Class M2, 0.89%, due 2/25/36	2,216	(b)
	7,375		Residential Asset Mortgage Products, Inc., Ser. 2006-RZ1, Class M3, 0.94%, due 3/25/36	6,035	(b)
	9,197		Residential Asset Mortgage Products, Inc., Ser. 2005-RZ3, Class M1, 0.84%, due 8/25/36	7,032	(b)
	3,647		Residential Asset Securities Corp., Ser. 2005-KS6, Class M6, 1.19%, due 7/25/35	3,055	(b)
	2,145		Residential Asset Securities Corp., Ser. 2005-KS10, Class M2, 0.93%, due 11/25/35	1,874	(b)
	10,100		Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, 0.95%, due 1/25/36	8,647	(b)
	1,151		Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1.36%, due 8/25/35	967	(b)
	664		Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1.46%, due 7/25/34	625	(b)
	775		Soundview Home Equity Loan Trust, Ser. 2005-DO1, Class M5, 1.45%, due 5/25/35	686	(b)
	11,530		Soundview Home Equity Loan Trust, Ser. 2005-OPT1, Class M2, 1.16%, due 6/25/35	10,529	(b)
	7,665		Soundview Home Equity Loan Trust, Ser. 2005-OPT2, Class M1, 1.00%, due 8/25/35	6,984	(b)
	6,700		Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 0.96%, due 11/25/35	5,709	(b)
	5,041		Soundview Home Equity Loan Trust, Ser. 2006-1, Class A4, 0.79%, due 2/25/36	4,695	(b)
	12,000		Soundview Home Equity Loan Trust, Ser. 2006-WF2, Class M1, 0.71%, due 12/25/36	10,204	(b)
	6,646		Soundview Home Equity Loan Trust, Ser. 2007-1, Class 2A3, 0.66%, due 3/25/37	6,219	(b)
	8,711		Structured Asset Investment Loan Trust, Ser. 2004-6, Class A3, 1.29%, due 7/25/34	8,244	(b)
	400		Structured Asset Investment Loan Trust, Ser. 2005-4, Class M3, 1.21%, due 5/25/35	373	(b)
	4,255		Structured Asset Securities Corp., Ser. 2005-NC2, Class M3, 0.92%, due 5/25/35	4,155	(b)
	7,780		Structured Asset Securities Corp., Ser. 2005-WF4, Class M4, 1.07%, due 11/25/35	7,017	(b)
	573		Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, 0.65%, due 4/25/36	544	(b)
	853		Structured Asset Securities Corp., Ser. 2006-NC1, Class A4, 0.64%, due 5/25/36	821	(b)

			Total Asset-Backed Securities (Cost $354,841)	376,529

Foreign Government Securities (4.4%)

Sovereign (4.4%)
MXN	572,695		Mexican Bonos, Senior Unsecured Notes, Ser. M, 7.75%, due 11/13/42	35,716
NZD	9,150		New Zealand Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/35	7,651	(o)
ZAR	480,520		South Africa Government Bond, Bonds, Ser. R214, 6.50%, due 2/28/41	24,818
EUR	18,795		Spain Government Bond, Senior Unsecured Notes, 2.90%, due 10/31/46	24,833	(g)(o)

			Total Foreign Government Securities (Cost $104,991)	93,018

NUMBER OF SHARES

Exchange Traded Fund (0.1%)
	17,800		iShares JP Morgan USD Emerging Markets Bond ETF (Cost $1,918)	2,068

Mutual Fund (3.6%)
	8,550,640		Neuberger Berman Emerging Markets Debt Fund Institutional Class (Cost $82,608)	75,999	(p)

Short-Term Investment (2.8%)
	58,264,187		State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (Cost $58,264)	58,264	(e)(q)

			Total Investments (119.7%) (Cost $2,463,899)	2,504,995	##

			Other Assets Less Liabilities [(19.7%)]	(412,496)	(r)#

			Net Assets (100.0%)	$2,092,499

(a)	Principal amount is stated in the currency in which the security is denominated. EUR = Euro MXN=Mexican Peso NZD = New Zealand Dollar ZAR=South African Rand
(b)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	All or a portion of this security had not settled as of 7/31/2016 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(e)
All or a portion of this security is segregated in connection with obligations for TBAs, when-issued securities, futures contracts and/or delayed delivery securities with a total value of approximately $751,205,000.

(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $253,346,000, which represents 12.1% of net assets of the Fund.  Securities denoted with (g) but without (l) have been deemed by the investment manager to be liquid.

(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at 7/31/2016, amounted to approximately $433,832,000, which represents 20.7% of net assets of the Fund.

(i)	Amount less than one thousand.
(j)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(k)	Defaulted security.
(l)	Illiquid security.
(m)	When-issued security. Total value of all such securities at 7/31/2016 amounted to approximately $1,663,000, which represents 0.1% of net assets of the Fund.
(n)	Payment-in-kind (PIK) security. Security has the ability to pay in-kind or pay income in cash. When applicable, separate rates of such payments are disclosed.
(o)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at 7/31/2016, amounted to approximately $32,484,000, which represents 1.6% of net assets of the Fund.

(p)	Affiliated company. (see Note § below).
(q)	Represents 7-day effective yield as of 7/31/2016.
(r)	Includes the impact of the Fund's open positions in derivatives at 7/31/2016.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont'd)

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2016, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
9/8/2016	337 Euro-Buxl Bond, 30 Year	Short	$(7,170,303)
9/19/2016	366 Euro	Short	840,596
9/8/2016	136 Euro-OAT	Short	(293,854)
9/19/2016	14 Pound Sterling	Short	111,772
9/9/2016	811 Mini Japanese Government Bond,10 Year	Short	(355,306)
9/19/2016	130 Mexican Peso	Short	9,907
9/19/2016	723 New Zealand Dollar	Short	(2,092,210)
9/30/2016	75 U.S. Treasury Notes, 5 Year	Short	(150,266)
9/21/2016	1,344 U.S. Treasury Notes, 10 Year	Short	(4,202,447)
9/19/2016	444 South African Rand	Short	(1,432,917)
9/19/2016	574 Australian Dollar/United States Dollar	Long	1,452,915
6/19/2017	1,015 Canadian Bankers’ Acceptance, 90 Day	Long	(462,295)
9/8/2016	128 Euro-Bund	Long	254,347
9/21/2016	42 U.S. Treasury Bond, Long	Long	493,349
9/21/2016	51 U.S. Treasury Bond, Ultra Long	Long	770,339
9/21/2016	721 U.S. Treasury Bond, 10 Year Ultra	Long	2,521,965
Total			$(9,704,408)

At July 31, 2016, the notional value of futures for the Fund was $382,621,634 for long positions and $(532,084,565) for short positions. The Fund had deposited $20,600,167 in segregated accounts to cover margin requirements on open futures.

Schedule of Investments Strategic Income Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Business Equipment & Services	$—	$4,984	$1,226	$6,210
Financial Intermediaries	—	2,767	374	3,141
Health Care	—	4,896	603	5,499
Lodging & Casinos	—	6,105	318	6,423
Other Loan Assignments (a)	—	47,335	—	47,335
Total Loan Assignments	—	66,087	2,521	68,608
U.S. Treasury Obligations	—	448,405	—	448,405
U.S. Government Agency Security	—	6,090	—	6,090
Mortgage-Backed Securities(a)	—	480,524	—	480,524
Corporate Bonds(a)	—	895,490	—	895,490
Asset-Backed Securities	—	376,529	—	376,529
Foreign Government Securities	—	93,018	—	93,018
Exchange Traded Fund	2,068	—	—	2,068
Mutual Fund	—	75,999	—	75,999
Short-Term Investment	—	58,264	—	58,264
Total Investments	$2,068	$2,500,406	$2,521	$2,504,995

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2015	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2016
Investments in Securities:
Loan Assignments
Business Equipment & Services	$494	$—	$—	$(2)	$—	$(225)	$959	$—	$1,226	$(2)
Containers & Glass Products	390	—	—	—	—	—	—	(390)	—	—
Electronics - Electrical	1,074	—	(240)	160	—	(994)	—	—	—	—
Financial Intermediaries	—	—	(1)	(1)	—	(96)	472	—	374	(1)
Health Care	—	—	—	(7)	339	(2)	273	—	603	(7)
Industrial Equipment	529	—	(5)	—	49	(318)	—	(255)	—	—
Leisure Goods - Activities - Movies	897	—	(166)	52	—	(783)	—	—	—	—
Lodging & Casinos	768	—	5	(3)	—	(771)	319	—	318	—
Steel	602	—	(153)	32	—	(481)	—	—	—	—
Corporate Bonds
Chemicals & Plastics(c)	0	—	0	0	—	(0)	—	—	0	0
Total	$4,754	$—	$(560)	$231	$388	$(3,670)	$2,023	$(645)	$2,521	$(10)

(c)	Amount less than one thousand.

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended July 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, approximately $645,000 was transferred from Level 3 to Level 2. Also, approximately $2,023,000 was transferred from Level 2 to Level 3. Transfers of loan assignments and corporate bonds into or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2016, the Fund had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2016:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$6,455	$—	$—	$6,455
Liabilities	(16,159)	—	—	(16,159)
Total	$(9,704)	$—	$—	$(9,704)

(a)	Futures are reported at the cumulative appreciation/(depreciation) of the investment.

#	As of July 31, 2016, the value of unfunded loan commitments was approximately $32,000.

(000’s omitted) Borrower	Principal Amount	Value
Kenan Advantage Group, First Lien Term Loan, 1.50%, due 1/31/17	$32	$32

§	Investments in Affiliates(1):

	Balance of Shares Held October 31, 2015	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2016	Value July 31, 2016	Distributions from Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Strategic Income
Neuberger Berman Emerging Markets Debt Fund Institutional Class	14,077,939	442,850	(5,970,149)	8,550,640	$75,998,529	$3,739,041	$(11,704,316)

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Income Funds and Management have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(2)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the Underlying Fund.

Abbreviations:

EUR = Euro
MXN=Mexican Peso
NZD = New Zealand Dollar
ZAR=South African Rand

Schedule of Investments Unconstrained Bond Fund
(Unaudited) 7/31/16

PRINCIPAL AMOUNT(a)			VALUE	†
(000's omitted)			(000's omitted)

U.S. Treasury Obligations (9.0%)
	$1,010	U.S. Treasury Bonds, 5.50%, due 8/15/28	$1,448
	1,424	U.S. Treasury Inflation-Indexed Bonds, 0.38%, due 7/15/23	1,471
	299	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/25	305
	575	U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/26	677
	190	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/29	275
	745	U.S. Treasury Notes, 2.75%, due 2/15/24	822

		Total U.S. Treasury Obligations (Cost $4,789)	4,998

Mortgage-Backed Securities (2.2%)

Collateralized Mortgage Obligations (0.5%)
	321	RAAC, Ser. 2004-SP3, Class MII1, 1.14%, due 9/25/34	274	(b)

Commercial Mortgage-Backed (0.6%)
	1,212	Commercial Mortgage Trust, Ser. 2013-CR11, Class XA, 1.20%, due 10/10/46	71	(b)(h)
	849	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.23%, due 4/10/47	51	(b)(h)
	973	Commercial Mortgage Trust, Ser. 2014-LC15, Class XA, 1.38%, due 4/10/47	63	(b)(h)
	849	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.22%, due 6/15/47	52	(b)(h)
	1,162	WF-RBS Commercial Mortgage Trust, Ser. 2014-LC14, Class XA, 1.40%, due 3/15/47	77	(b)(h)
			314
Fannie Mae (0.7%)
	355	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	380	(c)

Freddie Mac (0.4%)
	225	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	241	(c)

		Total Mortgage-Backed Securities (Cost $1,296)	1,209

Corporate Bonds (46.0%)

Aerospace & Defense (0.5%)
EUR	200	Leonardo-Finmeccanica SpA, Senior Unsecured Euro Medium-Term Notes, 4.50%, due 1/19/21	254

Airlines (0.4%)
	$229	American Airlines, Inc., Pass-Through Certificates, 4.38%, due 10/1/22	233	(d)

Auto Manufacturers (2.6%)
	200	General Motors Financial Co., Inc., Guaranteed Notes, 4.30%, due 7/13/25	209	(d)
EUR	100	GIE PSA Tresorerie, Guaranteed Notes, 6.00%, due 9/19/33	137
EUR	100	Peugeot SA, Guaranteed Euro Medium-Term Notes, 2.38%, due 4/14/23	120	(e)
EUR	800	Volkswagen Int'l Finance NV, Guaranteed Notes, 2.50%, due 12/29/49	859	(b)(e)
EUR	100	Volvo Treasury AB, Guaranteed Notes, 4.20%, due 6/10/75	115	(b)(e)
			1,440
Auto Parts & Equipment (2.1%)
EUR	200	Faurecia, Guaranteed Notes, 3.13%, due 6/15/22	229	(e)
EUR	200	Gestamp Funding Luxembourg SA, Senior Secured Notes, 3.50%, due 5/15/23	233	(e)
EUR	300	Schaeffler Finance BV, Senior Secured Euro Medium-Term Notes, 3.50%, due 5/15/22	347	(e)
EUR	300	ZF N.A. Capital, Inc., Guaranteed Notes, 2.75%, due 4/27/23	354	(e)
			1,163
Banks (6.2%)
	$360	Bank of America Corp., Junior Subordinated Notes, Ser. U, 5.20%, due 12/31/49	354	(b)(d)
EUR	200	Barclays PLC, Subordinated Euro Medium-Term Notes, 2.63%, due 11/11/25	217	(b)(e)
	$115	Barclays PLC, Junior Subordinated Notes, 8.25%, due 12/29/49	117	(b)(d)
	$270	Capital One Financial Corp., Junior Subordinated Notes, Ser. E, 5.55%, due 12/29/49	274	(b)
	270	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	277	(b)(d)
	305	Fifth Third Bancorp, Junior Subordinated Notes, Ser. J, 4.90%, due 12/29/49	284	(b)(d)
	395	Goldman Sachs Group, Inc., Subordinated Notes, 4.25%, due 10/21/25	417
	280	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/31/49	284	(b)(d)
	335	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/31/49	350	(b)(d)
	300	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 12/31/49	295	(b)
EUR	500	Royal Bank of Scotland Group PLC, Subordinated Euro Medium-Term Notes, 3.63%, due 3/25/24	554	(b)(e)
			3,423
Building Materials (0.2%)
EUR	100	Cemex SAB de CV, Senior Secured Notes, 4.38%, due 3/5/23	110	(e)

Chemicals (1.8%)
EUR	300	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B, Senior Secured Notes, 5.75%, due 2/1/21	349	(e)
EUR	300	Celanese US Holdings LLC, Guaranteed Notes, 3.25%, due 10/15/19	360
EUR	150	Huntsman Int'l LLC, Guaranteed Notes, 4.25%, due 4/1/25	161
EUR	125	Ineos Finance PLC, Senior Secured Notes, 4.00%, due 5/1/23	142	(e)
			1,012
Commercial Services (0.6%)
EUR	150	Avis Budget Finance PLC, Guaranteed Notes, 6.00%, due 3/1/21	174	(e)
EUR	150	IVS Group SA, Guaranteed Notes, 4.50%, due 11/15/22	175	(e)
			349
Computers (1.5%)
	$290	HP Enterprise Co., Senior Unsecured Notes, 4.90%, due 10/15/25	311	(d)(f)
	540	Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	504	(d)
			815
Electric (1.7%)
GBP	400	Electricite de France SA, Junior Subordinated Euro Medium-Term Notes, 6.00%, due 12/29/49	504	(b)(e)
EUR	200	EnBW Energie Baden-Wuerttemberg AG, Junior Subordinated Euro Medium-Term Notes, 3.63%, due 4/2/76	225	(b)(e)
EUR	100	Enel SpA, Junior Subordinated Notes, 5.00%, due 1/15/75	119	(b)(e)
EUR	100	Gas Natural Fenosa Finance BV, Guaranteed Notes, 3.38%, due 12/29/49	106	(b)(e)
			954
Electrical Components & Equipment (0.2%)
EUR	100	Belden, Inc., Guaranteed Euro Medium-Term Notes, 5.50%, due 4/15/23	117	(e)

Electronics (0.3%)
EUR	150	Techem Energy Metering Service GmbH & Co. KG, Secured Euro Medium-Term Notes, 7.88%, due 10/1/20	176	(e)

Energy - Alternate Resources (0.7%)
GBP	300	Infinis PLC, Senior Secured Notes, 7.00%, due 2/15/19	401	(e)

Entertainment (0.3%)
EUR	150	Merlin Entertainments PLC, Guaranteed Notes, 2.75%, due 3/15/22	168	(e)

Food (1.6%)
GBP	53	Bakkavor Finance 2 PLC, Senior Secured Notes, 8.25%, due 2/15/18	71	(e)
EUR	200	Campofrio Food Group SA, Guaranteed Notes, 3.38%, due 3/15/22	231	(e)
GBP	100	Moy Park BondCo PLC, Guaranteed Notes, 6.25%, due 5/29/21	137	(e)
EUR	282	Picard Groupe SAS, Senior Secured Notes, 4.25%, due 8/1/19	316	(b)(e)
GBP	100	Tesco PLC, Senior Unsecured Euro Medium-Term Notes, Ser. 68, 6.13%, due 2/24/22	149
			904
Forest Products & Paper (0.6%)
EUR	300	Smurfit Kappa Acquisitions, Guaranteed Notes, 2.75%, due 2/1/25	346	(e)

Gas (0.4%)
EUR	210	Centrica PLC, Junior Subordinated Notes, 3.00%, due 4/10/76	228	(b)(e)

Healthcare - Services (0.5%)
EUR	100	Fresenius SE & Co. KGaA, Guaranteed Notes, 4.00%, due 2/1/24	134	(e)
GBP	100	Voyage Care Bondco PLC, Senior Secured Notes, 6.50%, due 8/1/18	129	(e)
			263
Household Products - Wares (0.2%)
EUR	100	Ontex Group NV, Senior Secured Notes, 4.75%, due 11/15/21	119	(e)

Insurance (3.3%)
	$470	ING US, Inc., Guaranteed Notes, 5.65%, due 5/15/53	454	(b)
	340	MetLife, Inc., Junior Subordinated Notes, Ser. C, 5.25%, due 12/29/49	340	(b)(d)
GBP	750	PGH Capital Ltd., Guaranteed Notes, 5.75%, due 7/7/21	1,058	(e)
			1,852
Leisure Time (0.3%)
EUR	150	Cirsa Funding Luxembourg SA, Guaranteed Notes, 5.88%, due 5/15/23	173	(e)

Media (3.7%)
	$420	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, due 7/23/25	464	(f)
EUR	275	LGE HoldCo VI BV, Senior Secured Notes, 7.13%, due 5/15/24	346	(e)
EUR	300	Numericable-SFR SA, Senior Secured Notes, 5.63%, due 5/15/24	342	(e)
EUR	150	Telenet Finance V Luxembourg SCA, Senior Secured Notes, 6.75%, due 8/15/24	187	(e)
EUR	120	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 6.25%, due 1/15/29	152	(e)
EUR	150	UPC Holding BV, Secured Notes, 6.38%, due 9/15/22	179	(e)
EUR	100	UPCB Finance IV Ltd., Senior Secured Notes, 4.00%, due 1/15/27	111	(e)
GBP	90	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.50%, due 1/15/25	124	(e)
GBP	100	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.25%, due 3/28/29	139	(e)
			2,044
Mining (2.3%)
GBP	200	BHP Billiton Finance Ltd., Guaranteed Notes, 6.50%, due 10/22/77	290	(b)(e)
EUR	700	Glencore Finance Europe SA, Guaranteed Euro Medium-Term Notes, 1.25%, due 3/17/21	766	(e)
	$250	Glencore Funding LLC, Guaranteed Notes, 4.00%, due 4/16/25	234	(d)(f)
			1,290
Oil & Gas (2.0%)
	195	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, due 6/1/25	177	(d)
GBP	150	Petrobras Global Finance BV, Guaranteed Euro Medium-Term Notes, 6.25%, due 12/14/26	175
EUR	700	TOTAL SA, Junior Subordinated Euro Medium-Term Notes, 2.25%, due 12/29/49	764	(b)(e)
			1,116
Packaging & Containers (1.6%)
EUR	150	Ardagh Packaging Finance PLC, Senior Secured Notes, 4.25%, due 1/15/22	173	(e)
EUR	200	Crown European Holdings SA, Guaranteed Notes, 4.00%, due 7/15/22	243	(e)
EUR	100	Kloeckner Pentaplast of America, Inc., Guaranteed Notes, 7.13%, due 11/1/20	118	(e)
EUR	100	OI European Group BV, Guaranteed Notes, 6.75%, due 9/15/20	134	(e)
EUR	100	Rexam PLC, Subordinated Notes, 6.75%, due 6/29/67	112	(b)(e)
EUR	100	Sealed Air Corp., Senior Unsecured Euro Medium-Term Notes, 4.50%, due 9/15/23	122	(e)
			902
Pipelines (3.3%)
	$510	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, due 6/1/25	528	(d)
	1,040	TransCanada Trust, Guaranteed Notes, 5.63%, due 5/20/75	1,006	(b)(d)
	285	Williams Partners L.P., Senior Unsecured Notes, 3.60%, due 3/15/22	278
			1,812
Real Estate Investment Trust (1.1%)
GBP	200	Iron Mountain Europe PLC, Guaranteed Notes, 6.13%, due 9/15/22	275	(e)
	$310	Omega Healthcare Investors, Inc., Guaranteed Notes, 5.25%, due 1/15/26	329	(d)
			604
Retail (0.5%)
GBP	100	Debenhams PLC, Guaranteed Notes, 5.25%, due 7/15/21	129	(e)
GBP	100	Stonegate Pub Co. Financing PLC, Senior Secured Notes, 5.75%, due 4/15/19	134	(e)
			263
Savings & Loans (2.0%)
GBP	850	Nationwide Building Society, Junior Subordinated Euro Medium-Term Notes, 6.88%, due 12/29/49	1,081	(b)(e)

Software (0.4%)
EUR	100	IMS Health, Inc., Senior Unsecured Notes, 4.13%, due 4/1/23	116	(e)
EUR	100	InterXion Holding NV, Senior Secured Notes, 6.00%, due 7/15/20	118	(e)
			234
Telecommunications (2.6%)
EUR	200	Bulgarian Telecommunications Co. EAD, Senior Secured Euro Medium-Term Notes, 6.63%, due 11/15/18	229	(e)
EUR	100	Koninklijke KPN NV, Junior Subordinated Notes, 6.13%, due 3/29/49	120	(b)(e)
EUR	100	Olivetti Finance SA, Guaranteed Euro Medium-Term Notes, Ser. 14, 7.75%, due 1/24/33	152
EUR	150	Play Finance 2 SA, Senior Secured Notes, 5.25%, due 2/1/19	172	(e)
	$165	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	181	(d)
EUR	100	TDC A/S, Junior Subordinated Notes, 3.50%, due 2/26/3015	106	(b)(e)
EUR	100	Telefonica Europe BV, Guaranteed Notes, 5.88%, due 3/31/49	119	(b)(e)
	170	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, due 9/15/43	232	(d)
EUR	100	Wind Acquisition Finance SA, Senior Secured Notes, 4.00%, due 7/15/20	112	(e)
			1,423
Transportation (0.5%)
EUR	250	Russian Railways via RZD Capital PLC, Senior Unsecured Notes, 4.60%, due 3/6/23	300	(e)

		Total Corporate Bonds (Cost $25,804)	25,569

Asset-Backed Securities (15.5%)
	$330	Aames Mortgage Investment Trust, Ser. 2005-4, Class M3, 1.27%, due 10/25/35	275	(b)
	160	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 0.77%, due 4/25/36	143	(b)
	150	Argent Securities, Inc., Ser. 2005-W2, Class M1, 0.98%, due 10/25/35	124	(b)
	229	Bear Stearns Asset Backed Securities Trust, Ser. 2004-SD3, Class M2, 1.74%, due 9/25/34	217	(b)
	483	Bear Stearns Asset Backed Securities Trust, Ser. 2005-SD2, Class 1M2, 1.49%, due 3/25/35	439	(b)
	325	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, 0.73%, due 5/25/36	276	(b)
	310	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 0.97%, due 10/25/35	278	(b)
	141	Ellington Loan Acquisition Trust, Ser. 2007-2, Class A2E, 1.59%, due 5/25/37	136	(b)(f)
	285	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 1.14%, due 4/25/35	255	(b)
	192	GSAA Home Equity Trust, Ser. 2005-10, Class M4, 1.14%, due 6/25/35	174	(b)
	170	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1, 1.61%, due 5/25/32	162	(b)
	330	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, 0.86%, due 3/25/36	287	(b)
	62	Park Place Securities, Inc., Ser. 2004-WHQ1, Class M4, 2.21%, due 9/25/34	53	(b)
	192	Popular Mortgage Pass-Through Trust, Ser. 2005-5, Class MV1, 0.93%, due 11/25/35	177	(b)
	1,293	Renaissance Home Equity Loan Trust, Ser. 2005-1, Class AV3, 0.82%, due 5/25/35	1,131	(b)
	241	Renaissance Home Equity Loan Trust, Ser. 2005-2, Class AV3, 0.86%, due 8/25/35	208	(b)
	140	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ1, Class M5, 1.12%, due 10/25/34	127	(b)
	650	Residential Asset Mortgage Products, Inc., Ser. 2006-EFC4, Class M4, 1.08%, due 9/25/35	549	(b)
	1,710	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ4, Class M3, 1.01%, due 11/25/35	1,434	(b)
	1,750	Residential Asset Mortgage Products, Inc., Ser. 2006-EFC1, Class M2, 0.89%, due 2/25/36	1,463	(b)
	170	Residential Asset Mortgage Products, Inc., Ser. 2006-RZ3, Class M1, 0.84%, due 8/25/36	130	(b)
	183	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1.46%, due 7/25/34	173	(b)
	130	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 0.96%, due 11/25/35	111	(b)
	185	Structured Asset Securities Corp., Ser. 2005-WF4, Class M4, 1.07%, due 11/25/35	167	(b)
	136	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, 0.65%, due 4/25/36	129	(b)

		Total Asset-Backed Securities (Cost $8,416)	8,618

Foreign Government Securities (12.0%)

Sovereign (12.0%)
	94	Belize Government International Bond, Senior Unsecured Notes, 5.00%, due 2/20/38	52	(e)(g)
MXN	14,190	Mexican Bonos, Senior Unsecured Notes, Ser. M, 8.00%, due 12/7/23	856
MXN	15,900	Mexican Bonos, Senior Unsecured Notes, Ser. M, 7.75%, due 11/13/42	992
NZD	4,605	New Zealand Government Bond, Senior Unsecured Notes, Ser. 427, 4.50%, due 4/15/27	4,075	(e)
ZAR	13,425	South Africa Government Bond, Bonds, Ser. R214, 6.50%, due 2/28/41	693

		Total Foreign Government Securities (Cost $6,271)	6,668

NUMBER OF SHARES

Purchased Options (0.0%)
	60	U.S. 5-Year Future Option Put, expiring August 26, 2016 @ 120.5	3
	60	U.S. 5-Year Future Option Put, expiring August 26, 2016 @ 120.7	3

		Total Purchased Options (Cost $64)	6

Exchange Traded Funds (5.7%)
	18,500	iShares iBoxx $ High Yield Corporate Bond ETF	1,580
	44,400	SPDR Barclays Capital High Yield Bond ETF	1,601

		Total Exchange Traded Funds (Cost $2,861)	3,181

Short-Term Investment (7.1%)
	3,918,620	State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (Cost $3,919)	3,919	(d)(i)

		Total Investments (97.5%) (Cost $53,420)	54,168	##

		Other Assets Less Liabilities (2.5%)	1,405	(j)

		Net Assets (100.0%)	$55,573

(a)	Principal amount is stated in the currency in which the security is denominated.
EUR = Euro
GBP = Pound Sterling
MXN=Mexican Peso
NZD = New Zealand Dollar
ZAR=South African Rand
(b)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(c)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2016, amounted to approximately $621,000, which represents 1.1% of net assets of the Fund.

(d)
All or a portion of this security is segregated in connection with obligations for TBAs and/or futures contracts and/or credit default swap contracts and/or forward contracts with a total value of approximately $9,869,000.

(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at 7/31/2016, amounted to approximately $20,176,000, which represents 36.3% of net assets of the Fund.

(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $1,145,000, which represents 2.1% of net assets of the Fund.  These securities have been deemed by the investment manager to be liquid.

(g)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(h)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(i)	Represents 7-day effective yield as of 7/31/2016.
(j)	Includes the impact of the Fund’s open positions in derivatives at 7/31/2016.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) (cont’d)

Derivative Instruments

Credit default swap contracts (“credit default swaps”)

At July 31, 2016, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount(a)	Contract Annual Fixed Rate*	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit LLC	ITRAXX.XO.25.V1	EUR 4,800,000	5.00%	6/20/2021	$(314,566)	$(114,296)	$(31,233)	$(460,095)
ICE Clear Credit LLC	CDX.EM.25.V1	$3,100,000	1.00%	6/20/2021	281,004	(54,213)	(3,617)	223,174
Total					$(33,562)	$(168,509)	$(34,850)	$(236,921)

(a)	Notional value is stated in the currency in which the contract is denominated.
EUR= Euro

* The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swaps.

At July 31, 2016, the Fund had deposited $221,791 in a segregated account to cover margin requirements for centrally cleared credit default swaps.

Futures contracts (“futures”)

At July 31, 2016, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
9/8/2016	24 Euro-Bund	Short	$(124,104)
9/8/2016	36 Euro-Buxl Bond, 30 Year	Short	(784,168)
9/8/2016	12 Euro-OAT	Short	(71,507)
9/9/2016	52 Mini Japanese Government Bond,10 Year	Short	(36,591)
9/28/2016	4 U.K. Long Gilt Bond	Short	(34,745)
9/30/2016	18 U.S. Treasury Note, 2 Year	Short	(21,535)
9/30/2016	39 U.S. Treasury Note, 5 Year	Short	(62,995)
9/21/2016	214 U.S. Treasury Note, 10 Year	Short	(748,641)
9/21/2016	2 U.S. Treasury Bond, 10 Year Ultra	Short	(4,074)
9/21/2016	1 U.S. Treasury Bond, Long	Short	(11,376)
9/15/2016	40 Australian Bond, 10 Year	Long	(71)
9/21/2016	44 U.S. Treasury Bond, Ultra Long	Long	705,818
Total			$(1,193,989)

At July 31, 2016, the notional value of futures for the Fund was $12,558,375 for long positions and $(60,727,374) for short positions. The Fund had deposited $1,930,358 in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At July 31, 2016, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

163,291	Australian Dollar	$117,178	State Street Bank and Trust Company	9/8/2016	$6,774
1,854,104	Australian Dollar	1,333,472	Deutsche Bank AG	9/8/2016	73,944
800,145	Australian Dollar	575,304	Royal Bank of Canada	9/8/2016	32,071
687,383	Australian Dollar	495,061	Societe Generale	9/8/2016	26,719
47,114	Australian Dollar	34,103	Goldman Sachs International	9/8/2016	1,660
1,371	Australian Dollar	992	Goldman Sachs International	9/8/2016	48
701,140	Australian Dollar	514,840	State Street Bank and Trust Company	9/8/2016	17,382
245,213	Australian Dollar	181,799	State Street Bank and Trust Company	9/8/2016	4,338
75,125	Australian Dollar	55,697	State Street Bank and Trust Company	9/8/2016	1,329
393,161	Australian Dollar	290,121	Goldman Sachs International	9/8/2016	8,320
311,450	Australian Dollar	229,797	Goldman Sachs International	9/8/2016	6,619
203,194	Australian Dollar	149,403	State Street Bank and Trust Company	9/8/2016	4,838
469,242	Australian Dollar	347,621	State Street Bank and Trust Company	9/8/2016	8,572
146,424	Australian Dollar	108,308	State Street Bank and Trust Company	9/8/2016	2,840
123,475	Australian Dollar	92,444	State Street Bank and Trust Company	9/8/2016	1,284
199,929	Australian Dollar	148,668	State Street Bank and Trust Company	9/8/2016	3,094
770,817	Australian Dollar	578,760	Societe Generale	9/8/2016	6,353
133,139	Canadian Dollar	101,524	State Street Bank and Trust Company	9/8/2016	470
6,499,509	Canadian Dollar	5,023,600	Deutsche Bank AG	9/8/2016	(44,488)
12,351,342	Canadian Dollar	9,550,105	Societe Generale	9/8/2016	(88,048)
846,175	Canadian Dollar	651,949	Royal Bank of Canada	9/8/2016	(3,716)
20,909	Canadian Dollar	16,110	Royal Bank of Canada	9/8/2016	(92)
273,409	Canadian Dollar	211,013	State Street Bank and Trust Company	9/8/2016	(1,561)
115,271	Canadian Dollar	90,600	State Street Bank and Trust Company	9/8/2016	(2,294)
878,371	Canadian Dollar	684,482	State Street Bank and Trust Company	9/8/2016	(11,584)
512,549	Canadian Dollar	397,063	Royal Bank of Canada	9/8/2016	(4,411)
270,509	Canadian Dollar	207,992	State Street Bank and Trust Company	9/8/2016	(761)
369,123	Canadian Dollar	285,273	Goldman Sachs International	9/8/2016	(2,497)
104,092	Canadian Dollar	80,738	State Street Bank and Trust Company	9/8/2016	(996)
313,090	Canadian Dollar	240,708	State Street Bank and Trust Company	9/8/2016	(858)
168,478	Canadian Dollar	129,194	Goldman Sachs International	9/8/2016	(128)
317,866	Canadian Dollar	241,388	State Street Bank and Trust Company	9/8/2016	2,121
13,818	Euro	15,501	Societe Generale	9/8/2016	(30)
111,531	Euro	124,826	State Street Bank and Trust Company	9/8/2016	48
103,365	Euro	115,955	Deutsche Bank AG	9/8/2016	(224)
64,736	Euro	72,621	Deutsche Bank AG	9/8/2016	(140)
472,446	Euro	530,392	Societe Generale	9/8/2016	(1,425)
14,875	Euro	16,692	Royal Bank of Canada	9/8/2016	(37)
31,688	Euro	35,535	Societe Generale	9/8/2016	(56)
312,421	Euro	350,352	Societe Generale	9/8/2016	(555)
2,969,420	Euro	3,325,756	Goldman Sachs International	9/8/2016	(1,094)
638,553	Euro	715,181	Goldman Sachs International	9/8/2016	(235)
71,623	Euro	80,332	State Street Bank and Trust Company	9/8/2016	(140)
14,574	Euro	16,308	Goldman Sachs International	9/8/2016	10
109,153	Euro	124,336	State Street Bank and Trust Company	9/8/2016	(2,125)
81,541	Euro	92,929	Societe Generale	9/8/2016	(1,633)
249,664	Euro	285,269	Societe Generale	9/8/2016	(5,737)
65,309	Euro	74,277	State Street Bank and Trust Company	9/8/2016	(1,154)
68,489	Euro	77,667	State Street Bank and Trust Company	9/8/2016	(984)
7,872	Euro	8,927	State Street Bank and Trust Company	9/8/2016	(113)
280,698	Euro	318,313	State Street Bank and Trust Company	9/8/2016	(4,034)
77,919	Euro	88,369	Goldman Sachs International	9/8/2016	(1,128)
95,550	Euro	108,009	Goldman Sachs International	9/8/2016	(1,028)
30,100	Euro	34,025	Goldman Sachs International	9/8/2016	(324)
39,010	Euro	43,864	State Street Bank and Trust Company	9/8/2016	(187)
157,013	Euro	177,017	Royal Bank of Canada	9/8/2016	(1,220)
29,734	Euro	33,522	Royal Bank of Canada	9/8/2016	(231)
96,282	Euro	108,755	Royal Bank of Canada	9/8/2016	(954)
25,130	Euro	28,385	Royal Bank of Canada	9/8/2016	(249)
60,366	Euro	68,636	Goldman Sachs International	9/8/2016	(1,048)
246,347	Euro	280,268	State Street Bank and Trust Company	9/8/2016	(4,449)
85,737	Euro	97,406	Societe Generale	9/8/2016	(1,412)
387,584	Euro	428,740	State Street Bank and Trust Company	9/8/2016	5,212
71,110	Euro	78,661	State Street Bank and Trust Company	9/8/2016	956
20,765	Euro	22,995	Societe Generale	9/8/2016	254
190,157	Euro	210,580	Societe Generale	9/8/2016	2,326
162,082	Euro	181,267	State Street Bank and Trust Company	9/8/2016	206
17,949	Euro	19,961	Societe Generale	9/8/2016	136
101,462	Euro	112,833	Societe Generale	9/8/2016	767
28,424	Euro	31,562	Societe Generale	9/8/2016	263
90,013	Euro	99,824	State Street Bank and Trust Company	9/8/2016	957
240,656	Euro	267,224	Royal Bank of Canada	9/8/2016	2,222
104,617	Euro	116,443	Goldman Sachs International	9/8/2016	690
50,234	Euro	55,930	State Street Bank and Trust Company	9/8/2016	313
68,867	Euro	76,376	State Street Bank and Trust Company	9/8/2016	730

530,801	Euro	585,500	State Street Bank and Trust Company	9/8/2016	8,803
96,104	Euro	105,906	Goldman Sachs International	9/8/2016	1,696
159,393	Euro	175,161	State Street Bank and Trust Company	9/8/2016	3,301
106,870	Euro	117,840	Societe Generale	9/8/2016	1,815
111,636	Euro	123,894	State Street Bank and Trust Company	9/8/2016	1,098
183,248	Euro	203,702	State Street Bank and Trust Company	9/8/2016	1,468
50,960,946	Japanese Yen	466,035	Deutsche Bank AG	9/8/2016	34,062
11,720,831	Japanese Yen	107,186	Deutsche Bank AG	9/8/2016	7,834
60,500,576	Japanese Yen	551,741	Societe Generale	9/8/2016	41,972
119,659,825	Japanese Yen	1,093,343	Royal Bank of Canada	9/8/2016	80,920
319,655,960	Japanese Yen	2,920,726	Royal Bank of Canada	9/8/2016	216,168
3,733,725	Japanese Yen	34,159	Societe Generale	9/8/2016	2,481
56,332,004	Japanese Yen	515,367	Societe Generale	9/8/2016	37,439
47,202,924	Japanese Yen	426,570	Goldman Sachs International	9/8/2016	36,649
20,641,034	Japanese Yen	192,861	Societe Generale	9/8/2016	9,697
32,261,902	Japanese Yen	302,545	Societe Generale	9/8/2016	14,053
7,091,827	Japanese Yen	66,780	State Street Bank and Trust Company	9/8/2016	2,815
5,393,558	Japanese Yen	51,043	Goldman Sachs International	9/8/2016	1,886
24,790,714	Japanese Yen	234,558	State Street Bank and Trust Company	9/8/2016	8,722
22,487,703	Japanese Yen	216,405	Royal Bank of Canada	9/8/2016	4,275
10,070,887	Japanese Yen	98,194	Goldman Sachs International	9/8/2016	636
7,598,117	Japanese Yen	74,870	State Street Bank and Trust Company	9/8/2016	(307)
6,896,491	Japanese Yen	67,472	State Street Bank and Trust Company	9/8/2016	205
41,089,987	Japanese Yen	393,085	Royal Bank of Canada	9/8/2016	10,145
16,906,825	Japanese Yen	160,020	Goldman Sachs International	9/8/2016	5,892
14,421,337	Japanese Yen	136,369	State Street Bank and Trust Company	9/8/2016	5,153
6,071,474	Japanese Yen	57,226	State Street Bank and Trust Company	9/8/2016	2,355
578,747	Mexican Peso	31,143	State Street Bank and Trust Company	9/8/2016	(396)
4,157,028	Mexican Peso	223,496	State Street Bank and Trust Company	9/8/2016	(2,645)
1,965,048	Mexican Peso	105,670	Goldman Sachs International	9/8/2016	(1,273)
774,034	Mexican Peso	40,522	State Street Bank and Trust Company	9/8/2016	600
102,512	New Zealand Dollar	68,929	State Street Bank and Trust Company	9/8/2016	4,979
146,417	New Zealand Dollar	97,733	State Street Bank and Trust Company	9/8/2016	7,830
2,427,553	New Zealand Dollar	1,628,403	Societe Generale	9/8/2016	121,800
6,236,564	New Zealand Dollar	4,187,229	Royal Bank of Canada	9/8/2016	309,171
291,995	New Zealand Dollar	195,999	Societe Generale	9/8/2016	14,522
392,762	New Zealand Dollar	264,132	State Street Bank and Trust Company	9/8/2016	19,039
30,249	New Zealand Dollar	20,342	State Street Bank and Trust Company	9/8/2016	1,466
48,460	New Zealand Dollar	32,853	Goldman Sachs International	9/8/2016	2,085
120,502	New Zealand Dollar	83,663	Societe Generale	9/8/2016	3,215
218,438	New Zealand Dollar	154,537	State Street Bank and Trust Company	9/8/2016	2,952
277,479	New Zealand Dollar	195,032	Goldman Sachs International	9/8/2016	5,023
334,936	New Zealand Dollar	234,276	State Street Bank and Trust Company	9/8/2016	7,204
49,324	New Zealand Dollar	35,538	Goldman Sachs International	9/8/2016	23
194,217	New Zealand Dollar	137,207	State Street Bank and Trust Company	9/8/2016	2,819
91,023	New Zealand Dollar	64,617	Goldman Sachs International	9/8/2016	1,008
88,828	New Zealand Dollar	64,137	State Street Bank and Trust Company	9/8/2016	(95)
300,893	New Zealand Dollar	215,760	Goldman Sachs International	9/8/2016	1,176
160,343	New Zealand Dollar	114,204	State Street Bank and Trust Company	9/8/2016	1,399
640,263	New Zealand Dollar	449,282	State Street Bank and Trust Company	9/8/2016	12,331
480,859	New Zealand Dollar	334,911	Goldman Sachs International	9/8/2016	11,776
227,180	New Zealand Dollar	158,357	State Street Bank and Trust Company	9/8/2016	5,434
2,895,022	Norwegian Krone	346,010	Societe Generale	9/8/2016	(2,853)
27,956,789	Norwegian Krone	3,376,383	Societe Generale	9/8/2016	(62,574)
47,226	Norwegian Krone	5,703	Royal Bank of Canada	9/8/2016	(105)
13,468,404	Norwegian Krone	1,612,307	State Street Bank and Trust Company	9/8/2016	(15,853)
732,942	Norwegian Krone	88,152	State Street Bank and Trust Company	9/8/2016	(1,274)
3,072,380	Norwegian Krone	375,262	State Street Bank and Trust Company	9/8/2016	(11,082)
623,554	Norwegian Krone	75,989	Goldman Sachs International	9/8/2016	(2,077)
752,642	Norwegian Krone	89,913	Royal Bank of Canada	9/8/2016	(699)
1,872,351	Norwegian Krone	226,219	State Street Bank and Trust Company	9/8/2016	(4,283)
1,252,160	Norwegian Krone	151,526	Societe Generale	9/8/2016	(3,103)
2,533,426	Norwegian Krone	298,398	State Street Bank and Trust Company	9/8/2016	1,898
941,614	Norwegian Krone	111,138	State Street Bank and Trust Company	9/8/2016	475
1,153,246	Norwegian Krone	138,593	State Street Bank and Trust Company	9/8/2016	(1,895)
2,063,383	Norwegian Krone	243,961	Societe Generale	9/8/2016	619
696,584	Norwegian Krone	82,211	State Street Bank and Trust Company	9/8/2016	357
1,118,456	Norwegian Krone	133,103	Royal Bank of Canada	9/8/2016	(529)
1,191,872	Norwegian Krone	142,204	Goldman Sachs International	9/8/2016	(927)
1,075,176	Norwegian Krone	126,777	Goldman Sachs International	9/8/2016	667
92,111	Pound Sterling	135,578	Societe Generale	9/8/2016	(13,601)
197,925	Pound Sterling	290,552	Royal Bank of Canada	9/8/2016	(28,451)
226,857	Pound Sterling	332,769	Societe Generale	9/8/2016	(32,355)
430,154	Pound Sterling	630,165	State Street Bank and Trust Company	9/8/2016	(60,537)
1,115,237	Pound Sterling	1,632,244	Goldman Sachs International	9/8/2016	(155,400)

64,993	Pound Sterling	94,895	Societe Generale	9/8/2016	(8,829)
5,842	Pound Sterling	8,530	Societe Generale	9/8/2016	(794)
190,472	Pound Sterling	277,641	Societe Generale	9/8/2016	(25,409)
184,267	Pound Sterling	265,539	Goldman Sachs International	9/8/2016	(21,525)
14,671	Pound Sterling	20,777	State Street Bank and Trust Company	9/8/2016	(1,349)
15,201	Pound Sterling	21,558	Royal Bank of Canada	9/8/2016	(1,428)
6,054	Pound Sterling	8,666	Royal Bank of Canada	9/8/2016	(649)
41,555	Pound Sterling	59,483	Royal Bank of Canada	9/8/2016	(4,454)
80,748	Pound Sterling	119,043	Societe Generale	9/8/2016	(12,113)
29,215	Pound Sterling	38,621	Goldman Sachs International	9/8/2016	66
54,562	Pound Sterling	72,505	State Street Bank and Trust Company	9/8/2016	(252)
26,447	Pound Sterling	35,144	State Street Bank and Trust Company	9/8/2016	(122)
19,022	Pound Sterling	25,382	Societe Generale	9/8/2016	(192)
108,097	Pound Sterling	144,746	State Street Bank and Trust Company	9/8/2016	(1,599)
48,296	Pound Sterling	65,098	Goldman Sachs International	9/8/2016	(1,142)
17,526	Pound Sterling	22,858	Societe Generale	9/8/2016	350
60,674	Pound Sterling	79,134	Societe Generale	9/8/2016	1,213
86,693	Pound Sterling	115,193	Royal Bank of Canada	9/8/2016	(391)
123,026	Pound Sterling	163,909	Goldman Sachs International	9/8/2016	(992)
170,290	Pound Sterling	224,905	State Street Bank and Trust Company	9/8/2016	601
20,527,004	South African Rand	1,287,266	Royal Bank of Canada	9/8/2016	180,726
1,100,990	Swedish Krona	132,678	Societe Generale	9/8/2016	(3,783)
21,125,396	Swedish Krona	2,559,289	Royal Bank of Canada	9/8/2016	(86,106)
4,879,533	Swedish Krona	589,316	State Street Bank and Trust Company	9/8/2016	(18,061)
8,629,537	Swedish Krona	1,041,749	Goldman Sachs International	9/8/2016	(31,476)
539,673	Swedish Krona	66,631	Societe Generale	9/8/2016	(3,451)
2,209,540	Swedish Krona	270,405	State Street Bank and Trust Company	9/8/2016	(11,731)
5,312,671	Swedish Krona	646,531	Goldman Sachs International	9/8/2016	(24,568)
527,424	Swedish Krona	64,031	Goldman Sachs International	9/8/2016	(2,285)
1,366,193	Swedish Krona	164,548	Royal Bank of Canada	9/8/2016	(4,605)
2,805,585	Swedish Krona	342,445	Societe Generale	9/8/2016	(13,991)
1,146,283	Swedish Krona	134,751	State Street Bank and Trust Company	9/8/2016	(553)
1,959,181	Swedish Krona	232,711	State Street Bank and Trust Company	9/8/2016	(3,347)
3,517,080	Swedish Krona	412,186	Societe Generale	9/8/2016	(435)
1,103,740	Swedish Krona	129,287	State Street Bank and Trust Company	9/8/2016	(71)
451,356	Swedish Krona	53,112	Royal Bank of Canada	9/8/2016	(271)
2,061,263	Swedish Krona	242,665	State Street Bank and Trust Company	9/8/2016	(1,350)
918,733	Swedish Krona	106,944	Goldman Sachs International	9/8/2016	614
223,005	Swiss Franc	226,057	State Street Bank and Trust Company	9/8/2016	4,477
63,835	Swiss Franc	64,796	Royal Bank of Canada	9/8/2016	1,194
424,598	Swiss Franc	430,685	Societe Generale	9/8/2016	8,247
5,534,590	Swiss Franc	5,621,870	State Street Bank and Trust Company	9/8/2016	99,561
416,239	Swiss Franc	422,733	Goldman Sachs International	9/8/2016	7,557
52,648	Swiss Franc	54,717	Societe Generale	9/8/2016	(291)
259,130	Swiss Franc	270,888	Societe Generale	9/8/2016	(3,010)
166,940	Swiss Franc	174,298	State Street Bank and Trust Company	9/8/2016	(1,722)
348,967	Swiss Franc	364,347	State Street Bank and Trust Company	9/8/2016	(3,599)
221,320	Swiss Franc	230,898	Goldman Sachs International	9/8/2016	(2,106)
295,617	Swiss Franc	307,678	Goldman Sachs International	9/8/2016	(2,081)
217,982	Swiss Franc	226,908	State Street Bank and Trust Company	9/8/2016	(1,567)
220,102	Swiss Franc	226,899	State Street Bank and Trust Company	9/8/2016	633
171,811	Swiss Franc	175,330	State Street Bank and Trust Company	9/8/2016	2,281
252,198	Swiss Franc	255,653	State Street Bank and Trust Company	9/8/2016	5,058
Total					$720,458

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

339,875	Australian Dollar	$246,017	Goldman Sachs International	9/8/2016	$(11,976)
195,103	Australian Dollar	144,965	Goldman Sachs International	9/8/2016	(3,134)
471,681	Australian Dollar	359,265	Goldman Sachs International	9/8/2016	1,221
479,785	Australian Dollar	358,798	Goldman Sachs International	9/8/2016	(5,398)
119,409	Australian Dollar	87,957	Royal Bank of Canada	9/8/2016	(2,684)
361,682	Australian Dollar	275,128	Royal Bank of Canada	9/8/2016	582
74,604	Australian Dollar	53,253	Societe Generale	9/8/2016	(3,378)
1,822,065	Australian Dollar	1,312,069	Societe Generale	9/8/2016	(71,027)
158,709	Australian Dollar	117,912	Societe Generale	9/8/2016	(2,561)
90,030	Australian Dollar	67,035	Societe Generale	9/8/2016	(1,305)
205,344	Australian Dollar	153,378	Societe Generale	9/8/2016	(2,495)
376,196	Australian Dollar	282,146	Societe Generale	9/8/2016	(3,418)
2,731,750	Australian Dollar	1,973,416	State Street Bank and Trust Company	9/8/2016	(100,204)
132,405	Australian Dollar	97,112	State Street Bank and Trust Company	9/8/2016	(3,394)
94,664	Australian Dollar	70,471	State Street Bank and Trust Company	9/8/2016	(1,387)
394,101	Australian Dollar	295,100	State Street Bank and Trust Company	9/8/2016	(4,055)

637,792	Australian Dollar	485,484	State Street Bank and Trust Company	9/8/2016	1,348
448,321	Australian Dollar	336,430	State Street Bank and Trust Company	9/8/2016	(3,882)
2,011,338	Canadian Dollar	1,543,161	Goldman Sachs International	9/8/2016	2,325
506,088	Canadian Dollar	397,013	Goldman Sachs International	9/8/2016	9,311
15,844,254	Canadian Dollar	12,207,467	Royal Bank of Canada	9/8/2016	69,576
250,386	Canadian Dollar	192,136	Royal Bank of Canada	9/8/2016	322
168,153	Canadian Dollar	127,812	Societe Generale	9/8/2016	(1,006)
45,677	Canadian Dollar	35,318	Societe Generale	9/8/2016	326
598,468	Canadian Dollar	458,895	Societe Generale	9/8/2016	423
780,233	Canadian Dollar	610,327	Societe Generale	9/8/2016	12,610
445,054	Canadian Dollar	350,922	Societe Generale	9/8/2016	9,977
193,073	Canadian Dollar	151,125	Societe Generale	9/8/2016	3,216
1,317,495	Canadian Dollar	1,010,039	State Street Bank and Trust Company	9/8/2016	739
77,936	Canadian Dollar	59,536	State Street Bank and Trust Company	9/8/2016	(169)
62,904	Canadian Dollar	49,083	State Street Bank and Trust Company	9/8/2016	894
289,166	Canadian Dollar	222,292	State Street Bank and Trust Company	9/8/2016	769
179,428	Canadian Dollar	139,301	State Street Bank and Trust Company	9/8/2016	1,846
475,393	Euro	533,296	Deutsche Bank AG	9/8/2016	1,030
997,012	Euro	1,116,655	Goldman Sachs International	9/8/2016	367
2,970,767	Euro	3,327,265	Goldman Sachs International	9/8/2016	1,094
62,268	Euro	70,387	Goldman Sachs International	9/8/2016	670
18,390	Euro	20,937	Goldman Sachs International	9/8/2016	347
14,869	Euro	16,601	Goldman Sachs International	9/8/2016	(47)
191,750	Euro	211,955	Goldman Sachs International	9/8/2016	(2,734)
236,889	Euro	264,144	Goldman Sachs International	9/8/2016	(1,085)
50,398	Euro	56,196	Goldman Sachs International	9/8/2016	(231)
43,856	Euro	49,021	Goldman Sachs International	9/8/2016	(81)
73,429	Euro	81,265	Goldman Sachs International	9/8/2016	(948)
68,803	Euro	76,146	Goldman Sachs International	9/8/2016	(889)
16,704	Euro	18,592	Goldman Sachs International	9/8/2016	(110)
106,034	Euro	118,020	Goldman Sachs International	9/8/2016	(699)
110,726	Euro	122,878	Goldman Sachs International	9/8/2016	(1,095)
436,566	Euro	489,882	Royal Bank of Canada	9/8/2016	1,088
2,924,073	Euro	3,281,178	Royal Bank of Canada	9/8/2016	7,288
32,388	Euro	36,504	Royal Bank of Canada	9/8/2016	241
145,933	Euro	164,838	Royal Bank of Canada	9/8/2016	1,447
8,971	Euro	10,165	Royal Bank of Canada	9/8/2016	120
66,668	Euro	74,028	Royal Bank of Canada	9/8/2016	(616)
209,170	Euro	232,262	Royal Bank of Canada	9/8/2016	(1,931)
108,000	Euro	120,697	Royal Bank of Canada	9/8/2016	(224)
108,278	Euro	121,467	Societe Generale	9/8/2016	235
584,508	Euro	656,198	Societe Generale	9/8/2016	1,763
2,117,775	Euro	2,377,520	Societe Generale	9/8/2016	6,388
19,726	Euro	22,121	Societe Generale	9/8/2016	35
12,789	Euro	14,575	Societe Generale	9/8/2016	256
146,194	Euro	166,092	Societe Generale	9/8/2016	2,408
48,466	Euro	55,062	Societe Generale	9/8/2016	798
262,894	Euro	291,914	Societe Generale	9/8/2016	(2,431)
21,831	Euro	24,072	Societe Generale	9/8/2016	(371)
154,272	Euro	170,108	Societe Generale	9/8/2016	(2,620)
14,508	Euro	16,237	State Street Bank and Trust Company	9/8/2016	(6)
30,825	Euro	34,670	State Street Bank and Trust Company	9/8/2016	158
283,139	Euro	317,184	State Street Bank and Trust Company	9/8/2016	172
137,565	Euro	154,106	State Street Bank and Trust Company	9/8/2016	83
30,289	Euro	33,931	State Street Bank and Trust Company	9/8/2016	18
16,977	Euro	19,041	State Street Bank and Trust Company	9/8/2016	33
250,084	Euro	284,871	State Street Bank and Trust Company	9/8/2016	4,868
18,168	Euro	20,695	State Street Bank and Trust Company	9/8/2016	354
159,682	Euro	181,608	State Street Bank and Trust Company	9/8/2016	2,822
39,632	Euro	45,074	State Street Bank and Trust Company	9/8/2016	701
243,757	Euro	274,087	State Street Bank and Trust Company	9/8/2016	1,169
44,216	Euro	49,718	State Street Bank and Trust Company	9/8/2016	212
15,659	Euro	17,815	State Street Bank and Trust Company	9/8/2016	283
145,978	Euro	166,078	State Street Bank and Trust Company	9/8/2016	2,636
307,613	Euro	340,277	State Street Bank and Trust Company	9/8/2016	(4,137)
17,613	Euro	19,524	State Street Bank and Trust Company	9/8/2016	(196)
144,014	Euro	159,638	State Street Bank and Trust Company	9/8/2016	(1,605)
84,654	Euro	94,674	State Street Bank and Trust Company	9/8/2016	(108)
185,744	Euro	205,990	State Street Bank and Trust Company	9/8/2016	(1,975)
25,997	Euro	28,831	State Street Bank and Trust Company	9/8/2016	(276)
45,000	Euro	49,915	State Street Bank and Trust Company	9/8/2016	(468)
130,804	Euro	145,637	State Street Bank and Trust Company	9/8/2016	(816)
51,700	Euro	57,103	State Street Bank and Trust Company	9/8/2016	(782)
1,224,141	Japanese Yen	11,062	Goldman Sachs International	9/8/2016	(950)
29,028,592	Japanese Yen	272,488	Goldman Sachs International	9/8/2016	(12,379)
50,144,782	Japanese Yen	472,246	Goldman Sachs International	9/8/2016	(19,842)
40,122,244	Japanese Yen	367,280	Societe Generale	9/8/2016	(26,453)
456,229,225	Japanese Yen	4,160,625	Societe Generale	9/8/2016	(316,509)
9,987,502	Japanese Yen	90,225	State Street Bank and Trust Company	9/8/2016	(7,785)
35,665,316	Japanese Yen	322,194	State Street Bank and Trust Company	9/8/2016	(27,802)
54,138,375	Japanese Yen	495,993	State Street Bank and Trust Company	9/8/2016	(35,285)
47,735,425	Japanese Yen	446,731	State Street Bank and Trust Company	9/8/2016	(21,713)
5,413,702	Japanese Yen	53,330	State Street Bank and Trust Company	9/8/2016	203
8,166,745	Japanese Yen	79,705	State Street Bank and Trust Company	9/8/2016	(438)
9,818,784	Japanese Yen	96,752	State Street Bank and Trust Company	9/8/2016	397
25,065,553	Japanese Yen	236,607	State Street Bank and Trust Company	9/8/2016	(9,370)
1,433,890	Mexican Peso	76,992	Goldman Sachs International	9/8/2016	814
1,275,778	Mexican Peso	68,262	Royal Bank of Canada	9/8/2016	483
3,234,514	Mexican Peso	174,039	Societe Generale	9/8/2016	2,198
13,287,303	Mexican Peso	714,371	State Street Bank and Trust Company	9/8/2016	8,454
726,194	Mexican Peso	39,490	State Street Bank and Trust Company	9/8/2016	909
1,577,089	Mexican Peso	84,274	State Street Bank and Trust Company	9/8/2016	488
2,837,630	New Zealand Dollar	1,902,915	Deutsche Bank AG	9/8/2016	(142,943)
172,588	New Zealand Dollar	115,975	Goldman Sachs International	9/8/2016	(8,457)
249,478	New Zealand Dollar	167,643	Goldman Sachs International	9/8/2016	(12,224)
592,485	New Zealand Dollar	417,927	Goldman Sachs International	9/8/2016	(9,239)
43,295	New Zealand Dollar	30,431	Goldman Sachs International	9/8/2016	(784)
2,069,645	New Zealand Dollar	1,389,560	Royal Bank of Canada	9/8/2016	(102,601)
6,228,915	New Zealand Dollar	4,182,094	Royal Bank of Canada	9/8/2016	(308,792)
50,981	New Zealand Dollar	35,657	Royal Bank of Canada	9/8/2016	(1,099)
329,120	New Zealand Dollar	231,077	Royal Bank of Canada	9/8/2016	(6,210)
272,423	New Zealand Dollar	197,997	Royal Bank of Canada	9/8/2016	1,587
97,290	New Zealand Dollar	65,132	Societe Generale	9/8/2016	(5,011)
59,421	New Zealand Dollar	39,860	Societe Generale	9/8/2016	(2,981)
6,348,955	New Zealand Dollar	4,258,879	Societe Generale	9/8/2016	(318,552)
151,602	New Zealand Dollar	105,695	Societe Generale	9/8/2016	(3,606)
156,332	New Zealand Dollar	111,231	Societe Generale	9/8/2016	(1,480)
233,797	New Zealand Dollar	168,201	Societe Generale	9/8/2016	(360)
379,832	New Zealand Dollar	267,419	Societe Generale	9/8/2016	(6,430)
57,811	New Zealand Dollar	38,878	State Street Bank and Trust Company	9/8/2016	(2,802)
63,260	New Zealand Dollar	42,555	State Street Bank and Trust Company	9/8/2016	(3,054)
120,798	New Zealand Dollar	83,343	State Street Bank and Trust Company	9/8/2016	(3,749)
741,445	New Zealand Dollar	511,349	State Street Bank and Trust Company	9/8/2016	(23,214)
302,294	New Zealand Dollar	214,362	State Street Bank and Trust Company	9/8/2016	(3,585)
101,667	New Zealand Dollar	71,682	State Street Bank and Trust Company	9/8/2016	(1,618)
342,369	New Zealand Dollar	245,956	State Street Bank and Trust Company	9/8/2016	(883)
9,668,321	Norwegian Krone	1,170,329	Deutsche Bank AG	9/8/2016	24,311
1,640,120	Norwegian Krone	196,282	Goldman Sachs International	9/8/2016	1,874
2,375,518	Norwegian Krone	287,900	Goldman Sachs International	9/8/2016	6,322
1,048,497	Norwegian Krone	125,321	Goldman Sachs International	9/8/2016	1,040
4,147,497	Norwegian Krone	499,315	Societe Generale	9/8/2016	7,699
1,569,639	Norwegian Krone	194,065	Societe Generale	9/8/2016	8,011
766,376	Norwegian Krone	91,982	State Street Bank and Trust Company	9/8/2016	1,141
2,014,121	Norwegian Krone	242,338	State Street Bank and Trust Company	9/8/2016	3,598
1,749,986	Norwegian Krone	214,321	State Street Bank and Trust Company	9/8/2016	6,889
4,375,240	Norwegian Krone	535,052	State Street Bank and Trust Company	9/8/2016	16,441
519,102	Norwegian Krone	62,234	State Street Bank and Trust Company	9/8/2016	703
4,144,707	Norwegian Krone	490,206	State Street Bank and Trust Company	9/8/2016	(1,079)
5,193,853	Norwegian Krone	607,407	State Street Bank and Trust Company	9/8/2016	(8,237)
778,981	Pound Sterling	1,145,694	Deutsche Bank AG	9/8/2016	114,134
1,613,967	Pound Sterling	2,362,178	Goldman Sachs International	9/8/2016	224,894
1,919,909	Pound Sterling	2,809,950	Goldman Sachs International	9/8/2016	267,525
108,699	Pound Sterling	153,915	Goldman Sachs International	9/8/2016	9,971
11,104	Pound Sterling	15,154	Goldman Sachs International	9/8/2016	449
14,607	Pound Sterling	19,689	Goldman Sachs International	9/8/2016	345
31,374	Pound Sterling	41,705	Goldman Sachs International	9/8/2016	158
153,058	Pound Sterling	202,360	Goldman Sachs International	9/8/2016	(326)
90,856	Pound Sterling	133,376	Royal Bank of Canada	9/8/2016	13,060
350,684	Pound Sterling	514,801	Royal Bank of Canada	9/8/2016	50,410
6,003	Pound Sterling	8,800	Royal Bank of Canada	9/8/2016	851
24,704	Pound Sterling	32,825	Royal Bank of Canada	9/8/2016	111
10,123	Pound Sterling	14,778	Societe Generale	9/8/2016	1,373
364,434	Pound Sterling	536,410	Societe Generale	9/8/2016	53,811
395,550	Pound Sterling	582,210	Societe Generale	9/8/2016	58,406
7,391	Pound Sterling	10,842	Societe Generale	9/8/2016	1,054
22,507	Pound Sterling	33,181	Societe Generale	9/8/2016	3,376
8,787	Pound Sterling	12,860	State Street Bank and Trust Company	9/8/2016	1,224
48,612	Pound Sterling	71,620	State Street Bank and Trust Company	9/8/2016	7,246
21,957	Pound Sterling	32,319	State Street Bank and Trust Company	9/8/2016	3,242
7,069	Pound Sterling	10,405	State Street Bank and Trust Company	9/8/2016	1,044

46,927	Pound Sterling	68,747	State Street Bank and Trust Company	9/8/2016	6,604
39,727	Pound Sterling	58,199	State Street Bank and Trust Company	9/8/2016	5,591
45,134	Pound Sterling	65,320	State Street Bank and Trust Company	9/8/2016	5,552
9,922	Pound Sterling	14,360	State Street Bank and Trust Company	9/8/2016	1,220
5,937	Pound Sterling	8,572	State Street Bank and Trust Company	9/8/2016	710
456,835	Pound Sterling	646,977	State Street Bank and Trust Company	9/8/2016	42,017
6,536	Pound Sterling	9,577	State Street Bank and Trust Company	9/8/2016	922
120,631	Pound Sterling	176,759	State Street Bank and Trust Company	9/8/2016	17,014
60,606	Pound Sterling	80,537	State Street Bank and Trust Company	9/8/2016	280
18,817	Pound Sterling	25,197	State Street Bank and Trust Company	9/8/2016	278
109,421	Pound Sterling	144,358	State Street Bank and Trust Company	9/8/2016	(541)
26,293	Pound Sterling	35,055	State Street Bank and Trust Company	9/8/2016	237
15,350	Pound Sterling	20,243	State Street Bank and Trust Company	9/8/2016	(84)
65,342	Pound Sterling	85,600	State Street Bank and Trust Company	9/8/2016	(929)
46,696	Pound Sterling	61,173	State Street Bank and Trust Company	9/8/2016	(664)
29,839,001	South African Rand	1,871,230	Royal Bank of Canada	9/8/2016	(262,712)
452,179	South African Rand	28,174	State Street Bank and Trust Company	9/8/2016	(4,164)
13,071,931	Swedish Krona	1,582,999	Deutsche Bank AG	9/8/2016	52,648
453,001	Swedish Krona	53,425	Goldman Sachs International	9/8/2016	391
15,705	Swedish Krona	1,899	Societe Generale	9/8/2016	61
13,332,102	Swedish Krona	1,612,202	Societe Generale	9/8/2016	51,392
2,009,476	Swedish Krona	243,256	Societe Generale	9/8/2016	8,003
3,144,935	Swedish Krona	389,512	Societe Generale	9/8/2016	21,329
632,204	Swedish Krona	76,379	State Street Bank and Trust Company	9/8/2016	2,366
432,478	Swedish Krona	52,283	State Street Bank and Trust Company	9/8/2016	1,652
3,508,762	Swedish Krona	432,476	State Street Bank and Trust Company	9/8/2016	21,699
2,907,825	Swedish Krona	358,047	State Street Bank and Trust Company	9/8/2016	17,624
1,937,523	Swedish Krona	234,190	State Street Bank and Trust Company	9/8/2016	7,361
2,056,153	Swedish Krona	250,109	State Street Bank and Trust Company	9/8/2016	9,392
625,204	Swedish Krona	73,654	State Street Bank and Trust Company	9/8/2016	460
2,596,843	Swedish Krona	303,898	State Street Bank and Trust Company	9/8/2016	(118)
277,162	Swiss Franc	280,926	Deutsche Bank AG	9/8/2016	(5,592)
166,836	Swiss Franc	171,126	Goldman Sachs International	9/8/2016	(1,342)
354,534	Swiss Franc	362,567	Goldman Sachs International	9/8/2016	(3,936)
81,283	Swiss Franc	82,374	Goldman Sachs International	9/8/2016	(1,653)
247,154	Swiss Franc	251,628	Royal Bank of Canada	9/8/2016	(3,870)
238,037	Swiss Franc	241,015	Societe Generale	9/8/2016	(5,058)
8,705,403	Swiss Franc	8,832,772	Societe Generale	9/8/2016	(166,515)
274,169	Swiss Franc	287,116	Societe Generale	9/8/2016	3,691
73,575	Swiss Franc	75,687	State Street Bank and Trust Company	9/8/2016	(372)
107,150	Swiss Franc	112,146	State Street Bank and Trust Company	9/8/2016	1,379
152,668	Swiss Franc	156,086	State Street Bank and Trust Company	9/8/2016	(1,736)
255,635	Swiss Franc	263,912	State Street Bank and Trust Company	9/8/2016	(353)
69,514	Swiss Franc	71,063	State Street Bank and Trust Company	9/8/2016	(798)
Total					$(825,545)

Schedule of Investments Unconstrained Bond Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$4,998	$—	$4,998
Mortgage-Backed Securities(a)	—	1,209	—	1,209
Corporate Bonds(a)	—	25,569	—	25,569
Asset-Backed Securities	—	8,618	—	8,618
Foreign Government Securities(a)	—	6,668	—	6,668
Purchased Options	6	—	—	6
Exchange Traded Funds	3,181	—	—	3,181
Short-Term Investment	—	3,919	—	3,919
Total Investments	$3,187	$50,981	$—	$54,168

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2016:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Swap contracts
Assets	$—	$223	$—	$223
Liabilities	—	(460)	—	(460)
Futures(a)
Assets	706	—	—	706
Liabilities	(1,900)	—	—	(1,900)
Forward contracts(a)
Assets	—	2,959	—	2,959
Liabilities	—	(3,064)	—	(3,064)
Total	$(1,194)	$(342)	$—	$(1,536)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

July 31, 2016

 Notes to Schedule of Investments (Unaudited)

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Emerging Markets Debt Fund (“Emerging Markets Debt”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal High Income Fund (“Municipal High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman New York Municipal Income Fund (“New York Municipal Income”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), Neuberger Berman Short Duration High Income Fund (“Short Duration High Income”), Neuberger Berman Strategic Income Fund (“Strategic Income”) and Neuberger Berman Unconstrained Bond Fund (“Unconstrained Bond”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of the Funds’ investments in exchange traded funds and exchange traded purchased option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

##	At July 31, 2016, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
(000’s omitted)
Core Bond	$357,436	$11,183	$3,181	$8,002
Emerging Markets Debt	114,900	4,187	3,534	653
Floating Rate Income	234,010	1,307	4,022	(2,715)
High Income	4,041,515	167,054	57,340	109,714
Municipal High Income	114,611	4,861	120	4,741
Municipal Intermediate Bond	177,073	9,302	46	9,256
New York Municipal Income	59,007	3,831	8	3,823
Short Duration	77,981	364	166	198
Short Duration High Income	131,031	2,562	1,418	1,144
Strategic Income	2,471,304	76,820	43,129	33,691
Unconstrained Bond	53,767	1,733	1,332	401

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 28, 2016

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  September 28, 2016